Registration No. 333-171815

File No. 811- 22520

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. 7 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940 [X]

Amendment No. 9 [X]

OPPENHEIMER ULTRA-SHORT DURATION FUND

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OFI Global Asset Management, Inc.

Two World Financial Center, 225 Liberty Street

New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)

[X] On November 27, 2013 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] On _______________ pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] On _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

OPPENHEIMER
Ultra-Short Duration Fund*

Prospectus dated November 27, 2013

NYSE Ticker Symbols
Class A	OSDAX
Class Y	OSDYX

*Prior to November 27, 2013, the Fund was named "Oppenheimer Short Duration Fund."

Oppenheimer Ultra-Short Duration Fund is a mutual fund that seeks income. It invests primarily in short-term debt instruments.

This prospectus contains important information about the Fund's objective, investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this prospectus carefully before you invest and keep it for future reference about your account.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Oppenheimer Ultra-Short Duration Fund

To Summary Prospectus

THE FUND SUMMARY

Investment Objective. The Fund seeks income.

Fees and Expenses of the Fund. The table below describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. The Fund does not charge any initial sales charge to buy shares or to reinvest dividends and there are no redemption fees or contingent deferred sales charges.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	None	None

Annual Fund Operating Expenses [1] (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Y
Management Fees	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.23%	0.23%
Total Annual Fund Operating Expenses	0.53%	0.53%
Fee Waiver and/or Expense Reimbursement [2]	None	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.53%	0.25%

1. Expenses have been restated to reflect current fees.
2. After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 0.65% for Class A shares and 0.25% for Class Y shares, as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed					If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$54	$170	$297	$667	$54	$170	$297	$667
Class Y	$26	$142	$269	$640	$26	$142	$269	$640

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies. Under normal market conditions, the Fund invests in short-term, fixed and floating rate, U.S. dollar denominated, investment-grade debt securities with an effective or final maturity of not more than three years. The portfolio managers look for debt securities in market sectors that they believe offer attractive relative values and seek to reduce volatility by maintaining a diversified portfolio with an effective portfolio duration of one year or less. Because of market events, the duration of the Fund's portfolio might exceed that level at times. If a rise in interest rates caused the Fund to temporarily exceed a one year effective portfolio duration, it would not enter into any transactions that could lengthen its portfolio duration until after its duration had returned to less than one year.

What is "Duration"? Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. "Effective duration" attempts to measure the expected percentage change in the value of a bond or a portfolio resulting from a change in prevailing interest rates. For example, if a bond is determined to have an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's market value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond's market value to increase 3%. The Fund calculates duration based on a security's next interest rate reset date or the next date on which the Fund can exercise a put at par value, whichever is earlier.

The term "effective duration" includes consideration of a security's next interest reset date, whereas "effective maturity" does not.

In selecting securities, the portfolio managers seek investment income, although the Fund may also realize capital appreciation. The Fund's investments mainly include: corporate bonds, asset-backed securities, and money market instruments such as commercial paper, certificates of deposit, time deposits and bank notes. The Fund may also invest in U.S. Government securities, dollar-denominated securities issued or guaranteed by supranational organizations or foreign governments, repurchase agreements, participation interests in loans, mortgage-related securities and other debt obligations. The Fund will invest more than 25% of its total assets in securities of issuers in the banking industry and in the financial services group of industries.

"Investment grade" debt securities are rated in one of the top four categories by nationally recognized statistical rating organizations such as Moody's or Standard & Poor's. The Fund may also invest in unrated securities. In that case, after assessing their credit quality, the Sub-Adviser may internally assign ratings to certain of those securities in categories similar to those of nationally recognized statistical rating organizations. The Fund only purchases investment-grade debt securities but is not required to dispose of debt securities that fall below investment grade after the Fund buys them.

The Fund may use "derivative" securities for hedging purposes to seek to manage investment risks. A derivative is an investment whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Interest rate futures contracts and interest rate swaps are types of derivatives the Fund may use.

The Fund may sell securities that no longer meet the above criteria and may engage in active and frequent trading to try to achieve its investment objective.

Principal Risks. The Fund is not a money market fund and the price of its shares can go up and down. This means that you can lose money by investing in the Fund. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them.

Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, duration risk, prepayment risk, reinvestment risk, extension risk and event risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk."  When interest rates fall, the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. This is referred to as "reinvestment risk". When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Duration risk is the risk that longer-duration debt securities will be more volatile and more likely to decline in price in a rising interest rate environment than shorter-duration debt securities. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.

Fixed-Income Market Risks. Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Main Liquidity Risks. Securities that are difficult to value or to sell promptly at an acceptable price are generally referred to as "illiquid" securities. If it is required to sell securities quickly or at a particular time (including sales to meet redemption requests) the Fund could realize a loss on illiquid investments.

Main Risks of Investments in Foreign Issuers. Investments in foreign issuers are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. The value of investments in foreign issuers may be affected by foreign regulations, foreign taxes, higher costs, illiquidity, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors.

Main Risks of Concentration in Banking and Financial Services.  The Fund can invest more than 25% of its total assets in securities of issuers in the banking industry and in the financial services group of industries. Banking and other financial services industries may be more susceptible to particular economic and regulatory events such as volatility in the financial markets and interest rates, changes in domestic and foreign monetary policy, and changes in industry regulations.

Main Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, require the payment of premiums, can increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, under new rules enacted and currently being implemented under U.S. financial reform legislation, certain over-the-counter derivatives are (or soon will be) required to be executed on a regulated market and cleared through a central clearing house counterparty. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction with a central clearing house counterparty may entail further risks and costs.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking current income from a variety of short-term investment-grade debt securities. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class Y shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website:
https://www.oppenheimerfunds.com/fund/UltraShortDurationFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 0.37% (1st Qtr 12) and the lowest return was 0.15% (4th Qtr 12).  For the period from from January 1, 2013 to September 30, 2013, the cumulative return before sales charges and taxes was 0.31%.

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns for the periods ended December 31, 2012
	1 Year	5 Years (or life of class, if less)
Class Y Shares (inception 4/25/11)
Return Before Taxes	0.96%	0.74%
Return After Taxes on Distributions	0.69%	0.52%
Return After Taxes on Distributions and Sale of Fund Shares	0.62%	0.50%
Class A Shares (inception 4/25/11)	0.72%	0.58%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.11%	0.09%
(reflects no deduction for fees, expenses or taxes)
Consumer Price Index	1.74%	1.25%
(reflects no deduction for fees, expenses or taxes)

Investment Adviser. OFI Global Asset Management, Inc. (the "Manager") is the Fund's investment adviser.  OppenheimerFunds, Inc. (the "Sub-Adviser") is its sub-adviser.

Portfolio Managers. Christopher Proctor, CFA, has been a portfolio manager and Vice President of the Fund since its inception, and Adam Wilde has been a portfolio manager and Vice President of the Fund since July 2013.

Purchase and Sale of Fund Shares. In most cases, you can buy Fund shares with a minimum initial investment of $250,000 and make additional investments in any amount.
     Shares may be purchased through a financial intermediary or the Distributor and redeemed through a financial intermediary or the Transfer Agent on days the New York Stock Exchange is open for trading. Shareholders may purchase or redeem shares by calling 1.800.225.5677, through the website www.oppenheimerfunds.com, or by mail. Share transactions may be paid by check, by Federal Funds wire or directly from or into your bank account.

Class A shares of the Fund are currently not available for purchase.

Taxes. If your shares are not held in a tax-deferred account, Fund distributions are subject to Federal income tax as ordinary income or as capital gains and they may also be subject to state or local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Sub-Adviser, or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE ABOUT THE FUND

About the Fund's Investments

The allocation of the Fund's portfolio among different types of investments will vary over time and the Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains additional information about the Fund's investment policies and risks.

The Fund's Principal Investment Strategies and Risks. The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.

Fixed-Income Investments. The Fund's investments may include corporate bonds; asset backed securities; high quality money market instruments such as commercial paper, certificates of deposit, time deposits and bank notes; U.S. Government securities; dollar-denominated securities issued or guaranteed by supranational organizations or foreign governments; repurchase agreements; participation interests in loans; mortgage related securities and other debt obligations. The portfolio managers select fixed-income securities that they believe offer attractive relative values and that have a final or effective maturity of not more than three years. A security's "effective maturity" is the length of time until it matures or until the issuer has the ability to exercise a put at par value, whichever is shorter. The term "effective maturity" differs from "effective duration" in that it does not include consideration of any interest reset dates, whereas "effective duration" does.

The following is a brief description of certain types of fixed-income instruments the Fund may invest in:

  Commercial Paper and Other Corporate Debt Obligations. Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company or financial firm. The Fund may also invest in other short-term corporate debt obligations.
  U.S. Government Securities. These include obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury and are supported by the full faith and credit of the United States. Obligations of some government agencies and instrumentalities are also supported by the full faith and credit of the U.S. Government, however, obligations issued by other government agencies or instrumentalities are supported only by the right of the issuer to borrow from the U.S. Treasury or only by the credit of the particular instrumentality.
  Foreign Debt Securities. The Fund may buy U.S. dollar denominated debt instruments issued by foreign governments and companies and by "supra-national" entities, such as the World Bank. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.
  Bank Obligations. The Fund may buy bank obligations including time deposits, certificates of deposit and bankers' acceptances, and obligations of foreign banks, U.S. branches of foreign banks or foreign branches of U.S. banks. Those obligations must be denominated in U.S. dollars, even if issued by a foreign bank or branch.
      Obligations of Foreign Banks and Foreign Branches of U.S. Banks.     These securities have different investment risks than obligations of U.S. banks and their domestic branches, which may include: adverse foreign political and economic developments, withholding taxes on interest income, seizure or nationalization of foreign deposits, and exchange control or other governmental restrictions that might affect the payment of principal and interest. Additionally, not all of the U.S. and state banking laws and regulations that apply to domestic banks and branches apply to foreign branches of U.S. banks. Those U.S. and state regulations also generally do not apply to foreign banks.
  Asset-Backed Securities. Asset-backed investments are fractional interests in pools of consumer loans or other receivables that are the obligations of a number of different parties. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The income from the underlying pool is passed through to investors, such as the Fund. Neither the Fund nor the Manager selects the loans or other assets that are included in the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These investments might be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the credit enhancement typically applies only to a fraction of the security's value. The Fund could lose money if the issuer defaults. Certain asset-backed securities are subject to prepayment and extension risks.
  Floating Rate and Variable Rate Notes. The Fund may purchase obligations with floating or variable interest rates. Variable interest rates are adjustable at stated periodic intervals. Floating interest rates are adjusted automatically according to a specified market rate or benchmark, such as the prime rate of a bank. These notes may have a demand feature that permits the Fund to recover the principal amount of the note at specified times or after giving a required notice.

Duration. The Fund expects that under normal market conditions it will maintain an average effective portfolio duration of not more than one year. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. "Effective duration" attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond 's value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond 's value to increase 3%. The Fund calculates duration based on a security's next interest rate reset date or the next date on which the Fund can exercise a put at par value, whichever is earlier and the average maturity of the Fund's portfolio can differ from its duration. While the Fund seeks to maintain an average effective portfolio duration of one year or less, it can hold securities having maturities longer than one year.

The Fund's portfolio might not meet its duration target if the Fund were near its target duration and held securities that would extend if interest rates suddenly rose. If a rise in interest rates caused the Fund to temporarily exceed its one year effective duration target, it would not enter into any transactions that could lengthen its portfolio duration until after its effective portfolio duration had returned to less than one year.

Fixed-Income Risks. Fixed-income securities may be subject to the following risks:

  Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund's investments in debt securities to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Fund's investments in new securities may be at lower yields and may reduce the Fund's income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. "Zero-coupon" or "stripped" securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.
  Duration Risk. Duration risk is the risk that longer-duration debt securities are more likely to decline in price than shorter-duration debt securities, in a rising interest-rate environment. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. "Effective duration" attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond's value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
  Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund's income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer's credit rating or other adverse news about an issuer, for any reason, can reduce the market value of that issuer's securities.
  Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
  Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, repayments of principal on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
  Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
  Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security's expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security's price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
  Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.

Credit Quality.  The Fund may invest in securities that are rated or unrated. "Investment-grade" securities are those rated in one of the top four rating categories by nationally recognized statistical rating organizations such as Moody's or Standard & Poor's or unrated securities judged by the Sub-Adviser to be of comparable quality. "Lower-grade" securities are those that are rated below those categories, which are also referred to as "junk bonds." While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's are considered "investment-grade," they may also have some speculative characteristics.

     Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer's ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer's ability to make timely payments, and the credit risk of a particular security may change over time. The Sub-Adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an Appendix to the Statement of Additional Information.

     The Fund only purchases investment-grade debt securities but is not required to dispose of debt securities that fall below investment grade after the Fund buys them.

Illiquid and Restricted Securities. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, are generally referred to as "illiquid" securities. Illiquid securities may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Securities that have limitations on their resale are referred to as "restricted securities." Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.

     The Fund will not invest more than 15% of its net assets in illiquid securities.  The Sub-Adviser monitors the Fund's holdings of illiquid securities on an ongoing basis to determine whether to sell any of those securities to maintain adequate liquidity.

Concentration. The Fund will invest more than 25% of its total assets in securities or obligations of issuers in the banking industry and may invest without limit in securities of issuers in the group of industries in the financial services sector, which includes banks, bank holding companies, commercial finance, consumer finance, diversified financial, insurance, savings and loans and special purpose financial. Banks and companies in the financial services industries may be more susceptible to particular economic and regulatory events such as fluctuations in interest rates, changes in the monetary policy of the Board of Governors of the Federal Reserve System, governmental regulations concerning those industries and affecting capital raising activities and fluctuations in the financial markets.

Concentration Risk. Concentration risk is the risk that the Fund's investments in the securities of companies in one industry will cause the Fund to be more exposed to developments affecting a single industry or market sector than a more broadly diversified fund would be.

Other Investment Strategies and Risks. The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.

     Mortgage-Related Government Securities.  Mortgage-related government securities include interests in pools of residential or commercial mortgages, in the form of "pass-through" mortgage securities. They may be issued or guaranteed by the U.S. government or its agencies and instrumentalities. Mortgage-related U.S. government securities may be issued in different series, each having different interest rates and maturities.

Mortgage-related securities that are U.S. government securities have collateral to secure payment of interest and principal. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to prepayment and extension risks.

Repurchase Agreements. The Fund may also enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it back to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, the Fund's ability to liquidate the collateral may be delayed or limited.

Participation Interests in Loans. These investments represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan, or are members of the loan syndicate, and that act as the servicing agent for the interest. The loans may be to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated investment-grade or below or may be unrated. Participation interests are subject to the credit risk of the servicing agent as well as the credit risk of the borrower. If the Fund purchases a participation interest, it may be only able to enforce its rights through the lender. In some cases, these participation interests may be partially "unfunded," meaning that the Fund may be required to advance additional money on future dates.

Derivative Investments. The Fund can invest in "derivative" instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency.  Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.

Interest Rate Swaps.   In an interest rate swap, the Fund and another party exchange their rights to receive interest payments. For example, they might swap the right to receive floating rate payments based on a reference interest rate for the right to receive fixed rate payments. An interest rate swap enables an investor to buy or sell protection against changes in an interest rate. An interest rate swap may be embedded within a structured note or other derivative instrument.

       Risks of Interest Rate Swaps. Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference does not perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

Swap Transactions.  Under U.S. financial reform legislation enacted in 2010 and currently being implemented, certain types of swaps are (or soon will be) required to be executed on a regulated market and cleared through a central clearing house counterparty, which may affect counterparty risk and other risks faced by the Fund, and could result in increased margin requirements and costs for the Fund. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or may be centrally cleared. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a central clearing house counterparty, and the Fund faces the central clearing house counterparty by means of a Fund account with a futures commission merchant that is a member of the clearing house. Because the regulations regarding centrally cleared swaps have not yet been fully implemented, the scope of potential risks, including risks relating to the use of central clearing house counterparties and futures commission merchants, is unclear.

Interest Rate Futures . The Fund may use interest rate futures to manage exposure to interest rate risk or protect the Fund from fluctuations in the value of securities. An interest rate future is a contract for the future delivery of a debt security for a price based on the current value of the security. An interest rate future obligates the seller to deliver (and the purchaser to take) cash or the specified type of debt security to settle the futures transaction at its maturity. Either party could also enter into an offsetting contract to close out the position. For example, to seek to mitigate the risk that increasing prevailing interest rates may decrease the value of the Fund's portfolio securities, the Fund might sell a U.S. Treasury bond future obligating it to sell a U.S. Treasury bond on a future date for an amount based on the current value of the bond. If prevailing interest rates rise, the Fund would be expected to be able to enter into an offsetting contract at a gain.

Risks of Interest Rate Futures . Interest rate futures expose the Fund to price fluctuations resulting from interest rate changes. If interest rates rise when the Fund has purchased an interest rate future, the Fund could suffer a loss in its futures positions. If interest rates fall when the Fund has sold an interest rate future, the Fund could similarly suffer a loss. The market value of interest rate futures may not move in concert with the value of the securities the Fund wishes to hedge or intends to purchase. Further, a lack of market liquidity could make it difficult to close out futures positions.

     Special Risks of Futures Contracts. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.

In addition, under U.S. financial reform legislation enacted in 2010 and currently being implemented, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are (or soon will be) required to be executed on a regulated market and cleared through a central clearing house counterparty, which may result in increased margin requirements and costs for a fund. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction with a central clearing house counterparty may entail further risks and costs, including the counterparty risk of the central clearing house counterparty and the futures commission merchant through which the fund accesses the clearing house.

Hedging. Hedging transactions are intended to reduce the risks of securities in the Fund's portfolio. At times, however, a hedging instrument's value might not be correlated with the investment it is intended to hedge, and the hedge might be unsuccessful. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce its return or create a loss.

   The Fund is not required to use hedging instruments in seeking its objective.

Conflicts of Interest. The investment activities of the Manager, the Sub-Adviser and their affiliates in regard to other accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The Manager, the Sub-Adviser or their affiliates may provide investment advisory services to other funds and accounts that have investment objectives or strategies that differ from, or are contrary to, those of the Fund. That may result in another fund or account holding investment positions that are adverse to the Fund's investment strategies or activities. Other funds or accounts advised by the Manager, the Sub-Adviser or their affiliates may have conflicting interests arising from investment objectives that are similar to those of the Fund. Those funds and accounts may engage in, and compete for, the same types of securities or other investments as the Fund or invest in securities of the same issuers that have different, and possibly conflicting, characteristics. The trading and other investment activities of those other funds or accounts may be carried out without regard to the investment activities of the Fund and, as a result, the value of securities held by the Fund or the Fund's investment strategies may be adversely affected. The Fund's investment performance will usually differ from the performance of other accounts advised by the Manager, the Sub-Adviser or their affiliates and the Fund may experience losses during periods in which other accounts they advise achieve gains. The Manager and the Sub-Adviser have adopted policies and procedures designed to address potential identified conflicts of interest, however, such policies and procedures may also limit the Fund's investment activities and affect its performance.

Investments by "Funds of Funds." Class Y shares of the Fund are offered as an investment to certain other Oppenheimer funds that act as "funds of funds," which may invest significant portions of their assets in shares of the Fund. From time to time, those investments may also represent a significant portion of the Fund's outstanding shares or of its outstanding Class Y shares. The Oppenheimer funds of funds typically use asset allocation strategies that may increase or reduce the amount of their investment in the Fund frequently, possibly on a daily basis during volatile market conditions. If the size of those purchases or redemptions were significant relative to the size of the Fund's assets, the Fund might be required to purchase or sell portfolio securities, which could increase its transaction costs and reduce the performance of all of its share classes. A decline in the Fund's assets due to large redemptions could also cause the Fund's operating expenses to increase. Further discussion of the possible effects of frequent trading in the Fund's shares is included in the section "Frequent Purchase and Redemption Activity" in this prospectus.

Investments in Oppenheimer Institutional Money Market Fund. The Fund can invest its free cash balances in Class E shares of Oppenheimer Institutional Money Market Fund to provide liquidity or for defensive purposes. The Fund invests in Oppenheimer Institutional Money Market Fund, rather than purchasing individual short-term investments, to seek a higher yield than it could obtain on its own. Oppenheimer Institutional Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, and is part of the Oppenheimer family of funds. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S. government, domestic and foreign corporations, other financial institutions, and other entities. Those investments may have a higher rate of return than the investments that would be available to the Fund directly. At the time of an investment, the Fund cannot always predict what the yield of the Oppenheimer Institutional Money Market Fund will be because of the wide variety of instruments that fund holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, the Fund will be subject to its proportional share of the expenses of Oppenheimer Institutional Money Market Fund's Class E shares, including its advisory fee. However, the Manager will waive a portion of the Fund's advisory fee to the extent of the Fund's share of the advisory fee paid to the Manager by Oppenheimer Institutional Money Market Fund.

Liquidity Facility. In order to pay cash to shareholders who redeem their shares on any given day, the Fund usually must hold cash in its portfolio, liquidate portfolio securities, or borrow money, each of which imposes certain costs on the Fund. The Fund anticipates that it may participate in a program offered by ReFlow, LLC ("ReFlow") to provide an additional source of liquidity.

ReFlow is designed to provide an alternative source of funding to help meet shareholder redemptions while minimizing a fund's costs and cash flow disruptions (compared to selling portfolio securities or other liquidity facilities such as a line of credit) and allowing a fund to remain more fully invested. ReFlow provides this liquidity by being prepared to purchase a fund's shares, at their closing net asset value, equal to the amount of the Fund's net redemptions on any given day. On subsequent days when the fund experiences net subscriptions, ReFlow redeems its holdings at the fund's net asset value on that day. When a fund participates in the ReFlow program, it pays ReFlow a fee at a rate determined by a daily auction with other participating mutual funds in the ReFlow program. There is no assurance that, if the Fund participates in the ReFlow program, that facility will have sufficient funds available to meet the Fund's liquidity needs on a particular day. ReFlow would also be prohibited from acquiring more than 3% of the outstanding shares of the Fund.

Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in cash and cash equivalents, including short-term U.S. Government securities. The Fund might also hold cash pending the investment of proceeds from the sale of Fund shares or the sale of Fund portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund holds its assets in cash, it might not achieve its investment objective.

Portfolio Turnover.   A change in the securities held by the Fund is known as "portfolio turnover." The Fund may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. If the Fund realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions. The Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during past fiscal years.

Changes To The Fund's Investment Policies. The Fund's fundamental investment policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares, however, the Fund's Board can change non-fundamental policies without a shareholder vote. Significant policy changes will be described in supplements to this prospectus. The Fund's investment objective is not a fundamental policy but will not be changed by the Board without advance notice to shareholders. Investment restrictions that are fundamental policies are listed in the Fund's Statement of Additional Information. An investment policy is not fundamental unless this prospectus or the Statement of Additional Information states that it is.

Portfolio Holdings. The Fund's portfolio holdings are included in its semi-annual and annual reports that are distributed to its shareholders within 60 days after the close of the applicable reporting period. The Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which are public filings that are required to be made with the Securities and Exchange Commission within 60 days after the end of the Fund's first and third fiscal quarters. Therefore, the Fund's portfolio holdings are made publicly available no later than 60 days after the end of each of its fiscal quarters. In addition, the Fund's portfolio holdings information may be posted weekly and available on the Fund's website the following business day after the date of the information.

A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER AND THE SUB-ADVISER. OFI Global Asset Management, Inc., the Manager, is a wholly-owned subsidiary of OppenheimerFunds, Inc. The Manager oversees the Fund's investments and its business operations. OppenheimerFunds, Inc., the Sub-Adviser, chooses the Fund's investments and provides related advisory services. The Manager carries out its duties, subject to the policies established by the Fund's Board, under an investment advisory agreement with the Fund that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business. The Sub-Adviser has a sub-advisory agreement with the Manager and is paid by the Manager.

The Manager has been an investment adviser since 2012. The Sub-Adviser has been an investment adviser since 1960. The Manager and the Sub-Adviser are located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate of 0.30% calculated on the daily net assets of the Fund. Under the sub-advisory agreement, the Manager pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of the investment advisory services. The Fund's advisory fee for fiscal year ended July 31, 2013 was 0.30% of average annual net assets, before any applicable waivers.

After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles; (iii) certain other expenses attributable to, and incurred as a result of, a Fund's investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund's business) to annual rates of 0.65% for Class A shares and 0.25% for Class Y shares, as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.

The Manager has also voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in funds managed by the Manager or its affiliates. During the fiscal year ended July 31, 2013, those indirect expenses were less than 0.01% of average daily net assets and are therefore not shown in the fee table earlier in this prospectus.
      The Fund's annual operating expenses may vary in future years.
      A discussion regarding the basis for the Board's approval of the Fund's investment advisory arrangements is available in the Fund's Semi-Annual Report to shareholders for the period ended January 31, 2013.

Portfolio Managers. The Fund's portfolio is managed Christopher Proctor, CFA, and Adam Wilde, who are primarily responsible for the day-to-day management of the Fund's investments. Mr. Proctor has been a portfolio manager of the Fund since its inception. Mr. Wilde has been a portfolio manager of the Fund since July 2013.

     Mr. Proctor has been the Head of the Cash Strategies Team and a Senior Vice President of the Sub-Adviser since July 2013.  Mr. Proctor was a Vice President of the Sub-Adviser from August 2008 to July 2013 and a Senior Portfolio Manager of the Sub-Adviser since January 2010. Prior to joining the Sub-Adviser, Mr. Proctor was a Vice President at Calamos Asset Management from January 2007 through March 2008 and at Scudder-Kemper Investments from 1999 through 2002. Mr. Proctor was a Managing Director and Co-Founder of Elmhurst Capital Management from June 2004 through January 2007 and was a Senior Manager of Research for Etrade Global Asset Management from 2002 through 2004. Mr. Proctor is an officer and portfolio manager of other portfolios in the OppenheimerFunds complex.

     Mr. Wilde has been a Vice President of the Sub-Adviser since May 2011 and a Portfolio Manager of the Sub-Adviser since July 2013. He served as the head of credit research for the cash strategies team of the Sub-Adviser from 2011 to 2013, and as an Assistant Vice President and senior research analyst of the Sub-Adviser from 2008 to 2011. Mr. Wilde served as an intermediate research analyst of the Sub-Adviser from 2007 to 2008 and served in other analyst roles of the Sub-Adviser since 2002. Mr. Wilde joined the Sub-Adviser in 2001. Mr. Wilde is an officer and portfolio manager of other portfolios in the OppenheimerFunds complex.

     The Statement of Additional Information provides additional information about portfolio manager compensation, other accounts managed and ownership of Fund shares.

MORE ABOUT YOUR ACCOUNT

About Your Account

Where Can You Buy Fund Shares? Oppenheimer funds may be purchased either directly or through a variety of "financial intermediaries" that offer Fund shares to their clients. Financial intermediaries include securities dealers, financial advisors, brokers, banks, trust companies, insurance companies and the sponsors of fund "supermarkets," fee-based advisory or wrap fee programs or college and retirement savings programs.

What Classes of Shares Does the Fund Offer? The Fund has two classes of shares. The two share classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and will usually have different share prices.

Class A Shares. If you buy Class A shares, you will not pay an initial sales charge or contingent defered sales change but you will be subject to an ongoing annual service fee of 0.25%, which is deducted from the Fund's assets. See "About Class A Shares" below. Class A shares of the Fund are currently not available for purchase.

Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor and to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. See "About Class Y Shares" below.

What is the Minimum Investment? In most cases, you can buy Fund shares with a minimum initial investment of $250,000 and make additional investments in any amount. For present and former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, there is no minimum initial investment.

Minimum Account Balance. A $12 annual "minimum balance fee" is assessed on Fund accounts with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed. Small accounts may be involuntarily redeemed by the Fund if the value has fallen below $500 for reasons other than a decline in the market value of the shares.

Choosing a Share Class.  Once you decide that the Fund is an appropriate investment for you, deciding which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. The Fund's operating costs that apply to a share class and the effect of the different types of sales charges on your investment will affect your investment results over time. For example, expenses such as the distribution or service fees will reduce the net asset value and the dividends on share classes that are subject to those expenses.

Two of the factors to consider are how much you plan to invest and, while future financial needs cannot be predicted with certainty, how long you plan to hold your investment. For example, with larger purchases that qualify for a reduced initial sales charge on Class A shares, the effect of paying an initial sales charge on purchases of Class A shares may be less over time than the effect of the distribution fees on other share classes. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate each of the factors to see if you should consider a different class of shares.

The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. These examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

Are There Differences in Account Features That Matter to You? Some of the account features and services described in this prospectus may not be available for both classes of shares. Therefore, you should carefully review how you plan to use your investment account before deciding which share class to buy.

About Class A Shares. Class A shares are sold at their offering price, which is the net asset value of the shares (described below) without any initial sales charge. The Fund does not charge a fee when you redeem Class A shares, whether they were purchased directly or by reinvesting dividends or distributions from another Oppenheimer fund.

Class A shares of the Fund are currently not available for purchase.

About Class Y Shares. Class Y shares are sold at net asset value per share without a sales charge to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others.

An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling and transferring the Fund's Class A shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office), and the special account features available to shareholders of Class A shares, do not apply to Class Y shares. Instructions for buying, selling or transferring Class Y shares must be submitted by the institutional investor, not by its customers.

Present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Fund.

How Do Share Classes Affect Payments to Your Financial Intermediary? The Distributor may make payments to brokers, dealers and other financial intermediaries for selling Fund shares. Those financial intermediaries may receive different compensation for selling different classes of shares. The Manager or Distributor may also pay dealers or other financial intermediaries additional amounts from their own resources based on the value of Fund shares held by the intermediary for its own account or held for its customers' accounts. For more information about those payments, see "Payments to Financial Intermediaries and Service Providers" below.

The Price of Fund Shares. Shares may be purchased at their offering price which is the net asset value per share. Shares are also redeemed at their net asset value per share. The net asset value that applies to a purchase or redemption order is the next one calculated after the Distributor, or any agent appointed by the Distributor, receives the order in proper form as described in this prospectus. Your financial intermediary can provide you with more information regarding the time you must submit your purchase order and whether the intermediary is an authorized agent for the receipt of purchase and redemption orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (NYSE), on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days.

The Fund determines the net assets of each class of shares by subtracting the class-specific expenses and the amount of the Fund's liabilities attributable to the share class from the value of the securities and other assets attributable to the share class. The Fund's "other assets" might include, for example, cash and interest or dividends from its portfolio securities that have been accrued but not yet collected. The Fund's securities are valued primarily on the basis of current market quotations.

The net asset value per share for each share class is determined by dividing the net assets of the class by the number of outstanding shares of that class.

       Fair Value Pricing. If market quotations are not readily available or (in the Sub-Adviser's judgment) do not accurately reflect the fair value of a security, or if after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset value is calculated that day, an event occurs that the Sub-Adviser learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, that security may be valued by another method that the Board believes would more accurately reflect the security's fair value.

In determining whether current market prices are readily available and reliable, the Sub-Adviser monitors the information it receives in the ordinary course of its investment management responsibilities. It seeks to identify significant events that it believes, in good faith, will affect the market prices of the securities held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).

The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Sub-Adviser's "Valuation Committee." Those determinations may include consideration of recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. indices. Fair value determinations by the Sub-Adviser are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.

The Fund's use of fair value pricing procedures involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. Accordingly, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value per share.

How to Buy and Sell Shares

Buying Shares. You can buy shares in several ways. The Distributor has appointed certain financial intermediaries, including brokers, dealers and others, as servicing agents to accept purchase and redemption orders. The Distributor or servicing agent must receive your order, in proper form, by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined. To be in proper form, your purchase order must comply with the procedures described below. If you submit a purchase request without designating which Oppenheimer fund you wish to invest in, your investments will be made in Class A shares of Oppenheimer Money Market Fund. This policy does not apply to purchases by or for certain retirement plans or accounts.  The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through a Financial Intermediary. You can buy shares through any servicing agent (a broker, dealer or other financial intermediary) that has a sales agreement with the Distributor. Your servicing agent will place your order with the Distributor on your behalf. A servicing agent may charge a processing fee for that service. Your account information will be shared with the financial intermediary designated as the dealer of record for the account.

Buying Shares Through the Distributor. We recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. If you want to purchase shares directly from the Distributor, complete an OppenheimerFunds new account application and mail it with a check payable in U.S. dollars to "OppenheimerFunds Distributor, Inc." at the address shown on the back cover. If you do not list a dealer on your application, the Distributor is designated as the broker-dealer of record, but solely for the purpose of acting as your agent to purchase the shares. For new investors who do not designate a broker-dealer, Class A shares (and Class Y shares for institutional investors) are the only purchase option. Other share classes may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has a broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. For more information regarding undesignated investments, please call the Transfer Agent at the number on the back cover of this prospectus.

  Involuntary Redemptions. In some circumstances, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Identification Requirements. Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business, and your Social Security Number, Employer Identification Number or other government-issued identification when you open an account. Additional information may be required to open a corporate account or in certain other circumstances. The Fund or the Transfer Agent may use this information to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of verifying your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Suspension of Share Offering. The offering of Fund shares may be suspended during any period in which the determination of net asset value is suspended, and may be suspended by the Board at any time the Board believes it is in the Fund's best interest to do so.

Selling Shares. You can generally redeem (sell) some or all of your shares on any regular business day. You may redeem your shares by writing a letter, by wire, by telephone or on the Internet. You can also set up an Automatic Withdrawal Plan to redeem shares on a regular basis. The redemption of Fund shares may be suspended under certain circumstances described in the Statement of Additional Information. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call your financial intermediary or the Transfer Agent for assistance.

Redemption Price. Your shares will be redeemed at net asset value less any applicable fees. The net asset value used will be the next one calculated after your order is received, in proper form, by the Transfer Agent or your authorized financial intermediary. To be in proper form, your redemption order must comply with the procedures described below. The redemption price for shares will change from day-to-day because the value of the securities in the Fund's portfolio and the Fund's expenses fluctuate. The redemption price will normally differ for each class of shares. The redemption price of your shares may be more or less than their original cost.

Redemptions "In-Kind." Shares may be "redeemed in-kind" under certain circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). That means that the redemption proceeds will be paid in securities from the Fund's portfolio on a pro-rata basis, possibly including illiquid securities. If the Fund redeems your shares in-kind, you may bear transaction costs and will bear market risks until such securities are converted into cash.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent, in its discretion, may waive certain of the requirements for redemptions stated in this prospectus.

Options for Receiving Redemption Proceeds:

  By Check. The Fund will normally send redemption proceeds by check to the address on your account statement.
  By AccountLink. If you have linked your Fund account to your bank account with AccountLink (described below), you may have redemption proceeds transferred directly into your account. Normally the transfer to your bank is initiated on the bank business day after the redemption. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transferred.
  By Wire. You can arrange to have redemption proceeds sent by Federal Funds wire to an account at a bank that is a member of the Federal Reserve wire system. The redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transmitted.

Payment Delays. Payment for redeemed shares is usually made within seven days after the Transfer Agent receives redemption instructions in proper form. For accounts registered in the name of a broker-dealer, payment will normally be forwarded to the broker-dealer within three business days. The Transfer Agent may delay processing redemption payments for recently purchased shares until the purchase payment has cleared. That delay may be as much as five business days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check. Under unusual circumstances, the right to redeem shares or the payment of redemption proceeds may be delayed or suspended as permitted under the Investment Company Act of 1940.

The Fund does not offer an exchange privilege.

FREQUENT PURCHASE AND REDEMPTION ACTIVITY

Frequent purchases and redemptions of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, may increase its transaction and administrative costs and may affect its performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets a portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet those transaction requests, and the Fund's brokerage or administrative expenses might be increased.

The Fund is designed to address the needs of investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time as their investment needs change. The Fund does not have any general limits on frequent purchase and redemption activity. However, the Fund may impose limits on certain transactions that it believes would be disruptive, including the following:

  Right to Refuse Purchase Orders. The Distributor and/or the Transfer Agent may refuse any purchase order in their discretion and are not obligated to provide notice before rejecting an order.
  Right to Terminate or Suspend Account Privileges. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policies outlined in the Fund's prospectus. As part of the Transfer Agent's procedures to detect and deter excessive trading activity, the Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control. The Transfer Agent may send a written warning to a shareholder that the Transfer Agent believes may be engaging in disruptive or excessive trading activity; however, the Transfer Agent reserves the right to suspend or terminate the ability to purchase shares, with or without warning, for any account that the Transfer Agent determines, in the exercise of its discretion, has engaged in such trading activity.

Submitting Share Transaction Requests. Share transactions may be requested by telephone or internet, in writing, through your financial intermediary, or by establishing one of the Investor Services plans described below. Certain transactions may also be submitted by fax. If an account has more than one owner, the Fund and the Transfer Agent may rely on instructions from any one owner or from the financial intermediary's representative of record for the account, unless that authority has been revoked.  Class Y share transactions may only be submitted in writing, by fax, by phone through a service representative, or through an investor's designated financial intermediary.

Internet and Telephone Transaction Requests. Purchase and redemption requests may be submitted on the OppenheimerFunds website, www.oppenheimerfunds.com. Those requests may also be made by calling the telephone number on the back cover and either speaking to a service representative or accessing PhoneLink, the OppenheimerFunds automated telephone system that enables shareholders to perform certain account transactions automatically using a touch-tone phone.

You will need to obtain a user I.D. and password to execute transactions through PhoneLink or on the internet. Some internet and telephone transactions require the Oppenheimer AccountLink feature, described below, that links your Fund account with an account at a U.S. bank or other financial institution. The Transfer Agent will record any telephone calls to verify data concerning transactions.

The following policies apply to internet and telephone transactions:

  Purchases through AccountLink that are submitted through PhoneLink or on the internet are limited to $100,000.
  Purchases through AccountLink that are submitted by calling a service representative are limited to $250,000.
  Redemptions that are submitted by telephone or on the internet and request the proceeds to be paid by check, must be made payable to all owners of record of the shares and must be sent to the address on the account statement. Telephone or internet redemptions paid by check may not exceed $100,000 in any seven-day period. This service is not available within 15 days of changing the address on an account.
  Redemptions by telephone or on the internet that are sent to your bank account through AccountLink are not subject to any dollar limits.
  Redemptions of shares for which share certificates have been issued may not be submitted by telephone or on the internet.
  Redemptions of shares held in an OppenheimerFunds-sponsored qualified retirement plan account may not be submitted by telephone or on the internet.

     The Transfer Agent has adopted procedures to confirm that telephone and internet instructions are genuine. Callers are required to provide service representatives with tax identification numbers and other account data and PhoneLink and internet users are required to use PIN numbers. The Transfer Agent will also send you written confirmations of share transactions. The Transfer Agent and the Fund will not be liable for losses or expenses that occur from telephone or internet instructions reasonably believed to be genuine.

Telephone or internet transaction privileges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice of such changes whenever it is required to do so by applicable law.

Purchases and Redemptions by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire. Redemption proceeds may also be transmitted by wire. The minimum wire purchase or redemption is $2,500. There is a $10 fee for each wire redemption request. Before sending a wire purchase, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions. To set up wire redemptions on your account or to arrange for a wire redemption, call the Transfer Agent at the telephone number on the back of this prospectus for information.

Written Transaction Requests. You can send purchase or redemption requests to the Transfer Agent at the address on the back cover. Your request must include:

  The Fund's name;
  For existing accounts, the Fund account number (from your account statement);
  For new accounts, a completed account application;
  For purchases, a check payable to the Fund or to OppenheimerFunds Distributor, Inc.;
  For redemptions, any special payment instructions;
  For redemptions, the dollar amount or number of shares to be redeemed;
  For redemptions, any share certificates that have been issued (redemptions of shares for which certificates have been issued cannot be processed until the Transfer Agent receives the certificates);
  For individuals, the names and signatures of all registered owners exactly as they appear in the account registration;
  For corporations, partnerships or other businesses or as a fiduciary, the name of the entity as it appears in the account registration and the names and titles of any individuals signing on its behalf; and
  Other documents requested by the Transfer Agent to assure that the person purchasing or redeeming shares is properly identified and has proper authorization to carry out the transaction.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee. A notary public seal will not be accepted for these requests (other situations might also require a signature guarantee):

  You wish to redeem more than $100,000 and receive a check;
  The redemption check is not payable to all shareholders listed on the account statement;
  The redemption check is not sent to the address of record on your account statement;
  Shares are being transferred to a Fund account with a different owner or name; or
  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a signature guarantee from a number of financial institutions, including:

  a U.S. bank, trust company, credit union or savings association, a foreign bank that has a U.S. correspondent bank,
  a U.S. registered dealer or broker in securities, municipal securities or government securities, or a U.S. national securities exchange, a registered securities association or a clearing agency.

Fax Requests. You may send requests for certain types of account transactions to the Transfer Agent by fax. Please call the number on the back of this prospectus for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as the written, telephone and internet requests described in this prospectus.  However, requests that require a signature guarantee may not be submitted by fax.

Submitting Transaction Requests Through Your Financial Intermediary. You can submit purchase or redemption requests through any broker, dealer or other financial intermediary that has a special agreement with the Distributor. The broker, dealer or other intermediary will place the order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. If your shares are held in the name of your financial intermediary, you must redeem them through that intermediary.

Intermediaries that perform account transactions for their clients by participating in "Networking" through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the intermediary performs any transaction erroneously or improperly.

Investment Plans and Services

AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. AccountLink lets you:

  transmit funds electronically to purchase shares by internet, by telephone or automatically through an Asset Builder Plan. The purchase payment will be debited from your bank account.
  have the Transfer Agent send redemption proceeds or dividends and distributions directly to your bank account.

AccountLink privileges should be requested on your account application or on your broker-dealer's settlement instructions if you buy your shares through a broker-dealer. For an established account, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on the account as well as to the financial intermediary's representative of record unless and until the Transfer Agent terminates or receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to your bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders on the account. Please call the Transfer Agent for more information.

Asset Builder Plans. Under an Asset Builder Plan, you may purchase shares of the Fund automatically. An Asset Builder Plan is available only if you have established AccountLink with a bank or other financial institution. Payments to purchase Fund shares will be debited from your linked account.

To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the "Asset Builder Plan" information on the account application. To add an Asset Builder Plan to an existing account, use the Asset Builder Enrollment Form. You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent. The Transfer Agent may require a reasonable period after receipt of your instructions to implement any requested changes. For more details, see the account application, the Asset Builder Enrollment Form and the Statement of Additional Information. Those documents are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.

Retirement Plans. The Distributor offers a number of different retirement plans that individuals and employers can use. Purchase, redemption and transfer requests for a group retirement plan must generally be submitted by the plan administrator, not by plan participants. The types of retirement plans that the Distributor offers include:

  Individual Retirement Accounts (IRAs). These include traditional IRAs, Roth IRAs and rollover IRAs.
  SIMPLE IRAs. These are Savings Incentive Match Plan for Employees IRAs for small business owners or self-employed individuals.
  SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
  403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
  401(k) Plans. These are special retirement plans for employees of businesses. "Single K" plans are 401(k) plans for self-employed individuals.
  Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.

Retirement Plan Accounts. To open an OppenheimerFunds retirement plan account, please call the Distributor for retirement plan documents, which include applications and important plan information.

Less Paper, Less Waste. To avoid sending duplicate copies of Fund materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called "householding," benefits the Fund through lower printing costs and reduced mailing expense.

If you prefer to receive multiple copies of these materials, you may call the Transfer Agent at the number on the back of this prospectus or you may notify the Transfer Agent in writing. Multiple copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

You may also choose to receive your account documents electronically via eDocs Direct. In order to sign up for eDocs Direct, you need to register for online access to your account(s) through the website at www.oppenheimerfunds.com, or call 1.888.470.0862 for information and instructions. Once registered, you can select your preferences for electronic document delivery of account documents.

Service (12b-1) Plan

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares that reimburses the Distributor for a portion of the costs of maintaining accounts and providing services to Class A shareholders. Reimbursement is made periodically at an annual rate of up to 0.25% of the Class A shares daily net assets. The Distributor currently uses all of those fees to pay brokers, dealers, banks and other financial intermediaries for providing personal service and maintaining the accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Because the service fee is paid out of the Fund's assets on an ongoing basis, over time it will increase the cost of your investment.

Payments to Financial Intermediaries and Service Providers. The Sub-Adviser and the Distributor, in their discretion, may also make payments to brokers, dealers and other financial intermediaries or to service providers for distribution and/or shareholder servicing activities. Those payments are made out of the Sub-Adviser's and/or the Distributor's own resources and/or assets, including from the revenues or profits derived from the advisory fees the Sub-Adviser receives from the Fund. Those cash payments, which may be substantial, are paid to many firms having business relationships with the Sub-Adviser and Distributor and are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. Payments by the Sub-Adviser or Distributor from their own resources are not reflected in the tables in the "Fees and Expenses of the Fund" section of this prospectus because they are not paid by the Fund.

The financial intermediaries that may receive those payments include firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for those activities. The financial intermediaries that may receive payments include your securities broker, dealer or financial advisor, sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks, trust companies and other intermediaries offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that intermediary, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, revenue sharing payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Sub-Adviser or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority ("FINRA")) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Sub-Adviser does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Sub-Adviser or Distributor's relationship with the intermediary. The Sub-Adviser and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Sub-Adviser or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Sub-Adviser and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

Payments may also be made by the Sub-Adviser, the Distributor or the Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided, such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and insurance companies that offer variable annuity or variable life insurance products, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

The Statement of Additional Information contains more information about revenue sharing and service payments made by the Sub-Adviser or the Distributor. Your broker, dealer or other financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your financial intermediary for details about any such payments it receives from the Sub-Adviser or the Distributor and their affiliates, or any other fees or expenses it charges.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund intends to declare dividends from its net investment income on each regular business day and to pay them monthly. Daily dividends will not be declared on newly-purchased shares until Federal funds from the purchase payment are available to the Fund. The Fund may also realize capital gains on the sale of portfolio securities, in which case it may make distributions out of any net short-term or long-term capital gains annually. The Fund may also make supplemental distributions of dividends and capital gains following the end of its fiscal year. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or capital gains distributions in a particular year.

Dividends and distributions are paid separately for each share class. The dividends and capital gains distributions paid on Class Y shares will generally be higher than those on Class A shares, since that share class normally has higher expenses than Class Y shares.

Options for Receiving Dividends and Distributions. When you open your Fund account, you can specify on your application how you want to receive distributions of dividends and capital gains. To change that option, you must notify the Transfer Agent. There are three payment options available:

  Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
  Reinvest Only Dividends or Capital Gains. You can elect to reinvest some types of distributions in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink. Different treatment is available for distributions of dividends, short-term capital gains and long-term capital gains.
  Receive All Distributions in Cash. You can elect to receive all dividends and capital gains distributions by check or have them sent to your bank through AccountLink.

Taxes. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax consequences of investing in the Fund. Fund distributions, whether taken in cash or reinvested in additional shares of the Fund or another Oppenheimer fund, are subject to Federal income tax and may be subject to state or local taxes. Distributions paid from short-term capital gains and net investment income are taxable as ordinary income (except as discussed below) and distributions from net long-term capital gains are taxable as long-term capital gains no matter how long you have held your shares. After 2012, the maximum rate for individuals and certain other non-corporate taxpayers, applicable to long-term capital gains, is either 15% or 20%, depending on whether income exceeds certain threshold amounts.

In the case of individuals and other non-corporate taxpayers, certain dividends (including certain dividends from foreign corporations) may be taxable at the lower rate applicable to long-term capital gains. In the case of certain corporations, some dividends may be eligible for the dividends-received deduction. To the extent the Fund's distributions are paid from these types of dividends, and provided certain other fund and shareholder level requirements are satisfied, the Fund's individual and non-corporate shareholders may be eligible to claim the reduced tax rate for the distributions and the Fund's corporate shareholders may be eligible to claim the dividends-received deduction.

The Fund may be subject to foreign income taxes on income or gains from foreign securities. If, at the end of the Fund's fiscal year more than 50% of the Fund's assets are invested in foreign securities, the Fund may make an election which would generally allow shareholders to take a credit or deduction for such foreign taxes on their Federal income tax returns, subject to applicable limitations. If the Fund makes this election, shareholders must include in their income their share of the foreign taxes paid by the Fund.

After the end of each calendar year the Fund will send you and the Internal Revenue Service statements showing the amount of any taxable distributions you received in the previous year and will separately identify any portion of these distributions that qualify for taxation as long-term capital gains or for any other special tax treatment.

The Fund has qualified and intends to qualify each year to be taxed as a regulated investment company under the Internal Revenue Code by satisfying certain income, asset diversification and income distribution requirements, but reserves the right not to so qualify. In each year that it qualifies as a regulated investment company, the Fund will not be subject to federal income taxes on its income that it distributes to shareholders.

If you are neither a resident nor a citizen of the United States, or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) generally will be subject to a 30% U.S. withholding tax, unless a lower rate applies under an income tax treaty. For taxable years of the Fund beginning before 2014, certain distributions that may be reported by the Fund as arising from Qualified Interest Income and Qualified Short-term Capital Gains (if applicable) and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax. To the extent the Fund's distributions are derived from ordinary dividends, they will not be eligible for this exemption. In addition, under legislation known as "FATCA" (the Foreign Account Tax Compliance Act), the Fund will be required to withhold 30% of the ordinary dividends it pays after June 30, 2014, and the gross proceeds of share redemptions and certain capital gains it pays after December 31, 2016, to shareholders that fail to meet prescribed information reporting or certification requirements.

Backup Withholding. Unless an exception applies, the Fund may be required to withhold U.S. federal income tax on distributions and redemption proceeds payable to you if you fail to provide the Fund with your correct social security number or taxpayer identification number or fail to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Any amounts withheld may be credited against U.S. federal income tax liability.

Avoid "Buying a Distribution." If you buy shares of the Fund before it makes a distribution, the distribution will generally be taxable to you even though it may actually be a return of a portion of your investment. You should consider whether you should purchase shares on or just before the ex-dividend date.

Remember, There May be Taxes on Transactions. Because the prices of the Fund's shares fluctuate, you may have a capital gain or capital loss when you sell the shares or exchange them for shares of a different fund. The amount of such gain or loss is generally an amount equal to the difference between the price you paid for the shares and the amount received. Your ability to utilize capital losses may be subject to applicable limitations.

Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a return of capital to shareholders, which is generally non-taxable. The Fund will notify you if this occurs. In such a case, you would need to reduce the cost of your shares for tax purposes, which could result in a higher taxable capital gain (or lower capital loss) on a subsequent sale or exchange of the shares. Any such distribution in excess of your cost basis in your shares will be treated as capital gain.

Cost Basis Reporting. The Fund is required to report to the Internal Revenue Service ("IRS"), and furnish to Fund shareholders, detailed "cost basis" and "holding period" information for Fund shares acquired on or after January 1, 2012 ("covered shares") that are redeemed on or after that date. These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan. If you redeem covered shares during any year, the Fund will report the following information to the IRS and to you on Form 1099-B: (i) the "cost basis" of such shares, (ii) the gross proceeds you received on the redemption and (iii) the "holding period" for the redeemed shares.

The default method for calculating the cost basis of covered shares is based on the average cost of all Fund shares you purchased on or after January 1, 2012 and prior to a particular redemption. If you and your financial or tax advisor determine another calculation method may be more beneficial for your individual tax situation, you may be able to elect another IRS-accepted method via the OppenheimerFunds website, www.oppenheimerfunds.com, or by notifying the Fund's Transfer Agent in writing.

You should contact your financial or tax advisor about the application of the cost basis reporting rules to you, particularly whether you should elect a cost basis calculation method or use the default average basis.

     This information is only a summary of certain Federal income tax information about your investment. You are encouraged to consult your tax advisor about the effect of an investment in the Fund on your particular tax situation and about any changes to the applicable law that may occur from time to time. Additional information about the tax effects of investing in the Fund is contained in the Statement of Additional Information.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm. KPMG's report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

Financial Highlights Tables

FINANCIAL HIGHLIGHTS
	Year Ended	Year Ended	Period Ended
	July 31,	July 31,	July 29,
Class A	2013	2012	2011 [1]
Per Share Operating Data
Net asset value, beginning of period	$10.01	$10.00	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.04	0.05	0.00 [3]
Net realized and unrealized gain	0.00 [3]	0.02	0.00[3]
Total from investment operations	0.04	0.07	0.00 [3]
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.04)	(0.05)	0.00 [3]
Distributions from net realized gain	(0.00)[3]	(0.01)	0.00
Total dividends and/or distributions to shareholders	(0.04)	(0.06)	0.00[3]
Net asset value, end of period	$10.01	$10.01	$10.00

Total Return, at Net Asset Value[4]	0.42%	0.63%	0.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$100	$100	$100
Average net assets (in thousands)	$100	$100	$100
Ratios to average net assets:[5]
Net investment income	0.37%	0.47%	0.00%[6]
Total expenses[7]	0.38%	0.44%	1.31%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.38%	0.40%	0.61%
Portfolio turnover rate	61%	60%	28%
1. For the period from April 25, 2011 (commencement of operations) to July 29, 2011, which represents the last business day of the Fund's respective reporting period.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.
6. Less than 0.005%.
7. Total expenses including indirect expenses from affiliated fund were as follows:
Year Ended July 31, 2013	0.38%
Year Ended July 31, 2012	0.44%
Period Ended July 29, 2011	1.31%

	Year Ended	Year Ended	Period Ended
	July 31,	July 31,	July 29,
Class Y	2013	2012	2011 [1]
Per Share Operating Data
Net asset value, beginning of period	$10.02	$10.00	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.05	0.06	0.01
Net realized and unrealized gain	0.00 [3]	0.03	0.00[3]
Total from investment operations	0.05	0.09	0.01
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.05)	(0.06)	(0.01)
Distributions from net realized gain	(0.00)[3]	(0.01)	0.00
Total dividends and/or distributions to shareholders	(0.05)	(0.07)	(0.01)
Net asset value, end of period	$10.02	$10.02	$10.00

Total Return, at Net Asset Value[4]	0.55%	0.87%	0.07%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$465,604	$209,181	$10,005
Average net assets (in thousands)	$317,099	$146,078	$10,002
Ratios to average net assets:[5]
Net investment income	0.48%	0.64%	0.25%
Total expenses[6]	0.39%	0.39%	1.58%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.25%	0.25%	0.36%
Portfolio turnover rate	61%	60%	28%
1. For the period from April 25, 2011 (commencement of operations) to July 29, 2011, which represents the last business day of the Fund's respective reporting period.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.
6. Total expenses including indirect expenses from affiliated fund were as follows:
Year Ended July 31, 2013	0.39%
Year Ended July 31, 2012	0.39%
Period Ended July 29, 2011	1.58%

INFORMATION AND SERVICES

STATEMENT OF ADDITIONAL INFORMATION AND ANNUAL AND SEMI-ANNUAL REPORTS. The Fund's Statement of Additional Information and Annual and Semi-Annual Reports to shareholders provide additional information about the Fund's investments. The Annual Report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's Statement of Additional Information and audited financial statements included in its most recent Annual Report dated July 31, 2013, including the notes thereto and report of the independent registered public accounting firm thereon, are incorporated by reference into (are legally considered part of) this prospectus.

How to Request More Information

You can request the above documents, the notice explaining the Fund's privacy policy, and other information about the Fund, without charge, by:

Telephone:	Call OppenheimerFunds Services toll-free: 1.800.CALL OPP (1.800.225.5677)
Mail:	Use the following address for regular mail: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270
Use the following address for courier or express mail: OppenheimerFunds Services 12100 East Iliff Avenue Suite 300 Aurora, Colorado 80014
Internet:	You may request documents, and read or download certain documents at www.oppenheimerfunds.com

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-22520 SP1740.001.1113

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Oppenheimer Ultra-Short Duration Fund*

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NYSE Ticker Symbols
Class A	OSDAX
Class Y	OSDYX
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*Prior to November 27, 2013, the Fund was named "Oppenheimer Short Duration Fund."

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November 27, 2013

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Statement of Additional Information

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This document contains additional information about the Fund and supplements information in the prospectus dated November 27, 2013 (the "Prospectus").

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This Statement of Additional Information ("SAI") is not a prospectus. It should be read together with the Prospectus. The Fund's financial statements are incorporated by reference into this SAI from its most recent Annual Report. The Fund's Prospectus and most recent Annual Report may be obtained without charge, upon request, by writing to OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling OppenheimerFunds Services at the toll-free number shown below, or by downloading it from the OppenheimerFunds website at www.oppenheimerfunds.com.

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Oppenheimer Ultra-Short Duration Fund

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6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

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To Summary Prospectus

Additional Information About the Fund's Investment Policies and Risks

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OFI Global Asset Management, Inc. ("OFI Global"), the Fund's investment adviser, has retained OppenheimerFunds, Inc. (the "Sub-Adviser") to choose the Fund's investments and provide related advisory services to the Fund. The portfolio manager(s), who is responsible for the day-to-day management of the Fund's portfolio, is employed by the Sub-Adviser unless indicated otherwise. In this Statement of Additional Information ("SAI"), references to the "Manager" mean OFI Global and the Sub-Adviser unless the context indicates otherwise or unless otherwise specified.

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The investment objective, the principal investment policies and the principal risks of the Fund are described in the Prospectus. This SAI contains supplemental information about those policies and risks and the types of securities that the Fund's Sub-Adviser can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its investment objective.

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The composition of the Fund's portfolio and the techniques and strategies that the Fund uses in selecting portfolio securities may vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its investment objective. It may use some of the investment techniques and strategies only at some times or it may not use them at all.

The Fund's Main Investment Policies

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The Fund's Investment Policies. The Fund's objective is to seek income. Under normal market conditions, the Fund invests in fixed and floating rate, U.S. dollar denominated, investment-grade debt securities with an effective or final maturity of not more than three years.
     The value of the securities held by the Fund may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value. Conversely, if interest rates decrease after a security is purchased, its value would rise. However, a debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.
     The Fund may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Fund may also do so to generate cash to satisfy redemptions of Fund shares. In such cases, the Fund may realize a capital gain or loss on the security.

The Fund is not a money market fund and the price of its shares can go up and down. This means you can lose money by investing in the Fund.

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Debt Securities. The Fund can invest in short-term debt securities to seek its investment objective. In general, debt securities may be subject to the risks described below. Debt securities of foreign issuers are also subject to the risks of foreign securities.

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  Interest Rate Risk. Interest rate risk refers to the fluctuations in value of a debt security resulting from the relationship between price and yield. An increase in general interest rates will tend to reduce the market value of already-issued debt securities and a decline in general interest rates will tend to increase their value. Debt securities with longer maturities are usually subject to greater fluctuations in value from interest rate changes than obligations having shorter maturities. Variable rate debt securities pay interest based on an interest rate benchmark. When the benchmark rate changes, the interest payments on those securities may be reset at a higher or lower rate. Except for investments in variable rate debt securities, fluctuations in general interest rates do not affect the amount of interest income received. Fluctuations in the market valuations of debt securities may, however, affect the value of Fund assets. "Zero-coupon" or "stripped" securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.
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  Duration Risk. Duration risk is the risk that longer-duration debt securities are more likely to decline in price than shorter-duration debt securities, in a rising interest-rate environment. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. "Effective duration" attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond's value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
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  Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. In making investments in debt securities, the Sub-Adviser may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If securities the Fund buys are unrated, they may be assigned a rating by the Sub-Adviser in categories similar to those of a rating organization. The Fund does not have investment policies establishing specific maturity ranges for the Fund's investments, and they may be within any maturity range (short, medium or long) depending on the Sub-Adviser's evaluation of investment opportunities available within the debt securities markets.
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  Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
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  Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, repayments of principal on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
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  Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
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  Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security's expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security's price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
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  Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.
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Money Market Obligations. Although the Fund is not a money market fund, and is not required to follow those provisions, it can invest in money market securities. Money market securities are high-quality, short-term debt instruments that are issued by the U.S. Government, corporations, banks or other entities. They may have fixed, variable or floating interest rates. The Fund will purchase investment-grade securities or unrated securities that are judged by the Manager to be of comparable quality.

Commercial Paper. Commercial paper is short-term, unsecured, promissory notes of domestic or foreign companies that is rated in the three top rating categories of a nationally recognized statistical rating organization.

Time Deposits and Other Bank Obligations. The types of "banks" whose securities the Fund may buy include commercial banks, savings banks, and savings and loan associations, which may or may not be members of the Federal Deposit Insurance Corporation. The Fund may also buy securities of "foreign banks" that are payable in U.S. dollars and are:

  foreign branches of U.S. banks (which may be issuers of "Eurodollar" money market instruments),
  U.S. branches and agencies of foreign banks (which may be issuers of "Yankee dollar" instruments), or foreign branches of foreign banks.

The Fund may invest in fixed time deposits. These are non-negotiable deposits in a bank for a specified period of time at a stated interest rate. They may or may not be subject to withdrawal penalties. However, the Fund's investments in time deposits that are subject to penalties (other than time deposits maturing in less than seven days) are subject to the Fund's investment limitation for investing in illiquid securities, set forth in "Illiquid and Restricted Securities" in the Prospectus and this SAI.

Investment in "foreign banks" as defined above may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Additionally, not all of the U.S. and state banking laws and regulations that apply to domestic banks and that are designed to protect depositors and investors apply to foreign branches of domestic banks. None of those U.S. and state regulations apply to foreign banks. Foreign branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries or banks may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and the Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of the Fund held overseas will be held by foreign branches of the custodian for the Fund's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act.

Floating Rate and Variable Rate Obligations. Some debt securities have variable or floating interest rates. The interest rates on floating rate obligations change based on changes to a stated prevailing base market interest rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, LIBOR or some other standard. The interest rate on a floating rate obligation is adjusted automatically at specified times to give effect to changes in the base rate. The interest rate on a variable rate obligation is adjusted at stated periodic intervals to reflect current market interest rates. Generally, the changes in the interest rate on floating and variable rate obligations reduce the fluctuation in their market value, so the potential for capital appreciation or depreciation is less than that for comparable fixed-rate obligations.

Floating rate and variable rate obligations may have features that permit the holder to recover the principal amount of the security at specified intervals, generally not exceeding one year, upon notice to the issuer. Variable rate obligations may have a demand feature that allows the holder to tender the obligation to the issuer or a third party at certain times, generally for par value plus accrued interest, according to the terms of the obligations. The issuer of a demand obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the security plus accrued interest. The issuer usually must provide a specified number of days' notice to the holder. Variable rate demand obligations may include master demand notes, which are obligations that permit the fund to invest fluctuating amounts in them.

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The credit quality of a floating rate or variable rate obligation may be enhanced by being backed by a letter of credit or guarantee issued by a financial institution, corporation, the U.S. government or other entity.

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Asset-Backed Securities. Asset-backed securities are fractional interests in pools of loans, receivables or other assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose vehicles and are backed by the loans, receivables or other assets that make up the pool. The income from the pool is passed through to the investor in the asset-backed security. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool and may also be subject to prepayment and extension risks. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security. If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, a holder could suffer losses on its investment or delays in receiving payment.

The value of an asset-backed security is affected by changes in the market's perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of the underlying loans by the individual borrowers. A purchaser of an asset-backed security would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans may be subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-related securities.

Insured Bank Obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of banks and savings and loan associations up to $250,000 per investor. Within the limits set forth in the Prospectus, the Fund may purchase bank obligations that are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must currently be limited to $250,000 per bank. If the principal amount and accrued interest together exceed $250,000, then the accrued interest in excess of that $250,000 will not be insured.

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U.S. Government Securities. U.S. government securities are obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. They include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

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            U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority and the District of Columbia Armory Board.

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           Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always backed by the full faith and credit of the United States. Some, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the purchaser must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

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          Among the U.S. government securities that may be purchased by the Fund are "mortgage-backed securities" of Fannie Mae, Government National Mortgage Association ("Ginnie Mae") and Freddie Mac. Timely payment of principal and interest on Ginnie Mae pass-through securities are guaranteed by the full faith and credit of the United States. These mortgage-backed securities include "pass-through" securities and "participation certificates." Both types of securities are similar, in that they represent pools of mortgages that are assembled by a vendor who sells interests in the pool. Payments of principal and interest by individual mortgagors are "passed through" to the holders of the interests in the pool. Another type of mortgage-backed security is the "collateralized mortgage obligation." It is similar to a conventional bond and is secured by groups of individual mortgages.

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U.S. Treasury Obligations. These securities are directly issued by the U.S. Treasury. They include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of more than one year and up to ten years when issued), Treasury bonds (which have maturities of more than ten years when issued), and Treasury Inflation-Protection Securities. Other U.S. Treasury obligations include U.S. Treasury securities that have been "stripped" by a Federal Reserve Bank and zero-coupon U.S. Treasury securities. Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates.

Foreign Debt Obligations. The Fund may buy debt obligations of foreign governments and corporations. These securities may or may not be supported by the full faith and credit of the foreign government. The Fund may buy securities issued by certain supra-national entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.

The governmental members of these supra-national entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

Risks of Foreign Investing. Investments in foreign securities present special risks and considerations not usually associated with investments in U.S. securities. Those may include:

  a lack of public information about foreign issuers;
  lower trading volume and less liquidity in foreign securities markets than in U.S. markets;
  greater price volatility in foreign markets than in U.S. markets;
  less government regulation of foreign issuers, exchanges and brokers than in the U.S.;
  a lack of uniform accounting, auditing and financial reporting standards in foreign countries compared to those applicable to U.S. issuers;
  fluctuations in the value of foreign investments due to changes in currency rates;
  the expense of currency exchange transactions;
  greater difficulties in pricing securities in foreign markets;
  foreign government restrictions on investments by U.S. and other non-local entities;
  higher brokerage commission rates than in the U.S.;
  increased risks of delays in clearance and settlement of portfolio transactions;
  unfavorable differences between the U.S. economy and some foreign economies;
  greater difficulty in commencing and pursuing lawsuits or other legal remedies;
  less regulation of foreign banks and securities depositories;
  increased risks of loss of certificates for portfolio securities;
  government restrictions on the repatriation of profits or capital or other currency control regulations;
  the possibility in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
  the reduction of income by foreign taxes.

In the past, government policies have discouraged investments in certain foreign countries through economic sanctions, trade restrictions, taxation or other government actions. It is possible that such policies could be implemented in the future.

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Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, each known as a member state. One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).

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The global economic crisis that began in 2008 has caused severe financial difficulties for many EU countries, pushing some EU countries to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Recovery from the crisis has been challenged by high unemployment and budget deficits as well as by weaknesses in sovereign debt issued by Greece, Spain, Portugal, the Republic of Ireland, Italy and other EU countries. The sovereign debt of several of these countries was downgraded in 2012 and many remain subject to further downgrades, which may have a negative effect on European and non-European banks that have significant exposure to sovereign debt. Since 2010, several countries, including Greece, Italy, Spain, the Republic of Ireland and Portugal, agreed to multi-year bailout loans from the ECB, the International Monetary Fund, and other institutions. To address budget deficits and public debt concerns, a number of European countries have imposed strict austerity measures and comprehensive financial and labor market reforms. In the wake of the crisis, EU countries will need to make economic and political decisions in order to restore economies to sustainable growth. While a number of initiatives have been instituted to strengthen regulation and supervision of financial markets in the EU, greater regulation is expected but the exact nature and effect of this regulation is still unknown.

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Some EU countries may continue to be dependent on assistance from the ECB, the International Monetary Fund, or other governments and institutions. Such assistance could depend on a country's implementation of reforms or attainment of a certain level of performance. Failure by one or more EU countries to reach those objectives or an insufficient level of assistance could result in a deeper or prolonged economic downturn, which could have a significant adverse effect on the value of investments in European countries. By adopting the euro, a member country relinquishes control of its own monetary policies. As a result, European countries are significantly affected by fiscal and monetary controls implemented by the EMU and may be limited to some degree from implementing their own economic policies. The euro may not fully reflect the strengths and weaknesses of the various economies that comprise the EMU and Europe generally.

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Additionally, it is possible that EMU member countries could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the monetary union. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably.

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Concentration. The Fund will invest more than 25% of its total assets in securities or obligations of issuers in the banking industry and may invest without limit in securities of issuers in the group of industries in the financial services sector, which includes banks, bank holding companies, commercial finance, consumer finance, diversified financial, insurance, savings and loans and special purpose financial. Banks and companies in the financial services industries may be more susceptible to particular economic and regulatory events such as fluctuations in interest rates, changes in the monetary policy of the Board of Governors of the Federal Reserve System, governmental regulations concerning those industries and affecting capital raising activities and fluctuations in the financial markets.

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Credit Ratings of Debt Securities. Ratings by ratings organizations such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), and Fitch, Inc. ("Fitch") represent the respective rating agency's opinions of the credit quality of the debt securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality or indicative of market value risk. Debt securities that have the same maturity, coupon and rating may have different yields, while other debt securities that have the same maturity and coupon but different ratings may have the same yield. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

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"Investment-grade" securities are those rated within the four highest rating categories of S&P's, Moody's, Fitch or another nationally recognized statistical rating organization (or, in the case of unrated securities, determined by the Sub-Adviser to be comparable to securities rated investment-grade). While securities rated within the fourth highest category by S&P's (meaning BBB+, BBB or BBB-) or by Moody's (meaning Baa1, Baa2 or Baa3) are considered "investment-grade," they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the Sub-Adviser uses the highest rating assigned.

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Below-investment-grade securities (also referred to as "junk bonds") are those rated below investment grade by the S&P, Moody's, Fitch or other nationally recognized statistical rating organization or unrated securities the Sub-Adviser believes are of comparable quality.

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After a Fund buys a debt security, the security may cease to be rated or its rating may be reduced. Neither event requires a Fund to sell the security, but the Sub-Adviser will consider such events in determining whether a Fund should continue to hold the security. To the extent that ratings given by Moody's, S&P, Fitch or another nationally recognized statistical rating organization change as a result of changes in those rating organizations or their rating systems, a Fund will attempt to use similar ratings as standards for investments in accordance with the Fund's investment policies. The Sub-Adviser continuously monitors the issuers of below-investment-grade securities held by a Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of a Fund so that it can meet redemption requests.

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A list of the rating categories of Moody's, S&P, Fitch and other nationally recognized statistical rating organizations for debt securities is contained in an Appendix to this SAI.

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     Unrated Securities. Because a Fund may purchase securities that are not rated by any nationally recognized statistical rating organization, the Sub-Adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. Unrated securities are considered "investment-grade" or "below-investment-grade" if judged by the Sub-Adviser to be comparable to rated investment-grade or below-investment-grade securities. There can be no assurance, nor is it intended, that the Sub-Adviser's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. The Sub-Adviser's rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market, which means that a Fund might have difficulty selling them promptly at an acceptable price. In evaluating the credit quality of a particular security, whether rated or unrated, the Sub-Adviser will normally take into consideration a number of factors including, but not limited to, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer's sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer's management, and regulatory factors affecting the issuer or the particular facility.

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Definitions of the Moody's, S&P and Fitch, Inc. debt securities rating categories are included in Appendix B to this SAI.

Other Investments and Investment Strategies

The Fund may also use the following types of investments and investment strategies.

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Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. Repurchase agreements may be acquired for temporary defensive purposes, to maintain liquidity to meet anticipated share redemptions, pending the investment of the proceeds from sales of shares, or pending the settlement of portfolio securities transactions. In a repurchase transaction, the purchaser buys a security from, and simultaneously resells it to, an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. Institutions must meet credit requirements set by the Sub-Adviser from time to time.

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The majority of repurchase transactions run from day to day and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements that have a maturity beyond seven days are subject to limits on illiquid investments. There is no limit on the amount of assets that may be subject to repurchase agreements having maturities of seven days or less.

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Repurchase agreements are considered "loans" under the Investment Company Act and are collateralized by the underlying security. Repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the institution fails to pay the repurchase price on the delivery date, there may be costs incurred in disposing of the collateral and losses if there is a delay in the ability to do so. The Sub-Adviser will monitor the institution's creditworthiness to confirm that it is financially sound and will continuously monitor the collateral's value.

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Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the "SEC"), the Fund, along with the affiliated entities managed by the Sub-Adviser or its affiliates, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

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Bank Loan Participation Agreements. The Fund may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities. Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan. Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank. Thus, the Fund must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan. If the borrower fails to pay scheduled principal or interest payments, the Fund may experience a reduction in income.

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Mortgage-Related U.S. Government Securities.  A variety of mortgage-related securities are issued by U.S. government agencies or instrumentalities. Like other mortgage-related securities, they may be issued in different series with different interest rates and maturities. The collateral for these securities may be either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. government agency or instrumentality or mortgage loans insured by a U.S. government agency.

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Some mortgage-related securities issued by U.S. government agencies, such as Government National Mortgage Association pass-through mortgage obligations ("Ginnie Maes"), are backed by the full faith and credit of the U.S. government. Others are supported by the right of the agency to borrow from the U.S. Treasury under certain circumstances (for example, "Fannie Mae" bonds issued by Federal National Mortgage Association and "Freddie Mac" obligations issued by Federal Home Loan Mortgage Corporation). Others are supported only by the credit of the entity that issued them (for example obligations issued by the Federal Home Loan Banks).

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In September 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship. The U.S. Department of the Treasury also entered into a secured lending credit facility with those companies and a preferred stock purchase agreement. Under the preferred stock purchase agreement, the U.S. Treasury will ensure that each company maintains a positive net worth.

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Derivatives and Hedging. Derivative instruments may be used for liquidity, for hedging purposes, to seek income or for other investment purposes. Some of the types of derivative instruments and hedging strategies the Fund may use are:

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  Futures. The Fund can buy and sell futures contracts that relate to debt securities, which are referred to as "interest rate futures."
  Swaps. The Fund can buy and sell "interest rate swaps" based on a debt security or other reference rate.

Derivatives can be used to attempt to hedge against declines in the market value of portfolio securities, to preserve unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. They can also be used to establish a position in the securities market as a temporary substitute for purchasing particular securities or to seek to benefit from an anticipated rise in their market value. In that case, the securities would normally be purchased and then the derivative position would be terminated. Hedging strategies are intended to reduce losses but they may also cause losses or limit gains if the hedging instrument or strategy does not perform as anticipated.

Futures. The Fund can buy and sell "interest rate futures" contracts that relate to debt securities.

The Fund may use futures for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Manager (as they may be amended from time to time), and as otherwise set forth in the Fund's Prospectus or this SAI.

Interest Rate Futures. An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

These futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded. No money is paid or received on the purchase or sale of a future. Upon entering into a futures transaction, the purchaser is required to deposit an initial margin payment for the futures commission merchant (the "futures broker"). The initial margin payment will be deposited with the custodian bank in an account, registered in the futures broker's name, that the futures broker can gain access to only under specified conditions. As the future is marked-to-market (that is, its value on the books is changed to reflect changes in its market value), subsequent margin payments, called variation margin, will be paid to or from the futures broker daily.

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At any time prior to expiration of the future, the purchaser may elect to close out its position, at which time a final determination of variation margin is made and any cash in the margin account must be paid or released. The purchaser then realizes any loss or gain on the futures transaction for tax purposes.

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Futures Market Risk. The ordinary differences between prices in the cash markets and the futures markets are subject to distortions, due to differences in the nature of those markets.

  Participants in the futures market are subject to margin deposit and maintenance requirements that may cause investors to close futures contracts through offsetting transactions, distorting the normal market relationships.
  The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
  Speculators may consider that deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause price distortions.

Swaps. A "swap" is a contract under which one party agrees to exchange an asset (for example, bushels of wheat) for another asset (cash) at a specified date or dates in the future. A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap an asset for cash at only one forward date. Swap transactions may also have more than one period and therefore more than one exchange of assets. If the term of a swap is for more than one period, the purchaser may make payments at an adjustable or "floating" rate. With a floating rate fee, the payments are based on a rate such as the London Interbank Offered Rate ("LIBOR"), and are adjusted each period. If the LIBOR or other reference rate increased over the term of the swap, the fee would increase at each swap reset date.

Swap transactions with certain counterparties may be entered into pursuant to master netting agreements. A master netting agreement provides that all swaps done between the parties shall be regarded as parts of an integral agreement. On any date, the amounts payable to or from each party in respect to one or more swap transactions in the same currency will be combined and the parties will receive or be obligated to pay the net amount. A master netting agreement may also provide that if a party defaults on one swap, the other party can terminate all of the swaps with that counterparty. If there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each terminated swap (i.e., the mark-to-market value at the time of termination of each swap). The gains and losses on all swaps are netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination are generally referred to as "aggregation."

Interest Rate Swaps. In an interest rate swap, the parties exchange their rights to receive interest payments on a security or other reference rate. For example, they might swap the right to receive floating rate payments for the right to receive for fixed rate payments. Interest rate swaps entail both interest rate risk and credit risk. There is a risk that based on movements of interest rates, the payments made under a swap agreement will be greater than the payments received, as well as the risk that the counterparty will fail to meet its obligations.

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Risks of Swap Transactions . Swaps involve the risk that the value of the instrument will not perform as expected. Swaps also involve credit risk, which is the risk that the counterparty might default. If the counterparty defaults, the purchaser might lose the amount of any contractual payments that it has not received. The Sub-Adviser will monitor the creditworthiness of counterparties to swap transactions on an ongoing basis. A Fund's successful use of swap agreements is dependent upon the Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may effectively add leverage to a Fund's portfolio because that Fund would be subject to investment exposure on the notional amount of the swap.

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Under U.S. financial reform legislation enacted in 2010 and currently being implemented, certain types of swaps are (or soon will be) required to be executed on a regulated market and cleared through a central clearing house counterparty, which may affect counterparty risk and other risks faced by the Fund, and could result in increased margin requirements and costs for the Fund. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or may be centrally cleared. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a central clearing house counterparty, and the Fund faces the central clearing house counterparty by means of a Fund account with a futures commission merchant that is a member of the clearing house. Because the regulations regarding centrally cleared swaps have not yet been fully implemented, the scope of potential risks, including risks relating to the use of central clearing house counterparties and futures commission merchants, is unclear.

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Regulatory Aspects of Derivatives and Hedging Instruments. As a result of recent amendments to rules under the Commodity Exchange Act ("CEA") by the Commodity Futures Trading Commission ("CFTC"), the Manager must either operate within certain guidelines and restrictions with respect to a Fund's use of futures, options on such futures, commodity options and certain swaps, or be subject to registration with the CFTC as a "commodity pool operator" ("CPO") with respect to a Fund, and, upon the finalization of additional CFTC rules, be required to operate a Fund in compliance with certain disclosure, reporting, and recordkeeping requirements.

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Previously, the CFTC permitted unlimited futures transactions and options thereon, so long as a fund had claimed an exclusion from registration as a CPO, and swap contracts were not formerly regulated by the CFTC. Under the amended rules, the investment adviser of a registered investment company may claim an exemption from registration as a CPO only if the registered investment company that it advises uses futures contracts, options on such futures, commodity options and certain swaps solely for "bona fide hedging purposes," or limits its use of such instruments for non-bona fide hedging purposes to certain de minimis amounts.

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While the Manager will be registered as a CPO under the CEA, the Manager currently intends to limit a Fund's use of futures, options on such futures, commodity options and certain swaps in order to permit such Fund to continue to claim an exemption under the CFTC rules. As such, with respect to the management of a Fund, the Manager will not be subject to the disclosure, reporting and recordkeeping requirements under the CFTC rules.

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Financial reform legislation enacted in 2010 that is currently being implemented imposes execution and clearing requirements on certain types of over-the-counter derivatives, among other things. In a cleared derivatives transaction, a Fund's ultimate counterparty is a central derivatives clearing organization, or clearing house, rather than a bank or broker. A Fund will enter into cleared derivatives transactions with an executing broker. Such transactions then will be submitted for clearing and, if cleared, will be held in accounts at regulated futures commission merchants that are members of central clearing house counterparties. In contrast to bilateral derivatives transactions, cleared derivatives transactions are submitted for clearing to central clearing house counterparties immediately following execution of the agreement. Central clearing house counterparties and the members of such clearing houses generally can require termination of existing cleared derivatives transactions at any time, and can also require increases in margin above the margin that was required at the beginning of a transaction.

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A Fund is also subject to the risk that, after entering into a cleared derivatives transaction, no futures commission merchant or clearing house counterparty is willing or able to clear the transaction on a Fund's behalf. In such an event, a Fund is likely to have to pay a termination amount to the executing broker. Further, the assets of a Fund might not be fully protected in the event of the bankruptcy of a Fund's futures commission merchant or the clearing house counterparty, because a Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of the futures commission merchant's customers. Also, a Fund is subject to the risk that the futures commission merchant will use a Fund's assets, which are held in an omnibus account with assets belonging to the futures commission merchant's other customers, to satisfy payment obligations of a defaulting customer of the futures commission merchant to the clearing house counterparty. In addition, futures commission merchants generally provide to the clearing house counterparty the net amount of variation margin required for cleared derivatives for all customers in the aggregate, rather than the gross amount for each customer. A Fund is therefore subject to the risk that a clearing house counterparty will not make variation margin payments owed to a Fund if another customer of the futures commission merchant has suffered a loss and is in default. In cleared derivatives transactions, a Fund is also required to post initial as well as variation margin, thus increasing the cost of transacting in this type of instrument.

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The ultimate impact of the 2010 financial reform legislation and related regulations remains unclear. New regulations could, among other things, restrict a Fund's ability to engage in, or increase the cost to a Fund of, derivatives transactions.

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Tax Aspects of Certain Derivatives and Hedging Instruments.  Futures contracts, non-equity options and certain foreign currency exchange contracts are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Internal Revenue Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax potentially applicable to the Fund and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this mark-to-market treatment.

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Certain forward contracts may result in "straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized on those positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

  gains or losses attributable to fluctuations in exchange rates that occur between the time interest or other receivables are accrued or expenses or other liabilities denominated in a foreign currency are accrued and the time the Fund actually collects such receivables or pays such liabilities, and gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of investment income available for distribution to its shareholders.

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Asset Coverage for Certain Investments and Trading Practices. A Fund will segregate with its custodian or otherwise designate on its books and records liquid assets in an amount the Fund believes to be adequate to ensure that it has sufficient liquid assets to meet its obligations under its derivatives contracts, or the Fund may engage in other measures to "cover" its obligations with respect to such transactions. Depending upon the contractual terms of the derivatives instrument, the customary settlement practice associated with the derivative instrument and the instrument's liquidity, among other things, the amounts that are segregated or designated may be based on the notional (or contract) amount of the derivative or on the daily mark-to-market obligation under the derivatives contract. These amounts may be reduced by amounts on deposit with the applicable broker or counterparty to the derivatives transaction. With respect to less liquid derivative instruments (or in other situations in which the Sub-Adviser believes it necessary), a Fund may segregate amounts in addition to the amounts described above. By segregating or designating liquid assets equal to only the mark-to-market obligation under a derivatives contract, a Fund will have the ability to utilize these instruments to a greater extent than if the Fund segregated or designated liquid assets equal to the full market value of the underlying asset or the notional (or contract) amount of the instrument.

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In certain circumstances, a Fund may enter into an offsetting position rather than segregating or designating liquid assets (e.g., the Fund may "cover" a written put option with a purchased put option with the same or higher exercise price). Although the Sub-Adviser will attempt to ensure that a Fund has sufficient liquid assets to meet its obligations under its derivative contracts, it is possible that the Fund's liquid assets may be insufficient to support such obligations under its derivatives positions.

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Segregating or designating a large percentage of the Fund's liquid assets could impede the Sub-Adviser's ability to manage the Fund's portfolio. A Fund may modify its asset segregation policies from time to time.

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Investments in Other Investment Companies. The Fund may invest in the securities of other investment companies. Investments in the securities of other investment companies can include open-end funds, closed-end funds, business development companies and unit investment trusts. Exchange-traded funds, which are typically open-end funds or unit investment trusts, are listed on a stock exchange. These investments may provide a way to gain exposure to segments of the equity or fixed-income markets represented by the exchange-traded fund's portfolio at times when it is not possible to buy those portfolio securities directly.

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Investing in another investment company may involve paying a substantial premium above the value of that investment company's portfolio securities. The Fund does not intend to invest in other investment companies unless the Sub-Adviser believes that the potential benefits of an investment justify the expenses. As a shareholder of an investment company, the Fund would be subject to its ratable share of that company's expenses, including its advisory and administration expenses.  Investments in other investment companies are subject to limits set forth in the Investment Company Act.

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Illiquid and Restricted Securities. Generally, an illiquid asset is an asset that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it has been valued. Under the policies and procedures established by the Board, the Sub-Adviser determines the liquidity of portfolio investments. The Sub-Adviser monitors holdings of illiquid and restricted securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Among the types of illiquid securities are repurchase agreements maturing in more than seven days.  Liquidity may dissipate at anytime and there can be no assurance that the Sub-Adviser's liquidity determinations will be correct or that a reduction in liquidity will not occur between the time such determination is made and an event prompting the Fund to sell a security.

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Restricted securities acquired through private placements have contractual restrictions on their public resale that might limit the ability to value or to dispose of the securities and might lower the price that could be realized on a sale. To sell a restricted security that is not registered under applicable securities laws, the security might need to be registered. The expense of registering restricted securities may be negotiated with the issuer at the time of purchase. If the securities must be registered in order to be sold, a significant period may elapse between the time the decision is made to sell the security and the time the security is registered. There is a risk of downward price fluctuation during that period.

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Limitations that apply to purchases of restricted securities do not limit purchases of restricted securities that are eligible for sale to qualified institutional buyers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Sub-Adviser under Board-approved guidelines. Those guidelines take into account the trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, holdings of that security may be considered to be illiquid.

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Liquidity Facility. The Fund anticipates that it may participate in a program offered by ReFlow, LLC ("ReFlow") which would provide additional liquidity to help the Fund meet shareholder redemptions without having to liquidate portfolio securities or borrow money, each of which imposes certain costs on the Fund. The ReFlow program is designed to provide an alternative source of funding to help meet shareholder redemptions while minimizing a fund's costs and cash flow disruptions (compared to selling portfolio securities or other liquidity facilities such as a line of credit) and allowing a fund to remain more fully invested. ReFlow provides this liquidity by being prepared to purchase a fund's shares, at their closing net asset value, in an amount equal to the fund's net redemptions on any given day. On subsequent days when the participating fund experiences net subscriptions, ReFlow redeems its holdings at the fund's net asset value on that day. When a fund participates in the ReFlow program, it pays ReFlow a fee at a rate determined by a daily auction with other participating mutual funds in the ReFlow program. There is no assurance that, if the Fund participates in the ReFlow program, that facility will have sufficient funds available to meet the Fund's liquidity needs on a particular day. ReFlow would also be prohibited from acquiring more than 3% of the outstanding shares of the Fund.

Borrowing and Leverage. The Fund has the ability to borrow money, to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption from the Act that applies to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time. Currently, under the Investment Company Act, a mutual fund may borrow only from banks (for other than emergency purposes) and only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing, except that it may also borrow up to 5% of its total assets for temporary or emergency purposes from any lender. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.

When the Fund borrows, it segregates or identifies securities on its books equal to 300% of the amount borrowed to cover its obligation to repay the loan. If the value of the Fund's assets fail to meet this 300% asset coverage requirement, it will reduce its borrowings within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as "leverage." If the Fund does borrow, its expenses may be greater than comparable funds that do not borrow. The Fund will pay interest on loans, and that interest expense may raise the overall expenses of the Fund and reduce its returns. In the case of borrowing for leverage, the interest paid on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the use of leverage may make the Fund's share prices more sensitive to interest rate changes and thus might cause the Fund's net asset value per share to fluctuate more than that of funds that do not borrow.

Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year.

The Fund may engage in active trading of portfolio securities to achieve its principal investment strategies. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which could reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Investment Restrictions

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Diversification. The Fund is classified as a "diversified" fund under the Investment Company Act. Currently, under the Investment Company Act a "diversified" fund is one with at least 75% of the value of its total assets represented by: (i) cash and cash items (including receivables), (ii) securities issued by the U.S. government or any of its agencies or instrumentalities, (iii) securities of other investment companies, and (iv) other securities that, for any one issuer, are limited in respect to an amount not greater than 5% of the value of the fund's total assets and not more than 10% of the outstanding voting securities of such issuer. A change to a non-diversified status would require shareholder approval.

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Fundamental Policies. The Fund has adopted policies and restrictions to govern its investments. Under the Investment Company Act, fundamental policies are those policies that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities, which is defined as the vote of the holders of the lesser of:

  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or
  more than 50% of the outstanding shares.

The Fund's investment objective is not a fundamental policy, but will not be changed without approval by the Fund's Board of Trustees and prior notice to shareholders. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate.

Other Fundamental Investment Restrictions. The following investment restrictions are fundamental policies of the Fund.

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  The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemptions may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
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  The Fund may not make any investment if, as a result, the Fund's investments will be concentrated in any one industry, except that the Fund may invest without limit in obligations issued by banks and in instruments of the group of industries in the financial securities sector, and except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund's investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign a classification.
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  The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
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  The Fund cannot invest in real estate or commodities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
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  The Fund cannot issue "senior securities," except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
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  The Fund cannot underwrite securities of other issuers, except to the extent permitted under the Investment Company Act or the Securities Act of 1933, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
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The following is only a brief summary of certain current limitations imposed on investment companies by the Investment Company Act and certain rules and interpretations thereunder, and is not a complete description of such limits. The discussion below is based on current law, regulations and administrative interpretations. Those laws, regulations and administrative interpretations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

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The Investment Company Act prohibits a fund from issuing "senior securities," which are generally defined as fund obligations that have a priority over the fund's shares with respect to the payment of dividends or the distribution of fund assets, except that the fund may borrow money as described above.

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Currently, under the Investment Company Act, and an Oppenheimer funds' exemptive order, a fund may borrow only from banks and/or affiliated investment companies in an amount up to one-third of its total assets (including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a fund may borrow up to 5% of its total assets from any person for temporary purposes. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.

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Under the Investment Company Act, a fund currently cannot make any commitment as an underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than ten percent of the outstanding voting securities, exceeds twenty-five percent of the value of the fund's total assets, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act when reselling securities held in its own portfolio.

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The Investment Company Act does not prohibit a fund from owning real estate, commodities or contracts related to commodities. The extent to which the Fund can invest in real estate and/or commodities or contracts related to commodities is set out in the investment strategies described in the Prospectus and this SAI.

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Current SEC staff interpretations under the Investment Company Act prohibit a fund from lending more than one-third of its total assets, except through the purchase of debt obligations or the use of repurchase agreements.

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The Investment Company Act does not define what constitutes "concentration" in an industry.  However, the SEC has taken the position that investment of more than 25% of a fund's total assets in issuers in the same industry constitutes concentration in that industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies; however, securities issued by any one foreign government are considered to be part of a single "industry."

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Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. That means the Fund is not required to sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Percentage limits on borrowing and investments in illiquid securities apply on an ongoing basis.

For purposes of its investment limitations, the Fund will apply a look-through test in regard to investments in any affiliated funds.

Non-Fundamental Restrictions. The Fund has the following additional operating policies that are not "fundamental" and can be changed by the Board without shareholder approval.

  The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

For purposes of the Fund's policy not to concentrate its investments, described above, the Fund has adopted an industry classification that is not a fundamental policy.

Disclosure of Portfolio Holdings

While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative processes, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that a portfolio manager is trading on the Fund's behalf.

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The Fund, the Manager/Sub-Adviser, the Distributor and the Transfer Agent have therefore adopted policies and procedures regarding the dissemination of information about the Fund's portfolio holdings by employees, officers and directors or trustees of the Fund, the Manager, the Distributor and the Transfer Agent. These policies are designed to assure that non-public information about the Fund's portfolio securities holdings is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of the portfolio holdings disclosure policies and procedures adopted by the Fund.

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Portfolio Holdings Disclosure Policies. The Fund, the Manager/Sub-Adviser, the Distributor and the Transfer Agent and their affiliates and subsidiaries, employees, officers, and directors or trustees, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager/Sub-Adviser and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes. Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. After they are publicly disclosed, the Fund's portfolio holdings may be released in accordance with the Fund's, the Manager's/Sub-Adviser's, the Distributor's and the Transfer Agent's policies and procedures regarding dissemination of information about the Fund's portfolio holdings.

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  Public Disclosure.The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in its annual and semi-annual reports to shareholders and in its Schedule of Investments on Form N-Q. Those documents are publicly available at the SEC. In addition, the Fund's portfolio holdings information may be posted weekly and available on the Fund's website (at www.oppenheimerfunds.com) the following business day after the date of the information. The top 20 month-end securities holdings, listed by security or by issuer, may be posted on the OppenheimerFunds website with a 15-day delay. The Fund may delay posting its holdings, post a smaller list of holdings (e.g., the top 10 or top 15 portfolio holdings), or may not post any holdings, if the Manager believes that would be in the best interests of the Fund and its shareholders. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be publicly disclosed 15 days after the end of each calendar month.
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The Fund's portfolio holdings information (which may include information on the Fund's entire portfolio of individual securities therein) positions may be released to the following categories of individuals or entities pursuant to ongoing arrangements, provided that such individual or entity either (1) has signed an agreement to keep such information confidential and will not use such information in any way that is detrimental to the Manager, its affiliates and the Fund or (2) as a member of the Fund's Board, or as an employee, officer or director of the Manager, the Sub-Adviser, the Distributor, or the Transfer Agent, or of their legal counsel, is subject to fiduciary obligations (a) not to disclose such information except in compliance with the Fund's policies and procedures and (b) not to trade for his or her personal account on the basis of such information.

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  Employees of the Fund's Manager, the Sub-Adviser, Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entities);
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  The Fund's independent registered public accounting firm;
  Members of the Fund's Board and the Board's legal counsel;
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  The Fund's custodian bank;
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  The Fund's financial printers;
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  A proxy voting service designated by the Fund and its Board (Institutional Shareholder Services Inc.);
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  Rating/ranking organizations (Lipper, Inc. and Morningstar, Inc.);
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  Portfolio pricing services retained by the Manager/Sub-Adviser to provide portfolio security prices (Bloomberg Finance L.P., Interactive Data Pricing and Reference Data LLC, ITG Inc., Markit North America, Inc., Pluris Valuation Advisors LLC, Pricing Direct Inc., Prism Valuation Inc., Standard & Poor's Securities Evaluation, Inc., and Thomson Reuters (Markets) LLC; and
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  Insurance companies that have separate accounts invested in Oppenheimer Variable Account Funds or Panorama Series Fund (to prepare their financial statements and analysis).
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Month-end lists of the Fund's complete portfolio holdings may be disclosed for legitimate business reasons, no sooner than 5 days after the relevant month end, pursuant to special requests and under limited circumstances discussed below, provided that:

  The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;
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  Senior officers in the Manager's/Sub-Adviser's Investment Operations and Legal departments must approve the completed request for release of Fund portfolio holdings; and
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  Before receiving the data, the third-party recipient must sign a portfolio holdings non-disclosure agreement, agreeing to keep confidential the information that is not publicly available regarding the Fund's holdings and agreeing not to use such information in any way that is detrimental to the Manager, its affiliates and the Fund.
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Portfolio holdings may be disclosed for legitimate business purposes to brokers and dealers for purposes of providing portfolio analytic services, in connection with portfolio transactions (purchases and sales), and to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services). Portfolio holdings also may be disclosed for legitimate business purposes to consultants for pension plans that invest in Oppenheimer funds and sponsors of 401(k) plans that include Oppenheimer funds.

Portfolio holdings information (which may include information on the Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager/Sub-Adviser or attorneys on the legal staff of the Manager, Distributor, or Transfer Agent, in the following circumstances:

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  Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant;
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  Response to regulatory requests for information (from the SEC, the Financial Industry Regulatory Authority ("FINRA"), state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes);
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  To potential sub-advisers of portfolios (pursuant to confidentiality agreements);
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  To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements); and
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  Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).
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Portfolio managers and analysts may, subject to the Manager's/Sub-Adviser's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial representatives.

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The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the then-current policy on approved methods for communicating confidential information.

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The Chief Compliance Officer (the "CCO") of the Fund and the Manager/Sub-Adviser, Distributor, and Transfer Agent shall oversee the compliance by the Manager/Sub-Adviser, Distributor, Transfer Agent, and their personnel with applicable policies and procedures. At least annually the CCO reports to the Fund's Board any material violation of these policies and procedures during the previous period and makes recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

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The Sub-Adviser and the Fund have entered into ongoing arrangements, in addition to those described above, to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

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Bloomberg L.P.	Fidelity Management & Research Company	The Yield Book Inc.
Brown Brothers Harriman & Co.	MSCI Inc.
FactSet Research Systems Inc.	Sungard Investment Systems, LLC

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How the Fund is Managed

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Organization and History. The Fund is a diversified, open-end management investment company. The Fund was organized as a Massachusetts business trust in January 2011. The Fund was reorganized as a Delaware statutory trust in August 2012. Prior to November 27, 2013, the Fund was named "Oppenheimer Short Duration Fund."

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Classes of Shares. The Fund's Board of Trustees (the "Board") is authorized, without shareholder approval, to:

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  create new series and classes of shares;
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  reclassify unissued shares into additional series and classes; and
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  divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.
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The Fund currently has two classes of shares: Class A and Class Y. Both classes invest in the same investment portfolio. Each class of shares:

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  has its own dividends and distributions;
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  pays certain expenses which may be different for the different classes;
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  will generally have a different net asset value;
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  will generally have separate voting rights on matters in which interests of one class are different from interests of another class; and
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  votes as a class on matters that affect that class alone.
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Each share of each class:

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  represents an interest in the Fund proportionately equal to the interest of each other share of the same class;
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  is freely transferable;
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  has one vote at shareholder meetings, with fractional shares voting proportionally;
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  may be voted in person or by proxy at shareholder meetings; and
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  does not have cumulative voting rights, preemptive rights or subscription rights.
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Class Y Share Availability.

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Class Y shares are offered to fee-based clients of dealers that have a special agreement with the Distributor to offer these shares, and to certain institutional investors who have a special agreement with the Distributor. Class Y shares are also offered to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

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Voluntary Conversion to Class Y Shares. For shareholders who currently hold other classes of Fund shares, but are authorized to purchase Class Y shares, those shareholders can convert their eligible existing shares to Class Y shares of the Fund either through their dealer who has a special agreement with the Distributor or by submitting written instructions to the Transfer Agent. Shares that are subject to a contingent deferred sales charge ("CDSC") are not eligible to convert to Class Y shares until the applicable CDSC period has expired. Under current interpretations of applicable federal income tax law by the Internal Revenue Service (the "IRS"), this voluntary conversion to Class Y shares is not treated as a taxable event. If those laws or the IRS interpretation of those laws should change, this voluntary conversion feature may be suspended.

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Shareholder and Trustee Liability; Shareholder Meetings. Under Delaware law and the Fund's Declaration of Trust, Fund shareholders are entitled to the same limitation of personal liability extended to shareholders of corporations organized under Delaware law. Under Delaware law and the Fund's Declaration of Trust, Trustees are not personally liable to any person for any obligations of the Fund. Therefore a shareholder or Trustee of the Fund generally will not be subject to personal liability for Fund obligations. The risk that a Fund shareholder or Trustee will incur personal liability for Fund obligations is limited to the circumstances in which a state court may not apply Delaware law or the terms of the Fund's Declaration of Trust.

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As a Delaware statutory trust, the Fund is not required to hold regular annual meetings of shareholders and does not plan to do so. The Fund may hold shareholder meetings from time to time.

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Board of Trustees and Oversight Committees

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The Fund is governed by a Board of Trustees, which is responsible for overseeing the Fund. The Board is led by Sam Freedman, an independent trustee, who is not an "interested person" of the Fund, as that term is defined in the Investment Company Act. The Board meets periodically throughout the year to oversee the Fund's activities, including to review its performance, oversee potential conflicts that could affect the Fund, and review the actions of the Manager and Sub-Adviser. With respect to its oversight of risk, the Board, through its committees, relies on reports and information received from various parties, including the Manager and Sub-Adviser, internal auditors, the Fund's Chief Compliance Officer, the Fund's outside auditors and Fund counsel. It is important to note that, despite the efforts of the Board and of the various parties that play a role in the oversight of risk, it is likely that not all risks will be identified or mitigated.

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The Board has an Audit Committee, a Review Committee and a Governance Committee. Each of the Committees is comprised solely of Trustees who are not "interested persons" under the Investment Company Act (the "Independent Trustees"). The Board has determined that its leadership structure is appropriate in light of the characteristics and circumstances of the Fund because it allocates areas of responsibility among the committees in a manner that enhances the Board's oversight.

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During the Fund's fiscal year ended July 31, 2013, the Audit Committee held 4 meetings, the Review Committee held 4 meetings and the Governance Committee held 3 meetings.

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The members of the Audit Committee are F. William Marshall, Jr. (Chairman), Edward L. Cameron, Jon S. Fossel, Karen L. Stuckey and James D. Vaughn. The Audit Committee selects the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Fund's independent Auditors and the Independent Trustees; (v) reviewing the independence of the Fund's independent Auditors; and (vi) approving in advance the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager. The Audit Committee also reviews reports concerning the valuation on certain investments.

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The members of the Review Committee are Richard F. Grabish (Chairman), Beverly L. Hamilton, Victoria J. Herget and Robert J. Malone. Among other duties, as set forth in the Review Committee's Charter, the Review Committee reviews Fund performance and expenses as well as oversees several of the Fund's principal service providers and certain policies and procedures of the Fund. The Review Committee also reviews certain reports from and meets periodically with the Fund's Chief Compliance Officer.

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The members of the Governance Committee are Beverly L. Hamilton (Chairman), Edward L. Cameron, Richard F. Grabish, Victoria J. Herget, Robert J. Malone, F. William Marshall, Jr., Karen L. Stuckey and James D. Vaughn. The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance Committee reviews and oversees Fund governance and the nomination of Trustees, including Independent Trustees. The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Governance Committee in care of the Fund. The Governance Committee has not established specific qualifications that it believes must be met by a nominee. In evaluating nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board's diversity. The Governance Committee may consider such persons at such time as it meets to consider possible nominees. The Governance Committee, however, reserves sole discretion to determine which candidates for Trustee it will recommend to the Board and the shareholders and it may identify candidates other than those submitted by shareholders. The Governance Committee may, but need not, consider the advice and recommendation of the Manager or its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

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Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit correspondence electronically at www.oppenheimerfunds.com under the caption "contact us" or by mail to the Fund at the address on the front cover of this SAI.

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Below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board member that led the Board to conclude that he or she should serve as a Trustee of the Fund.

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Each Independent Trustee has served on the Board for the number of years listed below, during the course of which he or she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board's deliberations. Each Trustee's outside professional experience is outlined in the table of Biographical Information, below.

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Trustees and Officers of the Fund

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Except for Mr. Glavin, each of the Trustees is an Independent Trustee. All of the Trustees are also trustees of the following Oppenheimer funds (referred to as "Denver Board Funds"):

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Oppenheimer Capital Income Fund	Oppenheimer SteelPath MLP Funds Trust:
Oppenheimer Cash Reserves	Oppenheimer SteelPath Alpha Fund
Oppenheimer Commodity Strategy Total Return Fund	Oppenheimer SteelPath Alpha Plus Fund
Oppenheimer Corporate Bond Fund	Oppenheimer SteelPath MLP Income Fund
Oppenheimer Currency Opportunities Fund	Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer Emerging Markets Debt Fund	OppenheimerSenior Floating Rate Fund
Oppenheimer Equity Fund	Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer Global High Yield Fund	Oppenheimer Variable Account Funds:
Oppenheimer Global Strategic Income Fund	Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Integrity Funds:	Oppenheimer Capital Income Fund/VA
Oppenheimer Core Bond Fund	Oppenheimer Core Bond Fund/VA
Oppenheimer International Bond Fund	Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Limited-Term Government Fund	Oppenheimer Diversified Alternatives Fund/VA
Oppenheimer Main Street Funds	Oppenheimer Equity Income Fund/VA
Oppenheimer Main Street Select Fund	Oppenheimer Global Fund/VA
Oppenheimer Main Street Small Cap Fund	Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Main Street Small- & Mid-Cap Fund	Oppenheimer Main Street Fund/VA
Oppenheimer Master Event-Linked Bond Fund, LLC	Oppenheimer Main Street Small Cap Fund/VA
Oppenheimer Master Inflation Protected Securities Fund, LLC	Oppenheimer Money Fund/VA
Oppenheimer Master Loan Fund, LLC	Panorama Series Fund:
Oppenheimer SteelPath Master MLP Fund, LLC	Oppenheimer International Growth Fund/VA
Oppenheimer Ultra-Short Duration Fund
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Messrs. Proctor, Wilde, Edwards, Gabinet, Glavin, Kennedy, Legg, O'Donnell, Petersen, Vandehey and Wixted and Mss. Burley, Bloomberg, LaFond, Miller, Kantesaria and Nasta, who are officers of the Fund, hold the same offices with one or more of the other Denver Board Funds.

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Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor. Present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Fund and other Oppenheimer funds that offer Class Y shares.

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As of November 1, 2013, the Trustees/Directors and officers of the Fund, as a group, owned less than 1% of any class of shares of the Fund beneficially or of record.

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The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, Sub-Adviser and its subsidiaries, other than the shares beneficially owned under that plan by the officers of the Fund. In addition, none of the Independent Trustees/Directors (nor any of their immediate family members) owns securities of either the Manager, Sub-Adviser or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

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Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The address of each Independent Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

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Each Independent Trustee has served the Fund in the following capacities from the following dates:
	Position(s)	Length of Service
Sam Freedman	Board Chairman Trustee	Since 2013 Since 2011
Edward L. Cameron	Trustee	Since 2011
Jon S. Fossel	Trustee	Since 2011
Richard F. Grabish	Trustee	Since 2011
Beverly L. Hamilton	Trustee	Since 2011
Victoria J. Herget	Trustee	Since 2012
Robert J. Malone	Trustee	Since 2011
F. William Marshall, Jr.	Trustee	Since 2011
Karen L. Stuckey	Trustee	Since 2012
James D. Vaughn	Trustee	Since 2012
Interested Trustee
William F. Glavin, Jr.	Trustee	Since 2012
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Independent Trustees
Name, Year of Birth, Position(s)	Principal Occupations(s) During the Past 5 Years; Other Trusteeship Held	Portfolios Overseen in Fund Complex
Sam Freedman (1940), Chairman of the Board of Trustees	Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with the Sub-Adviser and with subsidiary or affiliated companies of the Sub-Adviser (until October 1994). Mr. Freedman has served on the Boards of certain Oppenheimer funds since 1996, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	39
Edward L. Cameron (1938), Trustee	Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000 - June 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group (accounting firm) (July 1994-June 1998). Mr. Cameron has served on the Boards of certain Oppenheimer funds since 1999, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	39
Jon S. Fossel (1942), Trustee

Chairman of the Board (2006-December 2011) and Director (June 2002-December 2011) of UNUMProvident (insurance company); Director of Northwestern Energy Corp. (public utility corporation) (November 2004-December 2009); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Sub-Adviser; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the Sub-Adviser), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Mr. Fossel has served on the Boards of certain Oppenheimer funds since 1990, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		39
Richard F. Grabish (1948), Trustee

Formerly Senior Vice President and Assistant Director of Sales and Marketing (March 1997-December 2007), Director (March 1987-December 2007) and Manager of Private Client Services (June 1985-June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (March 2001-December 2007); President and Vice Chairman of A.G. Edwards Trust Company, FSB (investment adviser) (April 1987-March 2001); President of A.G. Edwards Trust Company, FSB (investment adviser) (June 2005-December 2007). Mr. Grabish has served on the Boards of certain Oppenheimer funds since 2001, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		39
Beverly L. Hamilton (1946), Trustee

Trustee of Monterey Institute for International Studies (educational organization) (since February 2000); Board Member of Middlebury College (educational organization) (December 2005-June 2011); Chairman (since 2010) of American Funds' Emerging Markets Growth Fund, Inc. (mutual fund); Director of The California Endowment (philanthropic organization) (April 2002-April 2008); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005); Vice Chairman (2006-2009) of American Funds' Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001-2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Ms. Hamilton has served on the Boards of certain Oppenheimer funds since 2002, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		39
Victoria J. Herget (1951), Trustee

Independent Director of the First American Funds (mutual fund family) (2003-2011); former Managing Director (1993-2001), Principal (1985-1993), Vice President (1978-1985) and Assistant Vice President (1973-1978) of Zurich Scudder Investments (and its predecessor firms); Board Chair (2008-Present) and Director (2004-Present), United Educators (insurance company); Trustee (1992-2007), Chair of the Board of Trustees (1999-2007), Investment Committee Chair (1994-1999) and Investment Committee member (2007-2010) of Wellesley College; Trustee (since 2000) and Chair (since 2010), Newberry Library; Trustee, Mather LifeWays (since 2001); Trustee, BoardSource (2006-2009) and Chicago City Day School (1994-2005). Ms. Herget has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		39
Robert J. Malone (1944), Trustee

Chairman of the Board (since 2012) and Director (since August 2005) of Jones International University (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of Steele Street Bank Trust (commercial banking) (since August 2003); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Board of Directors of Opera Colorado Foundation (non-profit organization) (2008-2012); Director of Colorado UpLIFT (charitable organization) (1986-2010); Director of Jones Knowledge, Inc. (2006-2010); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004); Chairman of the Board (1991-1994) and Trustee (1985-1994) of Regis University; and Chairman of the Board (1990-1991 and Trustee (1984-1999) of Young Presidents Organization. Mr. Malone has served on the Boards of certain Oppenheimer funds since 2002, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board's deliberations.

		39
F. William Marshall, Jr. (1942), Trustee

Trustee Emeritus of Worcester Polytech Institute (WPI) (private university) (since 2009); Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (since 1996), MML Series Investment Fund (investment company) (since 1996) and Mass Mutual Premier Funds (investment company) (since January 2012); President and Treasurer of the SIS Fund (private charitable fund) (January 1999-March 2011); Former Trustee of WPI (1985-2008); Former Chairman of the Board (2004-2006) and Former Chairman of the Investment Committee of WPI (1994-2008); Chairman of SIS Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999); and Former President and Chief Executive Officer of SIS Bancorp. (1993-1999). Mr. Marshall has served on the Boards of certain Oppenheimer funds since 2000, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		43*
Karen L. Stuckey (1953), Trustee	Partner (1990-2012) of PricewaterhouseCoopers LLP (held various positions 1975-1990); Emeritus Trustee (since 2006) and Trustee (1992-2006) and member of Executive, Nominating and Audit Committees and Chair of Finance Committee of Lehigh University; and member, Women's Investment Management Forum since inception. Ms. Stuckey has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	39
James D. Vaughn (1945), Trustee

Retired; former managing partner (1994-2001) of Denver office of Deloitte & Touche LLP, (held various positions 1969-1993); Trustee and Chairman of the Audit Committee of Schroder Funds (2003-2012); Board member and Chairman of Audit Committee of AMG National Trust Bank (since 2005); Trustee and Investment Committee member, University of South Dakota Foundation (since 1996); Board member, Audit Committee Member and past Board Chair, Junior Achievement (since 1993); former Board member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network. Mr. Vaughn has served on the Boards of certain Oppenheimer funds since 2012, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		39
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*Includes four open-end investment companies: MassMutual Select Funds, MML Series Investment Fund, MassMutual Premier Funds and MML Series Investment Fund II. In accordance with the instructions for SEC Form N-1A, for purposes of this section only, MassMutual Select Funds and MML Series Investment Fund are included in the "Fund Complex." The Manager does not consider MassMutual Select Funds, MML Series Investment Fund, MassMutual Premier Funds and MML Series Investment Fund II to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.


Mr. Glavin is an "Interested Trustee" because he is affiliated with the Manager and the Sub-Adviser by virtue of his positions as an officer and director of the Manager and a director of the Sub-Adviser, and as a shareholder of the Sub-Adviser's parent company. Both as a Trustee and as an officer, he serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Glavin's address is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.


Interested Trustee and Officer
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
William F. Glavin, Jr. (1958) Trustee, President and Principal Executive Officer

Director, Chairman and Chief Executive Officer of the Manager (since January 2013); President of the Manager (January 2013-May 2013); Chairman of the Sub-Adviser (December 2009-December 2012); Chief Executive Officer (January 2009-December 2012) and Director of the Sub-Adviser (since January 2009); President of the Sub-Adviser (May 2009-December 2012); Management Director (since June 2009), President (since December 2009) and Chief Executive Officer (since January 2011) of Oppenheimer Acquisition Corp. ("OAC") (the Sub-Adviser's parent holding company); Director of Oppenheimer Real Asset Management, Inc. (since March 2010); Executive Vice President (March 2006 - February 2009) and Chief Operating Officer (July 2007 - February 2009) of Massachusetts Mutual Life Insurance Company (OAC's parent company); Director (May 2004 - March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004 - January 2005), President (January 2005 - March 2006) and Chief Executive Officer (June 2005 - March 2006) of Babson Capital Management LLC; Director (March 2005 - March 2006), President (May 2003 - March 2006) and Chief Compliance Officer (July 2005 - March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003 - March 2006) of Babson Investment Company, Inc.; Director (May 2004 - August 2006) of Babson Capital Europe Limited; Director (May 2004 - October 2006) of Babson Capital Guernsey Limited; Director (May 2004 - March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005 - March 2007) of Baring Asset Management Limited; Director (February 2005 - June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003 - November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006 - September 2006) of C.M. Benefit Insurance Company; Director (May 2008 - June 2009) and Executive Vice President (June 2007 - July 2009) of C.M. Life Insurance Company; President (March 2006 - May 2007) of MassMutual Assignment Company; Director (January 2005 - December 2006), Deputy Chairman (March 2005 - December 2006) and President (February 2005 - March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008 - June 2009) and Executive Vice President (June 2007 - July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007 - January 2009) of MML Distributors, LLC.; and Chairman (March 2006 -December 2008) and Chief Executive Officer (May 2007 - December 2008) of MML Investors Services, Inc. Mr. Glavin has served on the Boards of certain Oppenheimer funds since December 2009, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

90

The addresses of the officers in the charts below are as follows: for Messrs. Edwards, Gabinet, Glavin and Mss. Bloomberg, Kantesaria and Nasta, Two World Financial Center, 225 Liberty Street, New York, New York 10281, for Messrs. Proctor, Wilde, Kennedy, Legg, O'Donnell, Vandehey and Wixted and Mss. Burley, LaFond and Miller, 6803 S. Tucson Way, Centennial, Colorado 80112. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.


Each of the Officers has served the Fund in the following capacities from the following dates:
	Position(s)	Length of Service
Christopher Proctor	Vice President	Since 2011
Adam Wilde	Vice President	Since 2013
William F. Glavin, Jr.	President and Principal Executive Officer	Since 2011
Christina M. Nasta	Vice President and Chief Business Officer	Since 2011
Mark S. Vandehey	Vice President and Chief Compliance Officer	Since 2011
Brian W. Wixted	Treasurer and Principal Financial & Accounting Officer	Since 2011
Julie Burley	Assistant Treasurer	Since 2013
James A. Kennedy	Assistant Treasurer	Since 2011
Jan Miller	Assistant Treasurer	Since 2013
Mathew O'Donnell	Assistant Treasurer	Since 2012
Arthur S. Gabinet	Secretary and Chief Legal Officer	Since 2011
Lisa I. Bloomberg	Assistant Secretary	Since 2011
Taylor V. Edwards	Assistant Secretary	Since 2011
Randy G. Legg	Assistant Secretary	Since 2011
Amee Kantesaria	Assistant Secretary	Since 2012
Gloria J. LaFond	Blue Sky Officer	Since 2011

Other Information about the Officers of the Fund
Name, Age, Position(s)	Principal Occupation(s) During the Last 5 Years	Portfolios Overseen in Fund Complex
Christopher Proctor (1968) Vice President	Vice President of the Manager (since August 2008); Vice President of the Fund (since since February 2011); Vice President at Calamos Asset Management (January 2007-March 2008); Vice President at Scudder-Kemper Investments (1999-2002).	5
Adam Wilde (1978) Vice President	Vice President of the Sub-Adviser (since May 2011) and a Portfolio Manager of the Sub-Adviser (since July 2013). He served as the head of credit research for the cash strategies team of the Sub-Adviser (from 2011 to 2013), and as an Assistant Vice President and senior research analyst of the Sub-Adviser (from 2008 to 2011). Mr. Wilde served as an intermediate research analyst of the Sub-Adviser (from 2007 to 2008) and served in other analyst roles of the Sub-Adviser (since 2002). Mr. Wilde joined the Sub-Adviser in 2001.	5

Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years	Portfolios Overseen in Fund Complex
Mark S. Vandehey (1950) Vice President and Chief Compliance Officer

Senior Vice President and Chief Compliance Officer of the Manager (since January 2013); Chief Compliance Officer of OFI SteelPath, Inc. (since January 2013); Senior Vice President of the Sub-Adviser (March 2004-December 2012); Chief Compliance Officer of the Sub-Adviser, OppenheimerFunds Distributor, Inc., OFI Global Trust Company, OFI Global Institutional, Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments, Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (June 1983-December 2012).

		90
Christina M. Nasta (1973) Vice President and Chief Business Officer	Senior Vice President of OppenheimerFunds Distributor, Inc. (since January 2013); Senior Vice President of the Sub-Adviser (July 2010-December 2012); Vice President of the Sub-Adviser (January 2003-July 2010); Vice President of OppenheimerFunds Distributor, Inc. (January 2003-July 2010).	90
Brian W. Wixted (1959) Treasurer and Principal Financial & Accounting Officer

Senior Vice President of the Manager (since January 2013); Treasurer of the Sub-Adviser, HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., and Oppenheimer Real Asset Management, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Global Institutional, Inc. (November 2000-June 2008), and OppenheimerFunds Legacy Program (charitable trust program established by the Sub-Adviser) (June 2003-December 2011); Treasurer and Chief Financial Officer of OFI Global Trust Company (since May 2000); Assistant Treasurer of Oppenheimer Acquisition Corporation (March 1999-June 2008).

		90
Julie Burley (1981) Assistant Treasurer	Vice President of the Manager (since October 2013). Previously held the following positions at Deloitte & Touche: Senior Manager (September 2010-October 2013), Manager (September 2008-August 2010), and Audit Senior (September 2005-August 2008).	90
James A. Kennedy (1958) Assistant Treasurer	Senior Vice President of the Manager (since January 2013); Senior Vice President of the Sub-Adviser (September 2006-December 2012.)	90
Jan Miller (1963) Assistant Treasurer	Assistant Vice President of the Manager (since 2013); Assistant Vice President of the Sub-Adviser (2005-December 2012); Assistant Vice President in the Sub-Adviser's Fund Accounting department (November 2004 to March 2006).	90
Mathew O'Donnell (1967) Assistant Treasurer	Vice President of the Manager (since January 2013); Vice President of the Sub-Adviser (January 2008-December 2012); Accounting Policy Director of the Sub-Adviser (May 2007-March 2012).	90
Arthur S. Gabinet (1958) Secretary and Chief Legal Officer

Executive Vice President, Secretary and General Counsel of the Manager (since January 2013); General Counsel OFI SteelPath, Inc. (since January 2013); Executive Vice President (May 2010-December 2012) and General Counsel (since January 2011) of the Sub-Adviser; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (January 2011-December 2012); Executive Vice President (January 2011-December 2012) and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Director of Oppenheimer Real Asset Management, Inc. (January 2011-December 2012) and General Counsel (since January 2011); Executive Vice President (January 2011-December 2011) and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Private Investments Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (January 2011-December 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Global Institutional, Inc. (since January 2011); General Counsel, Asset Management of the Sub-Adviser (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005).

		90
Lisa I. Bloomberg (1968) Assistant Secretary	Senior Vice President and Deputy General Counsel of the Manager (since January 2013); Senior Vice President (February 2010-December 2012) and Deputy General Counsel (May 2008-December 2012) of the Sub-Adviser; Vice President (May 2004-January 2010) and Associate Counsel of the Sub-Adviser (May 2004-May 2008).	90
Randy G. Legg (1965) Assistant Secretary	Vice President and Senior Counsel of the Manager (since January 2013); Vice President (June 2005-December 2012) and Senior Counsel (March 2011-December 2012) of the Sub-Adviser; Associate Counsel (January 2007-March 2011) of the Sub-Adviser.	90
Taylor V. Edwards (1967) Assistant Secretary	Vice President and Senior Counsel of the Manager (since January 2013); Vice President (February 2007-December 2012) and Senior Counsel (February 2012-December 2012) of the Sub-Adviser; Associate Counsel (May 2009-January 2012); Assistant Vice President (January 2006-January 2007) and Assistant Counsel (January 2006-April 2009) of the Sub-Adviser.	90
Amee Kantesaria (1980) Assistant Secretary	Vice President and Assistant Counsel of the Manager (since January 2013); Vice President (May 2009-December 2012) and Assistant Counsel (December 2006-December 2012) of the Sub-Adviser; Assistant Vice President (December 2006-May 2009) of the Sub-Adviser; Assistant Secretary (since January 2011) of the Sub-Adviser and Oppenheimer Acquisition Corp.	90
Gloria J. LaFond (1945) Blue Sky Officer	Assistant Vice President of the Manager (since January 2013); Assistant Vice President (January 2006-December 2012) of the Sub-Adviser.	90

Trustees Share Ownership. The chart below shows information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds").


As of December 31, 2012
	Dollar Range of Shares Beneficially Owned in the Fund	Aggregate Dollar Range Of Shares Beneficially Owned in Supervised Funds
Independent Trustees
Edward L. Cameron	None	Over $100,000
Jon S. Fossel	None	Over $100,000
Sam Freedman	None	Over $100,000
Richard F. Grabish	None	Over $100,000
Beverly L. Hamilton	None	Over $100,000
Victoria J. Herget	None	Over $100,000
Robert J. Malone	None	Over $100,000
F. William Marshall	None	Over $100,000
Karen L. Stuckey	None	Over $100,000
James D. Vaughn	None	Over $100,000
Interested Trustee
William F. Glavin, Jr.	None	Over $100,000

Remuneration of the Officers and Trustees.  The officers and the Interested Trustee of the Fund, who are associated with the Manager, receive no salary or fee from the Fund. The Independent Trustees' total compensation from the Fund and fund complex represents compensation for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2012.


Name and Other Fund Position(s) (as applicable)	Aggregate Compensation From the Fund[1]	Total Compensation From the Fund and Fund Complex[2]
	Fiscal Year Ended July 31, 2013	Year Ended December 31, 2012
Sam Freedman	$2,723	$225,400
Chairperson of the Board
Edward L. Cameron	$1,963	$183,750
Audit Committee Member and Governance Committee Member
Jon S. Fossel	$1,963	$196,000
Audit Committee Member
Richard Grabish	$2,104	$155,027
Review Committee Chairperson and Governance Committee Member
Beverly Hamilton	$2,025[3]	$196,000
Review Committee Member and Governance Committee Chairperson
Victoria J. Herget	$1,963	$159,519
Review Committee Member and Governance Committee Member
Robert J. Malone	$2,133	$225,400
Governance Committee Member and Review Committee Member
F. William Marshall, Jr.	$2,356	$377,632[4]
Audit Committee Chairperson and Governance Committee Member
Karen L. Stuckey	$1,963	$147,000
Audit Committee Member and Governance Committee Member
James D. Vaughn	$1,963	$159,519
Audit Committee Member and Governance Committee Member

1. "Aggregate Compensation from the Fund" includes fees and deferred compensation, if any.
2. In accordance with SEC regulations, for purposes of this section only, "Fund Complex" includes the Oppenheimer Funds, the MassMutual Institutional Funds, the MassMutual Select Funds and the MML Series Investment Fund, the investment adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the Sub-Adviser to the following: MassMutual Premier International Equity Fund, MassMutual Premier Main Street Fund, MassMutual Premier Strategic Income Fund, MassMutual Premier Capital Appreciation Fund, and MassMutual Premier Global Fund. The Manager does not consider MassMutual Institutional Funds, MassMutual Select Funds and MML Series Investment Fund to be part of the Oppenheimer Funds' "Fund Complex" as that term may be otherwise interpreted.
3. Includes $2,025 deferred by Ms. Hamilton under the "Compensation Deferral Plan" described below.
4. Includes $142,432 compensation paid to Mr. Marshall for serving as a Trustee for MassMutual Select Funds and MML Series Investment Fund.



Compensation Deferral Plan. The Board of Trustees has adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based on the amount of compensation deferred and the performance of the selected funds.


Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.


Major Shareholders. As of November 1, 2013, the only persons or entities who owned of record, or who were known by the Fund to own beneficially, 5% or more of any class of the Fund's outstanding shares were:


Name	Address	% Owned	Share Class
OPPENHEIMERFUNDS INC	C/O KRISTIE FEINBERG BLDG 2	100.00%	A
	6803 S TUCSON WAY
	CENTENNIAL CO 80112-3924
BROWN BROTHERS HARRIMAN & CO	ATTN: BRADLEY HEBERT	22.35%	Y
FBO OPPENHEIMER GLOBAL STRATEGI	6801 S TUCSON WAY STE 100
INCOME FUND	CENTENNIAL CO 80112-4132
OPPENHEIMERFUNDS INC	C/O KRISTIE FEINBERG BLDG 2	19.98%	Y
	6803 S TUCSON WAY
	CENTENNIAL CO 80112-3924
OFI GLOBAL ASSET MANAGEMENT,	C/O KRISTIE FEINBERG BLDG 2	18.01%	Y
INC	6803 S TUCSON WAY
	CENTENNIAL CO 80112-3924
OPPENHEIMER SENIOR FLOATING RATE	ATTN: FPA TRADE SETTLE (2-FA)	13.52%	Y
FUND	6803 S TUCSON WAY
	CENTENNIAL CO 80112-3924
BROWN BROTHERS HARRIMAN & CO	ATTN: BRADLEY HEBERT	8.13%	Y
FBO OPPENHEIMER GLOBAL ALLOC	6801 S TUCSON WAY STE 100
FUND	CENTENNIAL CO 80112-4132
BROWN BROTHERS HARRIMAN & CO	ATTN: BRADLEY HEBERT	6.67%	Y
FBO OPPENHEIMER GLOBAL STRATEGI	6801 S TUCSON WAY STE 100
INCOME FUND VA	CENTENNIAL CO 80112-4132
BROWN BROTHERS HARRIMAN & CO	ATTN: BRADLEY HEBERT	5.45%	Y
FBO OPPENHEIMER CAP INCOME FUND	6801 S TUCSON WAY STE 100
	CENTENNIAL CO 80112-4132
BROWN BROTHERS HARRIMAN & CO	ATTN: BRADLEY HEBERT	5.43%	Y
FBO OPPENHEIMER FLEX STRATEGIES	6801 S TUCSON WAY STE 100
	CENTENNIAL CO 80112-4132

The Manager and the Sub-Adviser


The Manager is a wholly-owned subsidiary of OppenheimerFunds, Inc., the Sub-Adviser. The Sub-Adviser is wholly-owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company.


Code of Ethics. The Fund, the Manager, the Sub-Adviser and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by portfolio managers and certain other employees ("covered persons") that could compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and/or other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager, the Sub-Adviser and the Distributor.


The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC. It can be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's website at www.sec.gov and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.


Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities held by the Fund ("portfolio proxies"). The Manager generally undertakes to vote portfolio proxies with a view to enhancing the value of the company's stock held by the Fund. The Fund has retained an independent, third party proxy voting agent to vote portfolio proxies in accordance with the Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Manager's internal Proxy Voting Committee is responsible for monitoring the third party proxy voting agent.

The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following procedures, as long as OFI determines that the course of action is consistent with the best interests of the Fund and its shareholders:

If the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines.

  If such proposal is not specifically addressed in the Proxy Voting Guidelines, or if the Proxy Voting Guidelines provide discretion to the Manager on how to vote (i.e., on a case-by-case basis), the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.
  With respect to such proposal where a portfolio manager has requested that the Manager vote (i) in a manner inconsistent with the Proxy Voting Guidelines, or (ii) if such proposal is not specifically addressed in the Proxy Voting Guidelines, in a manner inconsistent with the third-party proxy voting agent's general recommended guidelines, the Proxy Voting Committee may determine that such a request is in the best interests of the Fund (and, if applicable, its shareholders) and does not pose an actual material conflict of interest. In making its determination, the Proxy Voting Committee may consider, among other things, whether the portfolio manager is aware of the business relationship with the company, and/or is sufficiently independent from the business relationship, and to the Proxy Voting Committee's knowledge, whether the Manager has been contacted or influenced by the company in connection with the proposal.

If none of the previous procedures provides an appropriate voting recommendation, the Proxy Voting Committee may: (i) determine how to vote on the proposal; (ii) recommend that the Manager retain an independent fiduciary to advise the Manager on how to vote the proposal; or (iii) determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct the Manager to abstain from voting.

The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

  The Fund evaluates director nominees on a case-by-case basis, examining the following factors, among others: composition of the board and key board committees, experience and qualifications, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, the nominee's investment in the company, and whether the company or nominee is targeted in connection with public "vote no" campaigns.
  The Fund generally supports proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure.
  The Fund generally supports proposals asking that a majority of directors be independent. The Fund generally supports proposals asking that a board audit, compensation, and/or nominating committee be composed exclusively of independent directors.
  The Fund generally votes against shareholder proposals to require a company to nominate more candidates than the number of open board seats.
  The Fund generally supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
  The Fund generally supports proposals to allow shareholders the ability to call special meetings.
  The Fund generally votes for proposals that remove restrictions on or provide the right of shareholders to act by written consent independently of management taking into account the company's specific governance provisions including right to call special meetings, poison pills, vote standards, etc. on a case-by-case basis.
  The Fund generally votes against proposals to create a new class of stock with superior voting rights.
  The Fund generally votes against proposals to classify a board.
  The Fund generally supports proposals to eliminate cumulative voting.
  The Fund generally votes against proposals to establish a new board committee.
  The Fund generally votes on management proposals seeking approval to exchange/reprice options on a case-by-case basis.
  The Fund votes on qualified employee stock purchase plans on a case-by-case basis. The Fund generally supports non-qualified employee stock purchase plans that feature broad-based participation, limits on employee contribution, company matching up to 25%, and no discount on the stock price on the date of purchase.
  The Fund generally supports transfer stock option ("TSO") programs, if executive officers and non-employee directors are excluded from participating, if stock options are purchased from third-party financial institutions at a discount to their fair value using option pricing models, and if there is a two-year minimum holding period for sale proceeds. The Fund generally votes against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders.
  The Fund generally supports proposals to require majority voting for the election of directors.
  The Fund generally supports proposals seeking additional disclosure of executive and director pay information.
  The Fund generally supports proposals seeking disclosure regarding the company's, board's or committee's use of compensation consultants.
  The Fund generally supports "pay-for-performance" and "pay-for-superior-performance standard" proposals that align a significant portion of total compensation of senior executives to company performance, and generally supports an annual frequency for advisory votes on executive compensation.
  The Fund generally supports having shareholder votes on poison pills.
  The Fund generally supports proposals calling for companies to adopt a policy of not providing tax gross-up payments.
  The Fund votes case-by-case on bonus banking/bonus banking "plus" proposals.
  The Fund generally supports proposals calling for companies to adopt a policy of obtaining shareholder approval for golden coffins/executive death benefits. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.
  The Fund generally supports proposals to eliminate accelerated vesting of unvested equity awards to senior executives in the event of change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).
  In the case of social, political and environmental responsibility issues, the Fund will generally abstain where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated.
  The Fund generally supports proposals that would clearly have a discernible positive impact on short- or long-term share value, or that would have a presently indiscernible impact on short- or long-term share value but promotes general long-term interests of the company and its shareholders.

The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.


The Investment Advisory Agreement.The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager has retained the Sub-Adviser pursuant to a separate sub-advisory agreement, described below, under which the Sub-Adviser chooses the Fund's investments and provides related advisory services to the Fund. Prior to January 1, 2013, OppenheimerFunds, Inc. was the Manager of the Fund.


The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.


The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Board members, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years were:

Fiscal Year Ended 7/31	Management Fees Paid to the Manager
2011	$7,888
2012	$437,436
2013	$948,088

The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.


The agreement permits the Manager to act as an investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

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The Sub-Advisory Agreement. Under the sub-advisory agreement between the Manager and the Sub-Adviser, the Sub-Adviser shall regularly provide investment advice with respect to the Fund and invest and reinvest cash, securities, commodity interests and the property comprising the assets of the Fund. The Sub-Adviser selects securities and/or commodity interests for the Fund's portfolio and provides related advisory services. The portfolio manager(s) of the Fund is employed by the Sub-Adviser and is principally responsible for the provision of advisory services to the Fund's portfolio. Other members of the Sub-Adviser's investment teams provide the portfolio manager(s) with counsel and support in managing the Fund's portfolio.

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Under the sub-advisory agreement, the Manager pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of investment advisory services. The fee paid to the Sub-Adviser under the sub-advisory agreement is paid by the Manager, not by the Fund.

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The sub-advisory agreement states that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, the Sub-Adviser shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under the Sub-Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

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Pending Litigation.  Since 2009, seven class action lawsuits have been pending in the U.S. District Court for the District of Colorado against the Sub-Adviser, the Distributor and certain Oppenheimer mutual funds (but not including the Fund) advised by OFI Global and distributed by the Distributor (the "Defendant Funds"). The lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions and that the respective Defendant Funds' investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys' fees and litigation expenses. The Defendant Funds' Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. On August 26, 2013, the parties in six of these lawsuits executed a memorandum of understanding setting forth the terms of proposed settlements of those actions. The proposed settlements are subject to a variety of contingencies, including the execution of settlement agreements, which will require preliminary and final approval by the court. The proposed settlements do not resolve a seventh outstanding lawsuit relating to Oppenheimer California Municipal Fund.

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Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Sub-Adviser and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the "Ponzi" scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC ("BLMIS"). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Sub-Adviser and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys' fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court's order approving the settlement. The settlement does not resolve other outstanding lawsuits against the Sub-Adviser and its affiliates relating to BLMIS.

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On April 16, 2010, a lawsuit was filed in New York state court against the Sub-Adviser, an affiliate of the Sub-Adviser and AAArdvark IV Funding Limited ("AAArdvark IV"), an entity advised by the Sub-Adviser's affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract and common law fraud claims against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On April 11, 2013, the court granted defendants' motion for summary judgment, dismissing plaintiffs' fraud claim with prejudice and dismissing their contract claim without prejudice, and granted plaintiffs leave to replead their contract claim to assert a cause of action for specific performance within 30 days. On May 9, 2013, plaintiffs filed a notice of appeal from the court's dismissal order. On July 15, 2011, a lawsuit was filed in New York state court against the Sub-Adviser, an affiliate of the Sub-Adviser and AAArdvark Funding Limited ("AAArdvark I"), an entity advised by the Sub-Adviser's affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract and common law fraud claims against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Sub-Adviser, an affiliate of the Sub-Adviser and AAArdvark XS Funding Limited ("AAArdvark XS"), an entity advised by the Sub-Adviser's affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

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The Sub-Adviser believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Sub-Adviser believes that these suits should not impair the ability of the Sub-Adviser or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

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Portfolio Managers. The Fund is managed by Christopher Proctor and Adam Wilde (the "Portfolio Managers"), who are responsible for the day-to-day management of the Fund's investments.

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  Other Accounts Managed. In addition to managing the Fund's investment portfolio, Messrs. Proctor and Wilde also manage other investment portfolios and accounts on behalf of the Manager or its affiliates. The following table provides information regarding those other portfolios and accounts as of July 31, 2013. No portfolio or account has an advisory fee based on performance:
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
Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed [1]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed	Other Accounts Managed	Total Assets in Other Accounts Managed[2,3]
Christopher Proctor	5	$10.75	0	$0	1	$276.51
Adam Wilde	4	$10.31	0	$0	1	$276.51
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1. In billions.
2. In millions.
3. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

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As indicated above, a portfolio manager may also manage other funds and accounts. At different times, a portfolio manager may manage other funds or accounts with investment objectives and strategies similar to, or different from, those of the Fund. At times, those responsibilities could potentially conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies. For example, a portfolio manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Sub-Adviser have the same management fee. If the management fee structure of another fund or account is more advantageous to the Sub-Adviser than the fee structure of the Fund, the Sub-Adviser could have an incentive to favor the other fund or account. However, the Sub-Adviser's compliance procedures and Code of Ethics recognize the Sub-Adviser's obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude a portfolio manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

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Compensation of Portfolio Managers. Portfolio managers are employed and compensated by the Sub-Adviser or an affiliate, not by the Fund. Under the compensation program for portfolio managers and portfolio analysts, compensation is based primarily on the relative investment performance results of the funds or accounts they manage, rather than on the financial success of the Sub-Adviser. This is intended to align the interests of the portfolio managers and analysts with the success of the funds and accounts of their shareholders. The compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. A portfolio manager's compensation is not directly based on the total value of assets they manage; however, higher total compensation potential is likely to align with greater assets under management. The compensation structure is intended to be internally and externally equitable and serve to reduce potential conflicts of interest arising from a portfolio manager's responsibilities managing different funds or accounts.

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Portfolio manager compensation generally consists of three components: a base salary, an annual bonus, and eligibility to participate in long-term awards. In general, the average proportion of total compensation among these three components is as follows: base salary is 15%, annual bonus is 65%, and long-term awards are 20%.

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The base pay component for each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions.

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The annual bonus is calculated based on two factors: a formulaic performance portion and a discretionary portion. In general, the formulaic performance portion is a much larger part of the annual bonus than the discretionary portion. The formulaic performance portion of the annual bonus is measured against the one, three and five year performance, or performance since inception, as applicable, of the fund(s) relative to an appropriate Morningstar peer group category selected by senior management. The compensation structure is weighted towards long-term performance of the funds, with one year performance weighted at 20%, three year performance rated at 30%, and five year performance weighted at 50%. This formula has the effect of rewarding consistently above median performance, which best aligns the interests of the portfolio manager and the shareholder. Below median performance in all three periods results in an extremely low, and in some cases no, formulaic performance based bonus.

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The discretionary portion of the annual bonus is determined by senior management of the Sub-Adviser and is based on a number of factors, including, management quality (such as style consistency, risk management, sector coverage, team leadership and coaching), contributions to marketing efforts and organizational development.

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Finally, the long-term award component consists of grants in the form of appreciation rights in regard to the common stock of the Sub-Adviser's holding company parent, restricted shares of such common stock, as well as deferred cash investments in the fund(s) managed by a portfolio manager. Portfolio managers must elect to receive either 20% or 40% of their long-term award component in the form of deferred cash investments in the fund(s) managed. Through this long-term award component, portfolio managers' interests are further aligned with those of fund shareholders.

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The compensation structure of other funds and/or accounts managed by a portfolio manager, if any, is generally the same as the compensation structure described above. A portfolio manager's compensation with regard to other portfolios may be based on the performance of those portfolios compared to a peer group category that may be different from that described below.

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The peer group category for the portfolio managers with respect to the Fund is Morningstar - Ultrashort Bond.

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Ownership of Fund Shares. As of July 31, 2013, the Portfolio Managers beneficially owned shares of the Fund as follows:

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Portfolio Manager	Range of Shares Beneficially Owned in the Fund
Christopher Proctor	$10,001 - $50,000
Adam Wilde	None
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Brokerage Policies of the Fund

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Brokerage Provisions of the Investment Advisory Agreement and the Sub-Advisory Agreement. One of the duties of the Sub-Adviser under the sub-advisory agreement is to arrange the portfolio transactions for the Fund. The sub-advisory agreement contains provisions relating to the employment of broker-dealers for that purpose. The sub-advisory agreement authorizes the Sub-Adviser to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Sub-Adviser thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain the "best execution" of the Fund's portfolio transactions. "Best execution" means executing trades in a manner such that the total costs or proceeds are the most favorable under the circumstances. Some of the circumstances that may influence this decision are: cost (brokerage commission or dealer spread), size of order, difficulty of order, and the firm's ability to provide prompt and reliable execution.

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The Sub-Adviser need not seek competitive commission bidding. However, the Sub-Adviser is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board. The Fund is not required to pay the lowest available commission. Under the investment advisory and sub-advisory agreements, in choosing brokers to execute portfolio transactions for the Fund, the Manager and the Sub-Adviser may select brokers (other than affiliates) that provide both brokerage and research services to the Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager or the Sub-Adviser makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

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Brokerage Practices Followed by the Sub-Adviser. The Sub-Adviser allocates brokerage for the Fund subject to the provisions of the sub-advisory agreement and other applicable rules and procedures described below.

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The Sub-Adviser's portfolio traders allocate brokerage based upon recommendations from the Sub-Adviser's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Sub-Adviser's executive officers supervise the allocation of brokerage.

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Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

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Other accounts advised by the Sub-Adviser have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. When possible, the Sub-Adviser tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Sub-Adviser or its affiliates. If two or more accounts advised by the Sub-Adviser purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

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Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by (1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling a fund's shares.

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However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager and the Sub-Adviser have adopted procedures (and the Fund's Board has approved those procedures) that permit the Fund to execute portfolio securities transactions through brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Sub-Adviser's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager, the Sub-Adviser and the Distributor from entering into agreements or understandings under which the Sub-Adviser directs or is expected to direct the Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

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The investment advisory and sub-advisory agreements permit the Manager and the Sub-Adviser to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager or Sub-Adviser by a broker through which trades are placed or by a third party at the instance of the broker.

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Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager or Sub-Adviser in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager or Sub-Adviser in the investment decision making process may be paid in commission dollars.

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Although the Manager and Sub-Adviser currently do not do so, the Board may permit the Manager and Sub-Adviser to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager or Sub-Adviser that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board may also permit the Manager and Sub-Adviser to use commissions on fixed-price offerings to obtain research in the same manner as is permitted for agency transactions.

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The research services provided by brokers broaden the scope and supplement the research activities of the Manager and Sub-Adviser. That research provides additional views and comparisons for consideration, and helps the Manager and Sub-Adviser to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager and Sub-Adviser provide information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's and Sub-Adviser's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

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During the fiscal years ended July 31, 2011, 2012 and 2013, the Fund executed no transactions and paid no commissions to firms that provide research services.

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Regular Broker-Dealers. If the Fund has acquired during its most recent fiscal year, securities of its regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act or of their parents, the following table identifies those regular brokers or dealers or their parents that derived more than 15% of their gross revenues from the business of a broker, a dealer, an underwriter, or an investment adviser as of the fiscal year ended July 31, 2013:

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Name of Regular Broker or Dealer or Parent of Regular Broker or Dealer	Aggregate Holdings of the Securities of the Issuer as of the Fiscal Year Ended July 31, 2013
N/A	N/A
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Distribution and Service Arrangements

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The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

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The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares and the contingent deferred sales charges ("CDSCs") retained by the Distributor on the redemption of shares during the Fund's most recent fiscal period(s) since it began operations is shown below.

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Class A Sales Charges
Fiscal Year Ended 7/31	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor
2011	$0	$0
2012	$0	$0
2013	$0	$0
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Concessions Advanced by the Distributor
Fiscal Year Ended 7/31	Concessions on Class A Shares Advanced by Distributor
2011	$0
2012	$0
2013	$0
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Contingent Deferred Sales Charges
Fiscal Year Ended 7/31	Class A Contingent Deferred Sales Charges Retained by Distributor
2011	$0
2012	$0
2013	$0
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Service (12b-1) Plan. The Fund has adopted a Service Plan under Rule 12b-1 of the Investment Company Act ("Rule 12b-1") for Class A shares of the Fund (the "Plan"). Under the Plan the Fund pays the Distributor for all or a portion of its costs incurred in connection with the servicing of the Class A shares. The Plan has been approved by a vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Plan. The Independent Trustees are not "interested persons" of the Fund and do not have any direct or indirect financial interest in the operation of the Plan or any agreement under the Plan, in accordance with Rule 12b-1.

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Under the Plan, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

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The Plan will continue in effect from year to year only if the Fund's Board and its Independent Trustees/Directors vote annually to approve its continuance at an in person meeting called for that purpose. The Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Class A shares, to which it applies.

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The Board and the Independent Trustees must approve all material amendments to the Plan. An amendment to materially increase the amount of payments to be made under Rule 12b-1 must also be approved by shareholders of any affected class.

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At least quarterly while the Plan is in effect, the Treasurer of the Fund will provide the Board with separate written reports for its review. The reports will detail the amount of all payments made under the Plan and the purpose for which the payments were made.

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While the Plan is in effect, the Independent Trustees of the Fund will select and nominate any other Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision is made by a majority of the Independent Trustees.

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No payment will be made to any recipient for Class A shares unless, during the applicable period, the aggregate net asset value of Fund Class A shares held by the recipient (for itself and its customers) exceeds a minimum amount that may be set by a majority of the Independent Trustees from time to time.

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Class A Service Plan. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (referred to as "recipients") for personal and account maintenance services they provide for their customers who hold Class A shares. Those services may include answering customer inquiries about the Fund, assisting in establishing and maintaining Fund accounts, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits the Fund to reimburse the Distributor at an annual rate of up to 0.25% of the Class A average net assets. The Distributor makes payments to recipients periodically at an annual rate of not more than 0.25% of the Class A average net assets held in the accounts of the recipient or it customers.

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The Distributor does not receive or retain the service fee for Class A share accounts for which the Distributor is listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for those services, the Board has not yet done so.

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Payments to Financial Intermediaries

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Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of distribution and service (12b-1) plan payments as described above. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the financial intermediary's clients, also as described in this SAI. In addition, the Sub-Adviser and the Distributor (including their affiliates) may make payments to financial intermediaries in connection with the intermediaries' offering and sales of Fund shares and shares of other Oppenheimer funds, or their provision of marketing or promotional support, transaction processing or administrative services. Among the financial intermediaries that may receive these payments are brokers or dealers who sell or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan or qualified tuition program administrators, third party administrators, recordkeepers or other institutions that have selling, servicing or similar arrangements with the Sub-Adviser or the Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

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Types of payments to financial intermediaries may include, without limitation, the following:

The Fund, or an investor buying or selling Fund shares may pay:

  shareholder servicing expenses that are paid from Fund assets to reimburse the Manager or the Distributor for Fund expenses they incur for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services (including retirement plan and 529 plan administrative services fees).
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In addition, the Sub-Adviser or Distributor may, at their discretion, make the following types of payments from their own respective resources, which may include profits the Sub-Adviser derives from investment advisory fees paid by the Fund. These payments are often referred to as "revenue sharing" payments, and may include:

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  Compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs, and transaction processing or other services;
  Other compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as FINRA. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law.
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Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, neither the Manager nor the Sub-Adviser considers a financial intermediary's sales of shares of the Fund or other Oppenheimer funds when choosing brokers or dealers to effect portfolio transactions for the Fund or other Oppenheimer funds.

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Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation:

  transactional support, one-time charges for setting up access for the Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
  program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
  placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives; or
  firm support, such as business planning assistance, advertising, or educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.
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These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payments may exceed the cost of providing the services. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Sub-Adviser or the Distributor and any services it provides, as well as the fees and commissions it charges.

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For the year ended December 31, 2012, the following financial intermediaries and/or their affiliates (which in some cases are broker-dealers) offered shares of the Oppenheimer funds and received revenue sharing or similar distribution-related payments (of at least $5,000) from the Sub-Adviser or the Distributor for marketing or program support:

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Aegon USA Securities Inc.	Massachusetts Mutual Life InsuranceCompany
AIG Advisor Group, Inc.	MetLife Investors Insurance Company
Allianz Life Insurance Company	MetLife Securities, Inc.
Allstate Life Insurance Company	MML Bay State Life Insurance Company
American General Annuity Insurance Company	Morgan Stanley Smith Barney LLC
American Portfolios Financial Services Inc.	Multi-Financial Securities Corporation
Ameriprise Financial Services, Inc.	Mutual Service Corporation
Ameritas Life Insurance Company	Nathan & Lewis Securities, Inc.
Ascensus, Inc.	National Planning Corporation
AXA Advisors, LLC	National Planning Holdings, Inc.
Bank of America Merrill Lynch	Nationwide Investment Services, Inc.
Cadaret Grant & Co.	New England Securities, Inc.
CCO Investment Services Corporation	NFP Securities Inc.
Chase Investment Services Corporation	Northwestern Mutual Investment Services, LLC
C.M. Life Insurance Company	Oppenheimer & Co. Inc.
Commonwealth Financial Network	Park Avenue Securities LLC
CUNA Brokerage Services, Inc.	PlanMember Securities Corp.
CUSO Financial Services LP	Prime Capital Services, Inc.
Directed Services LLC	Primevest Financial Services, Inc.
Edward Jones and Company	Protective Life and Annuity InsuranceCompany
Essex National Securities, Inc.	Prudential Investment ManagementServices, Inc.
Financial Network Investment Corporation	Raymond James & Associates, Inc.
First Clearing LLC	Raymond James Financial Services, Inc.
First Global Capital Corporation	RBC Capital Markets
FSC Securities Corporation	Riversource Life Insurance Co.
GE Life and Annuity Company	Royal Alliance Associates, Inc.
Genworth Financial, Inc.	Sagepoint Financial Advisors
Great West Life Insurance Company	Securities America, Inc.
GWFS Equities, Inc.	Security Benefit Life Insurance Company
Guardian Insurance & Annuity Company, Inc.	Signator Investments, Inc.
H.D. Vest Investment Services, Inc.	SII Investments, Inc.
Hartford Life Insurance Company	Sorrento Pacific Financial LLC
Hartford Securities Distribution Company	State Farm VP Management Corp.
ING Financial Partners, Inc.	Stifel Nicolaus & Co., Inc.
Investacorp, Inc.	Sun Life Assurance Company of Canada (U.S.)
INVEST Financial Corporation	Sun Life Insurance and Annuity Company of New York
Investment Centers of America, Inc.	Sun Life Insurance and Annuity Company (Bermuda) Ltd.
Janney Montgomery Scott LLC	SunTrust Bank
Jefferson Pilot Securities Corporation	SunTrust Investment Services, Inc.
Kemper Investors Life Insurance Company	Thrivent Financial for Lutherans
Legend Equities Co.	Tower Square Securities, Inc.
Lincoln Benefit National Life	UBS Financial Services, Inc.
Lincoln Financial Advisors Corporation	Union Central Life Insurance Company
Lincoln Financial Securities Corporation	UVEST Financial Services Group, Inc.
Lincoln Investment Planning, Inc.	Walnut Street Securities, Inc.
Linsco Private Ledger	Waterstone Financial Group
LPL Financial LLC	Wells Fargo Advisors
MassMutual Financial Group	Wescom Financial Services
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For the year ended December 31, 2012, the following firms (which in some cases are broker-dealers) received payments from the Sub-Adviser or Distributor (of at least $2,500) for administrative or other services provided (other than revenue sharing arrangements), as described above:

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Acacia National	MetLife Securities Inc.
ACS HR Solutions LLC	Mid Atlantic Capital Co.
ADP Broker-Dealer, Inc.	Milliman, Inc.
Aegon USA	Minnesota Life Insurance Company
Alliance Benefit Group	MML Investors Services LLC
Allianz Life Insurance Company	Morgan Keegan & Co, Inc.
Allstate Financial Services, LLC	Morgan Stanley Smith Barney
Allstate Life Insurance Company	Multi-Financial Securities
American Funds	Mutual of Omaha Insurance Company
American General Annuity Insurance Company	National City Bank
American Portfolios Financial	National Investor Services Corp.
American United Life Insurance Co.	National Financial Services LLC
Ameriprise Financial Services Inc.	National Planning Corporation
Ameritas Investment Corp.	Nationwide
Ameritas Life Insurance Company	New England Securities
Annuity Investors Life Insurance Company	New York Life Insurance and Annuity Company
Ascensus	Newport Retirement Services
AXA Advisors LLC	Next Financial Group Inc.
Baden Retirement Services	NFP Securities Inc
Banc of America Investment	Northridge Securities Corp.
Bank of America Merrill Lynch	Northwestern Mutual Investment
Benefit Administration Co.	NRP Financial Inc.
Benefit Consultants Group	NYLIFE Distributors LLC
Benefit Plans Administrative Services, Inc.	NYLIFE Securities LLC
Benetech, Inc.	Oneamerica Securities Inc.
Boston Financial Data Services, Inc.	Oppenheimer & Co. Inc.
Cadaret Grant & Co.	Pacific Life Insurance Co.
Cambridge Investment Research	Park Avenue Securities LLC
Cetera Financial Specialists LLC	Penn Mutual
Cetera Investment Services LLC	Pershing LLC
Champions of the Community, Inc.	PFS Investments Inc.
Charles Schwab & Co, Inc.	Phoenix Life Insurance Company
Chase Investment Services Corp.	Plan Administrators Inc.
CitiGroup Global Markets, Inc.	PlanMember Securities
Commonwealth Financial Network	PNC Investments LLC
CPI Qualified Plan Consultants	Prime Capital Services
CUNA Brokerage Services Inc.	Primevest Financial Services, Inc.
CUNA Mutual Insurance Society	Principal Life Insurance
CUSO Financial Services LP	Proequities Inc.
DA Davidson & Co.	Protective Life and Annuity InsuranceCompany
DailyAccess Corp	Pruco Securities LLC
David Lerner Associates, Inc.	Prudential Investment Management
Digital Retirement Solutions	PSMI Group
Dyatech, LLC	Purshe Kaplan Sterling Investments
E*TRADE Clearing LLC	Questar Capital Corporation
Edward Jones and Company	Raymond James & Associates, Inc.
ExpertPlan Retirement Plan Services	Raymond James Financial Services
Federal Kemper Life Assurance Company	RBC Capital Markets
Fidelity	Reliance Trust Co.
Financial Network Investment	Richards, Merrill & Peterson Inc.
Financial Telesis Inc.	Robert W. Baird & Co.
First Allied Securities Inc.	Rothman Securities Inc.
First Clearing LLC	Royal Alliance Associates Inc.
First Global Capital Corporation	Sagepoint Financial Inc.
Freestone Capital Management	Santander Securities
FSC Securities Corp.	Scott & Stringfellow LLC
GE Financial Assurance	Securities America Inc.
GE Life and Annuity Company	Securities Service Network Inc.
Geneos Wealth Management Inc.	Security Benefit Life Insurance Company
Genworth Financial Securities	Signator Investors Inc.
Girard Securities Inc.	SII Investments Inc.
Great West Life Insurance Company	Smith Hayes Financial Services
Guardian Insurance & Annuity Company, Inc.	Southwest Securities, Inc.
H.D. Vest Investment Services, Inc.	Standard Insurance Co.
Hartford Life & Annuity	State Farm Mutual Funds
Hartford Life Insurance Company	Stanton Group, Inc.
H Beck Inc.	Sterne Agee & Leach, Inc.
Hennion & Walsh Inc.	Stifel Nicolaus & Co., Inc.
Hewitt Associates LLC	Summit Brokerage Services Inc.
HSBC Securities (USA) Inc.	Sunamerica
Independent Financial Group, LLC	Sun Trust Investments
ING Financial Advisers LLC	Suntrust Investment Services Inc.
Intuition Systems, Inc.	T. Rowe Price
Invest Financial Corporation	TD Ameritrade
Investacorp Inc.	The Investment Center Inc.
Investments Centers of America	The O N Equity Sales Company
Investors Capital Corp.	The Retirement Plan Company, LLC
Jackson National Life Insurance Company	Thrivent Investment Management
Janney Montgomery Scott LLC	Tiaa-Cref Individual & Institutional
JJB Hillard W.L. Lyons, Inc.	Transamerica Financial Advisors
John Hancock Life Insurance Company	Transamerica Life Insurance Co.
JP Morgan Securities, LLC	UBS Financial Services, Inc.
Kemper Investors Life Insurance Company	Unified Fund Services, Inc.
Key Investment Services Inc.	Union Bank & Trust Company
KMS Financial Services Inc.	Union Central Life Insurance Company
Lasalle St. Securities LLC	United Planners Financial
Legends Equities Corp.	USAA Investment Management Co.
Lincoln Benefit National Life	USI Securities Inc.
Lincoln Financial Advisors Corporation	Valic Financial Advisors, Inc.
Lincoln Financial Securities	Vanderbilt Securities LLC
Lincoln Investment Planning, Inc.	Vanguard Group
LPL Financial Corporation	VSR Financial Services Inc.
Madison Avenue Securities Inc.	Walnut Street Securities
Manulife Financial	Wedbush Securities
Matrix Settlement & Clearance Services	Wells Fargo Advisors LLC
Mercer HR Services	Wells Fargo Investments LLC
Merrill Lynch Pierce Fenner	Wilmington Trust Company
MetLife Investors Insurance
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About Your Account

The Fund's Prospectus describes how to buy and sell shares of the Fund and certain other Oppenheimer funds. The information below provides further details about the Fund's policies regarding those share transactions. It should be read in conjunction with the information in the Prospectus. Appendix A of this SAI provides more information about the special sales charge arrangements offered by the Oppenheimer funds, and the circumstances in which sales charges may be reduced or waived for certain investors and certain types of purchases or redemptions. The Fund does not offer an exchange privilege.

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Determination of Net Asset Value Per Share. The net asset value, or "NAV," per share for each class of shares of the Fund is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NAV is determined as of the close of business on the New York Stock Exchange ("NYSE") on each day that the NYSE is open. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (Presidents Day), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

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Dealers other than NYSE members may conduct trading in certain securities on days that the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

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Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the close of the principal market on which a security is traded, but before the close of the NYSE, will not be reflected in the Fund's calculation of its net asset values that day unless the Sub-Adviser learns of the event and determines that the event is likely to cause a material change in the value of the security. The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations under those procedures to the Sub-Adviser's "Valuation Committee". Fair value determinations by the Sub-Adviser are subject to review, approval, ratification and confirmation by the Board at its next scheduled meeting after the fair valuations are determined.

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Securities Valuation. The Fund's Board has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

  Equity securities traded on a U.S. securities exchange are valued as follows:
  if "last sale" information is regularly reported on the principal exchange on which a security is traded, it is valued at the last reported sale price on that day, or if "last sale" information is not available on a valuation date, the security is valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date, or if "last sale" information is not available on a valuation date, and the last reported sale price for the security preceding the valuation date is not within the spread of the closing "bid" and "asked" prices on the valuation date, the security is valued at the closing "bid" price on the valuation date.
  Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
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  at the last sale price available to the pricing service approved by the Board, or at the last sale price obtained by the Sub-Adviser from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded, or on the basis of reasonable inquiry, from two market makers in the security.
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  Long-term debt securities having a remaining maturity of more than 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board or obtained by the Sub-Adviser from two active market makers in the security on the basis of reasonable inquiry.
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  The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board or obtained by the Sub-Adviser from two active market makers in the security on the basis of reasonable inquiry:
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  debt instruments that have a maturity of more than 397 days when issued, debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
  The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
  money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued and that have a remaining maturity of 60 days or less, and debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
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  Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Sub-Adviser is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker, or the "bid" price if no "asked" price is available.
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In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, the Sub-Adviser may use pricing services approved by the Board when last sale information is not generally available. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Sub-Adviser will monitor the accuracy of the pricing services valuations. That monitoring may include comparing prices used for portfolio valuation to the actual sale prices of selected securities.

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Foreign currency, including forward contracts, is valued and securities that are denominated in foreign currency are converted to U.S. dollars, using the closing prices in the New York foreign exchange market or that are provided to the Sub-Adviser by a bank, dealer or pricing service that the Sub-Adviser has determined to be reliable.

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Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded, as determined by a pricing service approved by the Board or by the Sub-Adviser. If there were no sales on the valuation date, those investments are valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date. If the last sale price on the preceding trading day is not within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date, the value shall be the closing "bid" price. If the put, call or future is not traded on an exchange, it shall be valued at the mean between "bid" and "asked" prices obtained by the Sub-Adviser from two active market makers. In certain cases the "bid" price may be used if no "asked" price is available.

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Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Board fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets, not directly by shareholders. However, those expenses reduce the net asset value of Fund shares, and therefore are borne indirectly by shareholders.

For calculating the Fund's net asset value, dividends and distributions, the Fund differentiates between two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. Those expenses are first allocated based on the percentage of the Fund's total assets that is represented by the assets of each share class. Such general expenses include management fees, legal, bookkeeping and audit fees, Board compensation, custodian expenses, share issuance costs, interest, taxes, brokerage commissions, and non-recurring expenses, such as litigation costs. Then the expenses allocated to a share class are allotted equally to each outstanding share within a given class.

Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses to the extent that such expenses pertain only to a specific class.

How to Buy Shares

The Oppenheimer Funds. The "Oppenheimer funds" are those mutual funds for which the Distributor acts as distributor and currently include the following:

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Oppenheimer Capital Appreciation Fund	Oppenheimer Portfolio Series Funds:
Oppenheimer Capital Income Fund	Active Allocation Fund
Oppenheimer Commodity Strategy Total Return Fund	Conservative Investor Fund
Oppenheimer Core Bond Fund	Equity Investor Fund
Oppenheimer Corporate Bond Fund	Moderate Investor Fund
Oppenheimer Currency Opportunities Fund	Oppenheimer Quest for Value Funds:
Oppenheimer Developing Markets Fund	Oppenheimer Flexible Strategies Fund
Oppenheimer Discovery Fund	Oppenheimer Global Allocation Fund
Oppenheimer Discovery Mid Cap Growth Fund	Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Diversified Alternatives Fund	Oppenheimer Real Estate Fund
Oppenheimer Emerging Markets Debt Fund	Oppenheimer Rising Dividends Fund
Oppenheimer Equity Fund	Oppenheimer Rochester AMT-Free Municipal Fund
Oppenheimer Equity Income Fund	Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Global Fund	Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Global High Yield Fund	Oppenheimer Rochester California Municipal Fund
Oppenheimer Global Multi Strategies Fund	Oppenheimer Rochester Fund Municipals
Oppenheimer Global Opportunities Fund	Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Global Real Estate Fund	Oppenheimer Rochester Limited Term New York Municipal Fund
Oppenheimer Global Strategic Income Fund	Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Global Value Fund	Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer International Bond Fund	Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer International Diversified Fund	Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer International Growth Fund	Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Small Company Fund	Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer International Value Fund	Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Rochester Limited Term California Municipal Fund	Oppenheimer Select Value Fund
Oppenheimer Limited-Term Bond Fund	Oppenheimer Senior Floating Rate Fund
Oppenheimer Limited-Term Government Fund	Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer Main Street Fund	Oppenheimer Series Fund:
Oppenheimer Main Street Select Fund	Oppenheimer Value Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Main Street Small- & Mid-Cap Fund	Oppenheimer SteelPath MLP Funds Trust:
Money Market Funds:	Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer Cash Reserves	Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer Institutional Money Market Fund	Oppenheimer SteelPath MLP Income Fund
Oppenheimer Money Market Fund	Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer Multi-State Municipal Trust:	Oppenheimer Ultra-Short Duration Fund
Oppenheimer Rochester New Jersey Municipal Fund
Oppenheimer Rochester Pennsylvania Municipal Fund
Oppenheimer Rochester High Yield Municipal Fund
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Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to each class of shares and the dividends payable on each class of shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which some share classes are subject.

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The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares of the Oppenheimer funds normally are sold subject to an initial sales charge (except Oppenheimer Cash Reserves, Oppenheimer Institutional Money Market Fund, Oppenheimer Money Market Fund and Oppenheimer Ultra-Short Duration Fund). The purpose of the deferred sales charge and asset-based sales charge that are applicable to some other share classes is the same as that of the initial sales charge on Class A shares of many of the Oppenheimer funds - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of those funds. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares of the Oppenheimer funds may receive different levels of compensation for selling one class of shares rather than another.

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Share Certificates. When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The Fund will not issue or re-register physical share certificates.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

AccountLink. Shares purchased through AccountLink will be purchased at the net asset value calculated on the same regular business day if the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares before the close of the NYSE. The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If the Distributor is instructed to initiate the ACH transfer after the close of the NYSE, the shares will be purchased on the next regular business day.

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Dividends will begin to accrue on the shares purchased through the ACH system on the next regular business day after the purchase date. If the proceeds of an ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

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The minimum purchase through AccountLink is generally $50.

Asset Builder Plans. An Asset Builder Plan is available only if your bank is an ACH member and you establish AccountLink. Under an Asset Builder Plan, payments to purchase shares of the Fund will be debited from your bank account automatically. Normally the debit will be made two business days prior to the investment dates you select on your application. Neither the Distributor, the Transfer Agent nor the Fund will be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the "Asset Builder Plan" information on the Account Application. To establish an Asset Builder Plan for an existing account, use the Asset Builder Enrollment Form. The Account Application and the Asset Builder Enrollment Form are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. An Asset Builder Plan may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Before you establish a new Fund account under the Asset Builder Plan, you should obtain a prospectus of the selected Fund and read it carefully.

As indicated in the Prospectus, you normally must establish your Fund account with $250,000 or more. The minimum additional purchase under an Asset Builder Plan is $50. You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.

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Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix A to this SAI.

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Certain special sales charge arrangements described in Appendix A apply to retirement plans whose records are maintained on a daily valuation basis by Bank of America Merrill Lynch ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. The amount of assets the plan had in applicable investments on the date the plan sponsor signed the Merrill Lynch record keeping service agreement determines which share classes are available for purchase. If the plan had less than $1 million in such assets, then it may purchase only Class C shares. If the plan had $1 million or more but less than $5 million in such assets it may purchase only Class N shares. If the plan had $5 million or more in such assets it may purchase only Class A shares.

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The Transfer Agent has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant accounts in a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

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Electronic Document Delivery. To access your account documents electronically via eDocs Direct, please register for online access to your account(s) through the website at www.oppenheimerfunds.com, or call 1.888.470.0862 for information and instructions. Once registered, you can select your preferences for electronic document delivery of account documents.

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How to Sell Shares

Receiving Redemption Proceeds by Federal Funds Wire. The Fund would normally authorize a Federal Funds wire of redemption proceeds to be made on its next regular business day following the redemption. A Federal Funds wire may be delayed if the Fund's custodian bank is not open for business on that day. In that case, the wire will not be transmitted until the next business day on which the bank and the Fund are both open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Redeeming Shares Through Brokers or Dealers. The Distributor is the Fund's agent to repurchase its shares from authorized brokers or dealers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the next net asset value computed after the Distributor or the broker or dealer receives the order. A repurchase will be processed at that day's net asset value if the order was received by the broker or dealer from its customer prior to the time the close of the NYSE. Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days.

For accounts redeemed through a broker-dealer, payment will ordinarily be made within three business days after the shares are redeemed. However, the Distributor must receive the required redemption documents in proper form, with the signature(s) of the registered shareholder(s) guaranteed as described in the Prospectus.

Payments "In Kind." As stated in the Prospectus, payment for redeemed shares is ordinarily made in cash. Under certain circumstances, however, the Board may determine that it would be detrimental to the best interests of the remaining shareholders for the Fund to pay for the redeemed shares in cash. In that case, the Fund may pay the redemption proceeds, in whole or in part, by a distribution "in kind" of liquid securities from the Fund's portfolio. The Fund will value securities used to pay a redemption in kind using the same method described above under "Determination of Net Asset Value Per Share." That valuation will be made as of the time the redemption price is determined. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash.

The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, redemptions by a shareholder, of up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period, must be redeemed solely in cash.

Distributions From Retirement Plans. Participants in OppenheimerFunds-sponsored pension or profit-sharing plans (other than self-employed plan sponsors), whose shares of the Fund are held in the name of the plan or its fiduciary, may not request redemption of their accounts directly. The plan administrator or fiduciary must submit the request.

Requests for distributions from OppenheimerFunds-sponsored IRA's, SEP-IRA's, SIMPLE IRA's, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed on the back cover of this SAI. The request must:

  state the reason for the distribution;
  if the distribution is premature, state the owner's awareness of tax penalties; and
  conform to the requirements of the plan and the Fund's other redemption requirements.

Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility for determining whether a distribution satisfies the conditions of applicable tax laws and they will not be responsible for any tax penalties assessed in connection with a distribution.

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Automatic Withdrawal Plans. Under an Automatic Withdrawal Plan, investors who own Fund shares can authorize the Transfer Agent to redeem shares automatically on a monthly, quarterly, semi-annual or annual basis. The minimum periodic redemption amount under an Automatic Withdrawal Plan is $50. Shareholders having AccountLink privileges may have Automatic Withdrawal Plan payments deposited to their designated bank account. Payments may also be made by check, payable to all shareholders of record and sent to the address of record for the account. Automatic withdrawals may be requested by telephone for amounts up to $1,500 per month if the payments are to be made by checks sent to the address of record for the account. Telephone requests are not available if the address on the account has been changed within the prior 15 days.

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Fund shares will be redeemed as necessary to meet the requested withdrawal payments. Shares will be redeemed at the net asset value per share determined on the redemption date, which is normally three business days prior to the payment receipt date requested by the shareholder. The Fund cannot guarantee receipt of a payment on the date requested, however. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending on the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

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Because of the sales charge assessed on Class A share purchases, shareholders should usually not make additional Class A share purchases while participating in an Automatic Withdrawal Plan. A shareholder whose account is subject to a CDSC should usually not establish an automatic withdrawal plan because of the imposition of the CDSC on the withdrawals. If a CDSC does apply to a redemption, the amount of the check or payment will be reduced accordingly. Distributions of capital gains from accounts subject to an Automatic Withdrawal Plan must be reinvested in Fund shares. Dividends on shares held in the account may be paid in cash or reinvested. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

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The shareholder may change the amount, the payment interval, the address to which checks are to be mailed, the designated bank account for AccountLink payments or may terminate a plan at any time by writing to the Transfer Agent. A signature guarantee may be required for certain changes. The requested change will usually be put into effect approximately two weeks after such notification is received. The shareholder may redeem all or any part of the shares in the account by written notice to the Transfer Agent. That notice must be in proper form in accordance with the requirements in the then-current Fund Prospectus.

The Transfer Agent will administer the Automatic Withdrawal Plan as agent for the shareholder(s) who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Any share certificates must be surrendered unendorsed to the Transfer Agent with the plan application to be eligible for automatic withdrawal payments. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

The Transfer Agent will terminate a plan upon its receipt of evidence, satisfactory to it, that the shareholder has died or is legally incapacitated. The Fund may also give directions to the Transfer Agent to terminate a plan. Shares that have not been redeemed at the time a plan is terminated will be held in an account in the name of the shareholder. Share certificates will not be issued for any such shares and all dividends will be reinvested in the account unless and until different instructions are received, in proper form, from the shareholder, his or her executor or guardian, or another authorized person.

The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. By requesting an Automatic Withdrawal Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

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Minimum Account Balance. The minimum account balance is $500.

Minimum Balance Fee. A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a share balance of less than $500. The Minimum Balance Fee is automatically deducted from each such Fund account in September.

Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Minimum Balance Fee. These exceptions are subject to change:

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  A fund account whose shares were acquired after September 30th of the prior year;
  Accounts of shareholders who elect to access their account documents electronically via eDoc Direct (to access account documents electronically via eDocs Direct, please visit our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery (eDocs Direct)" under the heading "I Want To," or call 1.888.470.0862 for instructions);
  A fund account that has only certificated shares and has a balance below $500 and is being escheated;
  Accounts of shareholders that are held by broker-dealers under the NSCC Fund/SERV system in Networking level 1 and 3 accounts;
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  Accounts holding certain Oppenheimer Variable Account Funds;
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  Omnibus accounts holding shares pursuant to the Pinnacle, Ascender, Custom Plus and Pension Alliance Retirement Plan programs;
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  A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted; and
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  Accounts held in the OppenheimerFunds Portfolio Builder Program which is offered through certain broker/dealers to qualifying shareholders.
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Involuntary Redemptions. The Fund's Board has the right to involuntarily redeem shares held in any account with an aggregate net asset value of less than $500. The Board may change the amount of the aggregate net asset value to which this involuntary redemption policy may apply. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations within the last 12-month period. If the Board exercises this right, it may also determine the requirements for any notice to be given to the shareholders (but not less than 30 days). Alternatively, the Board may set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for good faith compliance with those laws.

The Fund reserves the authority to modify the minimum balance policies in its discretion.

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Distributions and Taxes

Dividends and Other Distributions. The Fund does not have a fixed rate for dividends or other distributions ("distributions") and cannot assure the payment of any distributions. The distributions made by the Fund will vary depending on market conditions, the composition of the Fund's portfolio and Fund expenses. The Fund intends to distribute substantially all of its net investment income and net realized capital gains at least annually, and may sometimes pay a special distribution near the end of the calendar year in order to comply with federal tax requirements.

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Returned checks for the proceeds of redemptions are invested in shares of Oppenheimer Money Market Fund. If a dividend check or a check representing an automatic withdrawal payment is returned to the Transfer Agent by the Postal Service as undeliverable, it will be reinvested in shares of the Fund. Reinvestments will be made as promptly as possible after the return of such checks to the Transfer Agent. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

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Taxes. The federal tax treatment of the Fund and distributions to shareholders is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders. The tax discussion in the Prospectus and this SAI is based on tax laws in effect on the date of the Prospectus and SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment may differ from the treatment under the Internal Revenue Code as described below.

Before purchasing Fund shares, investors are urged to consult their tax advisers with reference to their own particular tax circumstances as well as the consequences of federal, state, local and any other jurisdiction's tax rules affecting an investment in the Fund.

Qualification and Taxation as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. As long as the Fund qualifies as a RIC, the Fund may deduct the amount of investment company taxable income and net capital gains that it distributes to its shareholders, thereby eliminating Fund-level corporate income tax that would otherwise be imposed on such income. Qualification as a RIC also allows the Fund, under certain conditions, to characterize the distributions made to its shareholders as composed of specific types of tax-favored income such as corporate dividends, capital gains and tax-exempt interest.

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Even though the Fund expects to continue to qualify as a RIC, to the extent that it distributes less than all of its income, the Fund may still be subject to a corporate income tax and an excise tax. In addition, any investment income received from a foreign source may be subject to foreign withholding taxes, although the rate of any such withholding tax may be reduced under an income tax treaty if the Fund qualifies for the benefits of the treaty. If possible, the Fund will operate so as to qualify for such reduced rates. Any foreign withholding taxes will reduce the Fund's income and capital gain. The Fund may also be subject to corporate income tax and a penalty on distributions or gains if the Fund invests in "passive foreign investment companies" (described below) even if those amounts are distributed to the Fund's shareholders.

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Qualifying as a RIC. To qualify as a RIC, the Fund must be a domestic corporation that is either registered under the Investment Company Act as a management company or unit investment trust or is otherwise described in the Internal Revenue Code as having a specific status under the Investment Company Act. The Fund must also satisfy certain tests with respect to (i) the composition of its gross income, (ii) the composition of its assets and (iii) the amount of its dividend distributions.

     Gross Income Test. To qualify as a RIC, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of securities, gains from the sale or other disposition of securities or foreign currencies, and certain other income derived with respect to its business of investing in such securities or currencies (including, but not limited to, gains from options, futures or forward contracts), and net income derived from interests in certain "qualified publicly traded partnerships."

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     Asset Test. In addition, at the close of each quarter of its taxable year, the Fund must satisfy two asset tests. First, at least 50% of the value of the Fund's assets must consist of U.S. government securities, securities of other RICs, securities of other issuers ("Other Issuers") and cash or cash items (including receivables). The securities of an Other Issuer are not counted towards satisfying the 50% test if the Fund either invests more than 5% of the value of the Fund's assets in the securities of that Other Issuer or holds more than 10% of the outstanding voting securities of that Other Issuer. Second, no more than 25% of the value of the Fund's total assets may be invested in (1) the securities of any one issuer (other than U.S. government securities and the securities of other RICs), (2) the securities of two or more issuers (other than the securities of other RICs) that the Fund controls and that are engaged in the same or similar trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of these tests, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

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     Dividend Distributions Test. During the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, the Fund must distribute at least 90% of its investment company taxable income for the taxable year, which is generally its net investment income and the excess of its net short-term capital gain minus its net long-term capital loss.

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Failure to Qualify. If the Fund failed to qualify as a RIC, it would (unless certain cure provisions apply) then be unable to deduct from its taxable income the dividend distributions made to its shareholders and therefore those amounts would be subject to a Fund-level corporate income tax. In addition, the Fund would not be able to characterize the distributions made to its shareholders as anything other than ordinary corporate distributions. To the extent the Fund had "earnings and profits" (as determined for tax purposes), distributions to its shareholders would be taxable as ordinary dividend income. In the case of individuals, those distributions might qualify for the maximum 15% or 20% tax rate on dividend income and, in the case of corporations, they might qualify for the dividends-received deduction.

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Portfolio Investments Subject to Special Tax Rules. The Fund may engage in transactions and investments that are subject to special tax rules under the Internal Revenue Code. These special tax rules may, among other things, affect the Fund's holding period in its investments, change the character of, or accelerate, the Fund's income, defer or disallow the Fund's deductions and losses, and compel the Fund to report as taxable income mere increases in the value of its assets. For example, the Fund may invest in foreign currencies or securities denominated in foreign currencies. Under certain circumstances losses from foreign securities could be capital losses but gains from foreign currencies are ordinary income. Because capital losses cannot be deducted against ordinary income, this mismatch in character may negatively affect the character and amount of the Fund's distributions. In addition, part of an "interest" payment from a high yield debt obligation may be characterized for tax purposes as a dividend and, therefore, eligible for the dividends-received deduction available to corporations.

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Certain positions in the Fund's portfolio may have to be "marked-to-market" (that is, treated as if they were sold and repurchased on the last day of the Fund's taxable year). Such "deemed sales" under the mark-to-market rules may alter the character, amount and timing of distributions to shareholders by requiring the Fund to make distributions in order to satisfy the RIC dividend distributions test even though the deemed sales generate no cash. The Fund will monitor its transactions, and seek to make appropriate tax elections and appropriate entries in its books and records in order to reduce the effect of the mark-to-market rules while remaining qualified for treatment as a RIC.

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Passive Foreign Investment Companies. If the Fund invests in a "passive foreign investment company" ("PFIC"), then the Fund may be subject to special rules meant to discourage U.S. taxpayers from investing in foreign companies as a way of deferring taxable income. Under those rules, any income from certain PFIC distributions or the sale of PFIC shares is allocated ratably to the current taxable year and to prior taxable years. Income allocated to the current year is treated as part of the year's ordinary income. Income allocated to a prior taxable year is taxed at the highest corporate rate for that year (regardless of the Fund's actual income or tax rate for that prior year). For each prior taxable year, the Fund must pay both the amount of tax so computed and a penalty that is calculated as if the amount of tax was due but unpaid for the prior taxable year. Liability for such taxes and penalties would reduce the investment return of the Fund.

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If a PFIC is willing to provide the Fund with certain necessary reporting information annually (which PFICs frequently do not provide), the Fund may elect to treat a PFIC as a "qualified electing fund" ("QEF") and, in lieu of the tax consequences described above, the Fund would be required to include in each year's income its share of the ordinary earnings and net capital gains of the PFIC, even if they are not distributed to the Fund. Those amounts would be treated as taxable income for purposes of the 90% dividends distributions test mentioned above and the excise tax discussed below.

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Alternatively, if the Fund invests in a PFIC, it may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased such PFIC stock at the end of each year. In that case, the Fund would report any gains as ordinary income and would deduct any losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the U.S. Internal Revenue Service (the "IRS"). By making the election, the Fund might be able to mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year it could be required to recognize income in excess of the distributions it received from the PFIC and the proceeds from dispositions of the PFIC's stock. The amounts so included would be treated as taxable income for purposes of the 90% dividends distributions test and for excise tax purposes (discussed below).

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Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, the Fund must pay an annual, non-deductible excise tax unless, by December 31st each year, it distributes (1) 98% of its taxable investment income earned from January 1 through December 31, (2) 98.2% of its capital gain net income realized in the period from November 1 of the prior year through October 31 of the current year and (3) undistributed amounts from prior years. It is presently anticipated that the Fund will meet these distribution requirements, although to do so the Fund might be required to liquidate portfolio investments in certain circumstances. In some years, the Board and the Manager and/or the Sub-Adviser may determine that it would be in the shareholders' best interests for the Fund to pay the excise tax on undistributed amounts rather than making the required level of distributions. In that event, the tax may reduce shareholder total returns from the Fund.

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Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. The Fund's distributions will be treated as dividends to the extent paid from the Fund's earnings and profits (as determined under the Internal Revenue Code). Distributions in excess of the Fund's earnings and profits will be treated as a return of capital to the extent of each shareholder's basis in his or her shares, and any remaining amounts will be treated as gain from the sale of those shares, as discussed below. Shareholders will be notified if at the end of the fiscal year, any part of an earlier distribution is re-characterized as a non-taxable return of capital. A reduction in the basis of shares could result in a higher taxable capital gain (or lower capital loss) on a subsequent sale or exchange of the shares.

Special Characteristics of Certain Distributions. Different types of Fund earnings may have different federal income tax characteristics, including different types of capital gains and different types of ordinary income. For example, if the Fund invests in stock, a portion of the Fund's ordinary income may be composed of dividends eligible for the dividends-received deduction or that qualify for the special maximum tax rate on "qualified dividend income" as described below. The Fund may also generate foreign tax credits. The Fund will allocate the tax characteristics of its earnings among its distributions as prescribed by the IRS. The percentage of each distribution that corresponds to a particular type of income will generally be based on how much of that income the Fund earns for the taxable year in accordance with the IRS rules, rather than how much of that income the Fund has earned at time of the distribution. Those percentages normally will be determined after the close of the Fund's taxable year. The Fund will provide a statement to shareholders shortly after the end of each year indicating the amount and character of distributions made during the preceding calendar year.

     Distributions Derived from Dividends. If the Fund earns dividend income from U.S. corporations, for the Fund's corporate shareholders to claim the dividends-received deduction against the Fund's distributions, both the Fund and its corporate shareholders must satisfy special provisions of the Internal Revenue Code. If a dividend the Fund receives on a stock held in its portfolio otherwise qualifies for the dividends-received deduction, the Fund still (1) must hold the stock for a minimum number of days during a specified period that includes the stock's ex-dividend date, (2) cannot enter into certain positions that reduce the risk of holding the stock and (3) cannot debt finance the stock. Similarly, distributions of otherwise qualifying dividends will not be eligible for the dividends-received deduction in the hands of a corporate shareholder of the Fund unless the corporate shareholder (1) holds the Fund's shares for at least 46 days during a specified period that includes the portfolio stock's ex-dividend date and (2) does not debt finance its investment in the Fund's shares. To the extent the Fund's distributions are derived from items such as option premiums, interest income, gains from the sale of securities, or dividends from foreign corporations, those distributions will not qualify for the dividends-received deduction.

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If the Fund earns qualified dividend income, as discussed below, special rules may also apply to regular dividends paid to a non-corporate shareholder of the Fund. Provided that the shareholder receiving the dividend satisfies certain holding period and other requirements, those dividends may be subject to tax at the reduced rates generally applicable to long-term capital gains for individuals. Dividends subject to these special rules are not actually treated as capital gains, however. They are not included in the computation of the shareholder's net capital gain and generally cannot be offset by capital losses. For a taxable year of the Fund, (i) if 95% or more of the Fund's gross income is attributable to qualified dividend income (defined below), then the special maximum rate will apply to 100% of the regular dividends paid to the shareholder during such year and (ii) if less than 95% of the Fund's gross income is attributable to qualified dividend income, then the special maximum rate will only apply to the portion of the regular dividends reported by the Fund as qualified dividend income, which generally cannot exceed the ratio that the Fund's qualified dividend income bears to its gross income. Gross income, for these purposes, does not include gains attributable to the sale or other disposition of stocks and securities, except to the extent the net short-term capital gain from such sales and dispositions exceeds the net long-term capital loss from such sales and dispositions.

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"Qualified dividend income" generally means dividends received by the Fund with respect to the stock of a U.S. corporation or qualified foreign corporation. In each case, however, the Fund must hold the stock for a minimum number of days during a specified period that includes the stock's ex-dividend date and cannot enter into certain positions that reduce the risk of holding the stock. Qualified dividend income does not include "payments in lieu of dividends" received in securities lending transactions or dividends received from a real estate investment trust ("REIT") or another RIC, except to the extent such dividends were paid from qualified dividend income received and reported by such REIT or RIC. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends will not be treated as qualified dividend income.

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     Ordinary Income Dividends. Distributions from income earned by the Fund from one or more of the following sources will be treated as ordinary income to the shareholder:

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  certain taxable investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, or its agencies and instrumentalities) or from bonds or other debt obligations;
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  income from loans of portfolio securities;
  income or gains from options or futures;
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  any net short-term capital gain;
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  any market discount accrual on tax-exempt bond; and
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  certain foreign currency gains.
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     Capital Gain Distributions. The Fund may either retain or distribute to shareholders its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Currently, the Fund intends to distribute these gains. Distributed net capital gain that is properly reported will be taxable to the Fund's shareholders as long-term capital gain. The amount of distributions reported as net capital gain will be reported to shareholders shortly after the end of each year. Such treatment will apply no matter how long the shareholder has held Fund shares and even if the gain was recognized by the Fund before the shareholder acquired Fund shares.

If the Fund elects to retain all or a portion of its net capital gain for a taxable year, the Fund will be subject to tax on such gain at the highest corporate tax rate. If the Fund so elects, each shareholder of record on the last day of such taxable year will be informed of his or her portion of both the gain and the tax paid, will be required to report the gain as long-term capital gain, will be able to claim the tax paid as a refundable credit, and will increase the basis of his or her shares by the amount of the capital gain reported minus the tax credit.

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     3.8% Medicare Tax. For taxable years beginning after December 31, 2012, an additional 3.8% tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount.

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     Foreign Source Income. Investment income that the Fund may receive from sources within foreign countries may be subject to foreign taxes withheld at the source. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign income and withholding taxes it pays as having been paid by its shareholders for U.S. federal income tax purposes, as long as the Fund continues to qualify as a RIC. If the Fund makes that election, the amount of foreign income taxes paid by the Fund will be included in the income of its shareholders and each shareholder will be entitled (subject to certain limitations) to either credit the amount against the shareholder's U.S. federal income tax due, or deduct the amount from his or her U.S. taxable income. If the Fund has investments in foreign securities, the Fund may qualify for and make this election in some, but not necessarily all, of its taxable years.

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Shortly after any year for which it makes such an election, the Fund will report to its shareholders the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount that will be available for deduction or credit. In general, a shareholder may elect each year whether to claim deductions or credits for foreign taxes. However, no deductions for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions. If a shareholder elects to credit foreign taxes, the amount of credit that may be claimed in any year can not exceed the same proportion of the U.S. tax against which such credit is taken as the shareholder's taxable income from foreign sources bears to his or her entire taxable income, unless the shareholder is an individual all of whose gross income from non-U.S. sources is qualified passive income and whose creditable foreign taxes for the taxable year do not exceed $300 ($600 for a joint return).

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As a general rule, if the Fund has made the appropriate election, a shareholder may treat as foreign source income the portion of any dividend paid by the Fund which represents income derived from sources within foreign countries, as well as the shareholder's proportionate share of the taxes paid to those countries. Capital gains realized by the Fund on the sale of foreign securities and other foreign currency gains of the Fund are considered to be U.S.-source income and, therefore, any portion of the tax credit passed through to shareholders that is attributable to such gains or distributions might not be usable by a shareholder who does not have other foreign source income.

Tax Consequences of Share Redemptions. If all or a portion of a shareholder's investment in the Fund is redeemed, the shareholder will generally recognize a gain or loss on the redeemed shares equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. In general, any gain or loss from the redemption of shares of the Fund will be considered capital gain or loss if the shares were held as a capital asset and will be long-term capital gain or loss if the shares were held for more than one year. Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares. There are limits on the deductibility of capital losses in any year.

All or a portion of any loss on redeemed shares may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption (including purchases through the reinvestment of dividends). In that case, the basis of the acquired shares will be adjusted to reflect the disallowed loss.

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Backup Withholding. The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders after the end of each calendar year with a copy sent to the IRS. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder's federal income tax liability, provided the required information is timely provided to the IRS.

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Taxation of Foreign Shareholders. Under the Internal Revenue Code, taxation of a foreign shareholder depends primarily on whether the foreign shareholder's income from the Fund is effectively connected with the conduct of a U.S. trade or business. A "foreign shareholder" includes, but is not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership.

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If a foreign shareholder fails to provide a properly completed and signed Certificate of Foreign Status, the Fund will be required to withhold U.S. tax on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares. Provided the Fund obtains a proper certification of foreign status, ordinary income dividends that are paid by the Fund to foreign shareholders and that are not "effectively connected income," will be subject to a U.S. withholding tax. The tax rate may be reduced if the foreign person's country of residence has an income tax treaty with the United States allowing for a reduced tax rate on ordinary income dividends paid by the Fund. If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign shareholder may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. Any tax withheld by the Fund is remitted to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in the early part of each year with a copy sent to the IRS. Capital gain dividends are not subject to U.S. withholding tax unless the recipient is a nonresident alien who is present in the United States for 183 days or more during the taxable year in which the dividends are received. A foreign individual who is present in the United States for 183 days or more generally loses his or her status as a nonresident alien.

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For taxable years of the Fund beginning before 2014, properly reported dividends will generally be exempt from U.S. federal withholding tax on foreign persons provided such dividends (i) are derived from the Fund's "qualified net interest income" (generally, the Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is a 10% or greater shareholder, reduced by expenses that are allocable to such income) or (ii) are derived from the Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's net long-term capital loss for such taxable year). In order to qualify for this exemption from withholding, a shareholder that is a foreign person must comply with applicable certification requirements relating to its non-U.S. status. However, depending on its circumstances, the Fund may report some, all, or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding on foreign persons. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Shareholders that are foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

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The tax consequences to foreign persons entitled to claim the benefits of an applicable income tax treaty may be different from those described in this SAI. Foreign shareholders are urged to consult their tax advisers with respect to the particular tax consequences of an investment in the Fund, including the applicability of the U.S. withholding taxes described above and the possible applicability of U.S. estate tax.

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Under legislation known as "FATCA" (the Foreign Account Tax Compliance Act), ordinary dividends the Fund pays after June 30, 2014, and the gross proceeds of share redemptions and certain capital gains dividends it pays after December 31, 2016, to "foreign financial institutions" and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid IRS Form W-9 or W-8, respectively. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this new legislation to them.

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Additional information reporting requirements apply to individuals that hold any interest in a "specified foreign financial asset" if the aggregate value of all such assets held by such individual exceeds $50,000. Significant penalties can apply upon a failure to make the required disclosure and in respect to understatements of tax attributable to undisclosed foreign financial assets. The scope of this reporting requirement is not entirely clear and all shareholders should consult their own tax advisors as to whether reporting may be required in respect of their indirect interests in the Fund's investments.

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Tax Shelter and Other Reporting Requirements. If a shareholder realizes a loss on the disposition of Fund shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years (for an individual shareholder); or at least $10 million in any single taxable year or $20 million in any combination of taxable years (for a corporate shareholder), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Shareholders should consult their tax advisers to determine the applicability of this requirement in light of their individual circumstances. Some states may similarly require such transactions to be reported separately with the appropriate state taxing authorities.

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Additional Information About the Fund

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The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Sub-Adviser that acts as the Fund's Distributor. The Distributor also distributes shares of the other Oppenheimer funds.

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The Transfer Agent. OFI Global Asset Management, Inc. is the Fund's Transfer Agent and Shareholder Services, Inc. doing business as OppenheimerFunds Services, is the Fund's Sub-Transfer Agent. OppenheimerFunds Services is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to OppenheimerFunds Services at the address and toll-free numbers shown on the back cover.

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The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $250,000 are not protected by the Federal Deposit Insurance Corporation ("FDIC").

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Independent Registered Public Accounting Firm.   KPMG LLP serves as the independent registered public accounting firm for the Fund. KPMG LLP audits the Fund's financial statements and performs other related audit and tax services.  KPMG LLP also acts as the independent registered public accounting firm for the Manager, the Sub-Adviser and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

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Appendix A

OppenheimerFunds Special Sales Charge Arrangements and Waivers

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In certain cases, the initial sales charge that applies to purchases of Class A shares of the Oppenheimer funds or the contingent deferred sales charge ("CDSC") that may apply to Class A, Class B, Class C or Class N shares may be waived. That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all Oppenheimer funds have all of the share classes described and not all waivers apply to all Oppenheimer funds.

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For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

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  plans created or qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
  non-qualified deferred compensation plans,
  "Grouped Plans," as defined in the section "Class N Share Availability" in this SAI,
  403(b)(7) custodial plan accounts, and
   Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans
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The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, OFI Global Asset Management, Inc., and/or OppenheimerFunds, Inc. (OFI Global Asset Management, Inc. and OppenheimerFunds, Inc. are together referred to in this appendix as the "Manager").

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Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).  Class A shares acquired by conversion from another share class are not considered a "purchase" for any purpose.

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There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A CDSC if redeemed within 18 months (24 months in the case of shares of Oppenheimer Rochester National Municipals and Rochester Fund Municipals shares purchased prior to 10/22/07), as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A CDSC, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."1 This waiver provision applies to:

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  Purchases of Class A shares aggregating $1 million or more ($250,000 or more for certain Funds).
  Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
  Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
  Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments"). The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
  The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date of the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II. Waivers of Class A Sales Charges of Oppenheimer Funds

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):

  The Manager or its affiliates.
  Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents in law, brothers and sisters, sons  and daughters in law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
  Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
  Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
  Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
  Dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
  Investment advisers and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
  "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
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  Clients of investment advisers or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements. Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
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  Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
  Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
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  An account that is currently purchasing shares acquired by reinvestment of dividends from a unit investment trust that previously had an arrangement with the Distributor.
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  Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
  Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
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  Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.2
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  Purchases of Class A shares by former shareholders of Atlas Strategic Income Fund in any Oppenheimer fund into which shareholders of Oppenheimer Global Strategic Income Fund may exchange.2
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  Purchases of Class A shares by former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan in any Oppenheimer fund into which shareholders of Oppenheimer Equity Fund may exchange.2
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  Purchases of Class A shares within retirement plans that were converted to Class A shares on July 1, 2011.2
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B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in Certain Transactions.

      1. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

  Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
  Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
  Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.
  Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
  Shares purchased in amounts of less than $5.

      2. Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):

  Retirement Plans that have $5 million or more in plan assets.
  Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A CDSC is also waived if shares that would otherwise be subject to the CDSC are redeemed in the following cases:

  To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
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  Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to the applicable fund Prospectus).
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  For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
  To return excess contributions.
  To return contributions made due to a mistake of fact.
  Hardship withdrawals, as defined in the plan.3
  Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
  To meet the minimum distribution requirements of the Internal Revenue Code.
  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
  For loans to participants or beneficiaries.
  Separation from service.4
  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
  Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
  For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
  For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
  At the sole discretion of the Distributor, the CDSC may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

The Class B, Class C and Class N CDSCs will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below. Class C or Class N shares acquired by conversion from another share class are not considered a "purchase" for any purpose.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N CDSCs will be waived for redemptions of shares in the following cases:

  Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
  Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
  The CDSCs are generally not waived following the death or disability of a grantor or trustee for a trust account. The CDSCs will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the Internal Revenue Code).
  Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
  At the sole discretion of the Distributor, the CDSC may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.
  Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
  Redemptions by OppenheimerFunds Single K plans of Class B shares purchased after June 30, 2008.
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  Redemptions of Class C shares of an Oppenheimer fund, requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
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  Distributions5 from Retirement Plans or other employee benefit plans for any of the following purposes:
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  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
  To return excess contributions made to a participant's account.
  To return contributions made due to a mistake of fact.
  To make hardship withdrawals, as defined in the plan.3
  To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
  To meet the minimum distribution requirements of the Internal Revenue Code.
  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
  For loans to participants or beneficiaries.6
  On account of the participant's separation from service.7
  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
  Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
  For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59½, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
  Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.
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B. Waivers for Shares Sold or Issued in Certain Transactions.

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The CDSC is also waived on Class B, Class C and Class N shares sold or issued in the following cases:

  Shares sold to the Manager or its affiliates.
  Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
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  Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
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  Shares issued in plans of reorganization to which the Fund is a party.
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Footnotes to Appendix A:

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1. However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
2. The availability of this Class A shares sales charge waiver may depend upon the policies, procedures and trading platforms of your financial intermediary; consult your financial adviser.
3. This provision does not apply to IRAs.
4.This provision only applies to qualified retirement plans and 403(b)(7) custodial plans after your separation from service in or after the year you reached age 55.
5. The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
6. This provision does not apply to loans from 403(b)(7) custodial plans or from OppenheimerFunds Single K plans.
7. This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

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Appendix B

Ratings Definitions

Below are summaries of the rating definitions used by the nationally recognized statistical rating organizations ("NRSROs") listed below. Those ratings represent the opinion of the NRSRO as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the NRSROs.

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Moody's Investors Service, Inc. ("Moody's")

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LONG-TERM OBLIGATION RATINGS

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Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

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Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

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Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

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A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

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Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

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Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

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B: Obligations rated B are considered speculative and are subject to high credit risk.

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Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

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Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

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C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

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Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a "(hyb)" indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

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* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

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SHORT-TERM OBLIGATION RATINGS FOR TAXABLE DEBT AND U.S. MUNICIPAL TAX-EXEMPT COMMERCIAL PAPER

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Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

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P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

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P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

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P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

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NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

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U.S. MUNICIPAL SHORT-TERM DEBT AND DEMAND OBLIGATION RATINGS

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Short-Term Obligation Ratings

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The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.

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MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

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Demand Obligation Ratings

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In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale.

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VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

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Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The McGraw-Hill Companies, Inc.

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ISSUE CREDIT RATINGS

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A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

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Issue credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

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  Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
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  Nature of and provisions of the obligation;
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  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
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Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

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LONG-TERM ISSUE CREDIT RATINGS

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AAA: An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

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AA: An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

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A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

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BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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BB; B; CCC; CC; and C: Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

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BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

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B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

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CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

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CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment.

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C: A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

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D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within five business days, irrespective of any grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

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NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

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Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

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SHORT-TERM ISSUE CREDIT RATINGS

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

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A-1: A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

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A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

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A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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B: A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

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C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

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D: A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

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MUNICIPAL SHORT-TERM NOTE RATINGS

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A Standard & Poor's U.S. municipal note rating reflects Standard & Poor's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

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  Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
  Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
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SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

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SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

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ISSUER CREDIT RATINGS

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A Standard & Poor's issuer credit rating is a forward-looking opinion about an obligor's overall creditworthiness in order to pay its financial obligations. This opinion focuses on the obligor's capacity and willingness to meet its financial commitments as they come due. It does not apply to any specific financial obligation, as it does not take into account the nature of and provisions of the obligation, its standing in bankruptcy or liquidation, statutory preferences, or the legality and enforceability of the obligation.

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LONG-TERM ISSUER CREDIT RATINGS

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AAA: An obligor rated 'AAA' has extremely strong capacity to meet its financial commitments. 'AAA' is the highest issuer credit rating assigned by Standard & Poor's.

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AA: An obligor rated 'AA' has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

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A: An obligor rated 'A' has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

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BBB: An obligor rated 'BBB' has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

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BB; B; CCC; and CC: Obligors rated 'BB', 'B', 'CCC', and 'CC' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'CC' the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

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BB: An obligor rated 'BB' is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments.

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B: An obligor rated 'B' is more vulnerable than the obligors rated 'BB', but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments.

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CCC: An obligor rated 'CCC' is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

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CC: An obligor rated 'CC' is currently highly vulnerable.

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R: An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

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SD and D: An obligor rated 'SD' (selective default) or 'D' is in payment default on one or more of its financial obligations (rated or unrated) unless Standard & Poor's believes that such payments will be made within five business days, irrespective of any grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on a financial obligation are jeopardized. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A selective default includes the completion of a distressed exchange offer, whereby one or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

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NR: An issuer designated 'NR' is not rated.

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Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

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SHORT-TERM ISSUER CREDIT RATINGS

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A-1: An obligor rated 'A-1' has strong capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely strong.

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A-2: An obligor rated 'A-2' has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

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A-3: An obligor rated 'A-3' has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

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B: An obligor rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

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C: An obligor rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

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R: An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

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SD and D: An obligor rated 'SD' (selective default) or 'D' has failed to pay one or more of its financial obligations (rated or unrated) when it came due, unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

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NR: An issuer designated 'NR' is not rated.

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Fitch, Inc.

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International credit ratings relate to either foreign currency or local currency commitments and, in both cases, assess the capacity to meet these commitments using a globally applicable scale. As such, both foreign currency and local currency international ratings are internationally comparable assessments. The local currency international rating measures the likelihood of repayment in the currency of the jurisdiction in which the issuer is domiciled and hence does not take account of the possibility that it will not be possible to convert local currency into foreign currency, or make transfers between sovereign jurisdictions (transfer and convertibility risk). Foreign currency ratings additionally consider the profile of the issuer or note after taking into account transfer and convertibility risk. Where the rating is not explicitly described in the relevant rating action commentary as local or foreign currency, the reader should assume that the rating is a "foreign currency" rating (i.e. the rating is applicable for all convertible currencies of obligation).

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INTERNATIONAL LONG-TERM ISSUER RATINGS

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AAA: Highest credit quality. 'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

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AA: Very high credit quality. 'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

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A: High credit quality. 'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

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BBB: Good credit quality. 'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

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BB: Speculative. 'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

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B: Highly speculative. 'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

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CCC: Substantial credit risk. Default is a real possibility.

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CC: Very high levels of credit risk. Default of some kind appears probable.

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C: Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a 'C' category rating for an issuer include:

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a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
c. Fitch Ratings otherwise believes a condition of 'RD' or 'D' to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

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RD: Restricted default. 'RD' ratings indicate an issuer that in Fitch Ratings' opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

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a. the selective payment default on a specific class or currency of debt;
b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
d. execution of a distressed debt exchange on one or more material financial obligations.

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D: Default. 'D' ratings indicate an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business. Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange. "Imminent" default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future. In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.

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Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-Term category, or to Long-Term categories below 'B'.

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INTERNATIONAL SHORT-TERM ISSUER AND ISSUE CREDIT RATINGS

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A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

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F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

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F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

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F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

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B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

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C: High short-term default risk. Default is a real possibility.

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RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

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D: Default Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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DBRS

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LONG-TERM OBLIGATIONS

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The DBRS® long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligations has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories "(high)" and "(low)". The absence of either a "(high)" or "(low)" designation indicates the rating is in the middle of the category.

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AAA: Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

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AA: Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

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A: Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.

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BBB: Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

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BB: Speculative, non investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

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B: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

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CCC/CC/C: Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.

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D: A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

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COMMERCIAL PAPER AND SHORT-TERM DEBT

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The DBRS® short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the subcategories "(high)," "(middle)," and "(low)."

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R-1 (high): Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

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R-1 (middle): Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

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R-1 (low): Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favourable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

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R-2 (high): Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

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R-2 (middle): Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.


R-2 (low): Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.

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R-3: Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

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R-4: Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

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R-5: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

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D: A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

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Kroll Bond Rating Agency ("KBRA")

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Kroll Bond Rating Agency (KBRA) assigns credit ratings to issuers and their obligations using the same rating scale. In either case, KBRA's credit ratings are intended to reflect both the probability of default and severity of loss in the event of default, with greater emphasis on probability of default at higher rating categories. For obligations, the determination of expected loss severity is, among other things, a function of the seniority of the claim. Generally speaking, issuer-level ratings assume a loss severity consistent with a senior unsecured claim. KBRA appends an (sf) indicator to ratings assigned to structured finance obligations.

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LONG-TERM CREDIT RATINGS

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AAA Determined to have almost no risk of loss due to credit-related events. Assigned only to the very highest quality obligors and obligations able to survive extremely challenging economic events.

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AA Determined to have minimal risk of loss due to credit-related events. Such obligors and obligations are deemed very high quality.

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A Determined to be of high quality with a small risk of loss due to credit-related events. Issuers and obligations in this category are expected to weather difficult times with low credit losses.

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BBB Determined to be of medium quality with some risk of loss due to credit-related events. Such issuers and obligations may experience credit losses during stress environments.


BB Determined to be of low quality with moderate risk of loss due to credit-related events. Such issuers and obligations have fundamental weaknesses that create moderate credit risk.

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B Determined to be of very low quality with high risk of loss due to credit-related events. These issuers and obligations contain many fundamental shortcomings that create significant credit risk.

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CCC Determined to be at substantial risk of loss due to credit-related events, or currently in default with high recovery expectations.


CC Determined to be near default or in default with average recovery expectations.

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C Determined to be near default or in default with low recovery expectations.

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D In default.

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KBRA may append - or + modifiers to ratings in categories AA through CCC to indicate, respectively, upper and lower risk levels within the broader category.

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SHORT-TERM CREDIT RATINGS

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K1 Very strong ability to meet short-term obligations.

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K2 Strong ability to meet short-term obligations.

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K3 Adequate ability to meet short-term obligations.


B Questionable ability to meet short-term obligations.


C Little ability to meet short-term obligations.

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D In default on short-term obligations.

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KBRA may append a + modifier to ratings in the K1 category to indicate exceptional ability to meet short-term obligations.

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Financial Statements

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The Fund's audited Financial Statements, included in the Fund's Annual Report dated July 31, 2013, including the notes thereto and the report of KPMG LLP thereon, are incorporated by reference into this Statement of Additional Information.

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

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Oppenheimer Ultra-Short Duration Fund

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Website
 www.oppenheimerfunds.com

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Investment Adviser and Sub-Adviser
OFI Global Asset Management, Inc. and OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

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Distributor
OppenheimerFunds Distributor, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

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Transfer Agent and Sub-Transfer Agent
OFI Global Asset Management, Inc. and
Shareholder Services Inc. doing business as OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.CALL OPP (225.5677)

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Custodian Bank
Citibank, N.A.
111 Wall Street
New York, New York 10005

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Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

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Counsel to the Funds & Independent Trustees
 K&L Gates LLP
70 West Madison Street, Suite 3100
Chicago, Illinois 60602

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PX1740.001.1113
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Oppenheimer Ultra-short duration fund

FORM N-1A

PART C

OTHER INFORMATION

Item 28. - Exhibits

(a) Agreement and Declaration of Trust dated 8/15/12: Previously filed with Registrant’s Post-Effective Amendment No.4, (8/21/12), and incorporated herein by reference.

(b) By-Laws dated 8/15/12: Previously filed with Registrant’s Post-Effective Amendment No.4, (8/21/12), and incorporated herein by reference.

(c) (i) Article V of the Agreement and Declaration of Trust: Previously filed with Registrant’s Post-Effective Amendment No.4, (8/21/12), and incorporated herein by reference.

(ii) Article II of the By-Laws: Previously filed with Registrant’s Post-Effective Amendment No.4 (8/21/12), and incorporated herein by reference.

(d) (i) Restated Investment Advisory Agreement dated 1/1/13: Filed herewith.

(ii) Investment SubAdvisory Agreement dated 1/1/13: Filed herewith.

(e) (i) Form of General Distributor's Agreement: Previously filed with Registrant’s Pre-Effective Amendment No.1, (3/15/11), and incorporated herein by reference.

(ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously

filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(v) Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

(vi) Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(f) Form of Oppenheimer Funds Compensation Deferral Plan, As Amended and Restated Effective 1/1/08: Previously filed with Post-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Portfolio Series Fixed Income Active Allocation Fund (Reg. No. 333-146105), (5/29/09), and incorporated herein by reference.

(g) (i) Global Custodial Services Agreement dated 5/3/01 as amended from time to time: Previously filed with Post-Effective Amendment No. 33 to the Registration Statement of Centennial Money Market Trust (Reg. No. 2-65245), (10/25/01), and incorporatedherein by reference.

(ii) Amendment dated 3/7/11 to the Global Custodial Services Agreement: Previously filed with Post-Effective Amendment No. 28 to the Registration Statement of Rochester Portfolio Series (Reg. 33-41511), (3/29/11), and incorporated herein by reference.

(iii) Amended and Restated Foreign Custody Manager Agreement dated 5/31/01, as amended 7/15/03: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer International Large-Cap Core Trust (Reg. No. 333-106014), (8/5/03), and incorporated herein by reference.

(h) Not applicable.

(i) Opinion and Consent of Counsel dated 8/21/12: Previously filed with Registrant’s Post-Effective Amendment No.4, (8/21/12), and incorporated herein by reference.

(j) Independent Registered Public Accounting Firm’s Consent: Filed herewith.

(k) Not applicable.

(l) Investment Letter from OppenheimerFunds, Inc. to Registrant dated 3/8/11: Previously filed with Registrant’s Pre-Effective Amendment No.1, (3/15/11), and incorporated herein by reference.

(m) Service Plan and Agreement for Class A shares dated 2/23/11: Previously filed with Registrant’s Pre-Effective Amendment No.1, (3/15/11), and incorporated herein by reference.

(n) Oppenheimer Funds Amended and Restated Plan Pursuant to Rule 18f-3: Previously filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer SteelPath MLP Funds Trust (Reg. No. 333-163614), (6/27/13), and incorporated herein by reference.

(o) Power of Attorney dated 2/26/13 for all Trustees and Officers: Previously filed with Post-Effective Amendment No. 58 to the Registration Statement of Oppenheimer Integrity Funds (Reg. No. 2-76547), (3/27/13), and incorporated herein by reference.

(p) Code of Ethics of the Oppenheimer Funds, OFI Global Asset Management, Inc. OFI SteelPath, Inc., OppenheimerFunds, Inc. (including certain other affiliates and subsidiaries) and OppenheimerFunds Distributor, Inc., dated as of 6/3/13, under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer SteelPath MLP Funds Trust (Reg. No. 333-163614), (6/27/13), and incorporated herein by reference.

Item 29. - Persons Controlled by or Under Common Control with the Fund

None.

Item 30. - Indemnification

Reference is made to the provisions of Article VII of Registrant's Agreement and Declaration of Trust filed as Exhibit 28(a) to the Registration Statement, and incorporated herein by reference.

Insofar as indemnification for certain liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31. - Business and Other Connections of the Investment Adviser

(a)	OFI Global Asset Management, Inc. (the “Manager”) is the manager of the Registrant. The information required by this Item 31 about officers and directors of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-76771).

(b)	OppenheimerFunds, Inc. (the “Sub-Adviser”) provides advisory services to the Registrant. The information required by this Item 31 about officers and directors of the Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Sub-Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8253).

Item 32. Principal Underwriter

(a)	OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the registered open-end investment companies listed below (except Panorama Series Fund) and for MassMutual Institutional Funds.

Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Corporate Bond Fund
Oppenheimer Currency Opportunities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Diversified Alternatives Fund
Oppenheimer Discovery Fund
Oppenheimer Discovery Mid Cap Growth Fund
Oppenheimer Emerging Markets Debt Fund
Oppenheimer Equity Fund
Oppenheimer Equity Income Fund
Oppenheimer Global Fund
Oppenheimer Global High Yield Fund
Oppenheimer Global Multi Strategies Fund
Oppenheimer Global Real Estate Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Strategic Income Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited-Term Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds)
Oppenheimer Main Street Select Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Main Street Small- & Mid-Cap Fund
Oppenheimer Master Event-Linked Bond Fund, LLC
Oppenheimer Master Loan Fund, LLC
Oppenheimer Master Inflation Protected Securities Fund, LLC
Oppenheimer Master International Value Fund, LLC
Oppenheimer SteelPath MLP Funds Trust (4 series):
Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer SteelPath MLP Income Fund
Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer Money Market Fund
Oppenheimer Multi-State Municipal Trust (3 series):
Oppenheimer Rochester High Yield Municipal Fund
Oppenheimer Rochester New Jersey Municipal Fund
Oppenheimer Rochester Pennsylvania Municipal Fund
Oppenheimer Portfolio Series (4 series):
Active Allocation Fund
Equity Investor Fund
Conservative Investor Fund
Moderate Investor Fund
Oppenheimer Quest For Value Funds (3 series):
Oppenheimer Global Allocation Fund
Oppenheimer Flexible Strategies Fund
Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund
Oppenheimer Rochester AMT-Free Municipal Fund
Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester California Municipal Fund
Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Rochester Fund Municipals
Oppenheimer Rochester Limited Term California Municipal Fund
Oppenheimer Rochester Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Rochester Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Senior Floating Rate Plus Fund Oppenheimer Ultra-Short Duration Fund
Oppenheimer Value Fund (a series of Oppenheimer Series Fund)

Oppenheimer Variable Account Funds (11 series):
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Capital Income Fund/VA
Oppenheimer Core Bond Fund/VA
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Diversified Alternatives Fund/VA
Oppenheimer Equity Income Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Main Street Fund/VA
Oppenheimer Main Street Small Cap Fund/VA
Oppenheimer Money Fund/VA
Oppenheimer International Growth Fund/VA (a series of Panorama Series Fund)

(b)	The directors and officers of the Registrant’s principal underwriter are:

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Timothy Abbuhl(2)	Treasurer	None
Anthony Allocco(2)	Assistant Vice President	None
Nicole Andersen(2)	Assistant Vice President	None
Chuck Anderson(1)	Assistant Vice President	None
Janette Aprilante(2)	Secretary	None
Rupa Athreya(2)	Senior Vice President	None
James Austin(1)	Vice President	None
Latoya Baker(2)	Assistant Vice President	None
David J. Barker(2)	Vice President	None
James Barker(2)	Vice President	None
Cesar Bastidas(2)	Assistant Vice President	None
Kathleen Beichert(1)	Senior Vice President	None
Rocco Benedetto(2)	Vice President	None
Emanuele S. Bergagnini(2)	Vice President	None
Christopher Bergeron(2)	Vice President	None
Rick Bettridge(2)	Vice President	None
Rhea M. Berglund(1)	Vice President	None
Kamal Bhatia(2)	Senior Vice President	None
Adam Bilmes(2)	Assistant Vice President	None
Paul Blease(2)	Vice President	None
Carolyn Boccaccio(2)	Vice President	None
William Borders(2)	Assistant Vice President	None
David A. Borrelli(2)	Senior Vice President	None
Jeffrey R. Botwinick(2)	Vice President	None
Sarah Bourgraf(1)	Vice President	None
Joshua Broad(2)	Vice President	None
Ken Brodsky(2)	Vice President	None
Kevin E. Brosmith(2)	Senior Vice President	None
Greg Brown(2)	Vice President	None
Jack E. Brown(1)	Vice President	None
Tracy Cairoli(2)	Assistant Vice President	None
Clare Cambria(2)	Assistant Vice President	None
Mersin Capollari	Vice President	None
Tara Carbonneau(1)	Assistant Vice President	None
Sean Carey(2)	Assistant Vice President	None
Robert Caruso(2)	Vice President	None
Donelle Chisolm(2)	Vice President	None
Bhishek R. Choksey	Assistant Vice President	None
Andrew Chonofsky(2)	Vice President	None
Angelanto Ciaglia(2)	Vice President	None
Nicholas Cirbo(1)	Vice President	None
Kevin Clark(2)	Assistant Vice President	None
John Clark(2)	Vice President	None
John Corcoran(2)	Vice President	None
Craig Colby(2)	Vice President	None
Gerald James Concepcion(2)	Vice President	None
Cameron Cowden(2)	Vice President	None
Neev Crane(2)	Vice President	None
Geoffrey Crumine(2)	Senior Vice President	None
Scott Curran(2)	Vice President	None
Michael Daley(2)	Vice President	None
Brendan J. Deasy(2)	Vice President	None
Madeline T. Delianides(2)	Vice President	None
Michael Dennehy(2)	Vice President	None
Jeffrey Dickin(2)	Vice President	None
Brian Dietrich(1)	Assistant Vice President	None
Carmela DiMeo(2)	Vice President	None
Steven Dombrower(2)	Vice President	None
Robert Duffey(2)	Vice President	None
Ryan Duffy(2)	Vice President	None
Robert Dunphy(2)	Vice President	None
Paul Eisenhardt(2)	Senior Vice President	None
Kent M. Elwell(2)	Vice President	None
Rick Emzen(2)	Vice President	None
Dana Espinel(2)	Assistant Vice President	None
Gregg A. Everett(2)	Vice President	None
George R. Fahey(1)	Senior Vice President	None
Eric C. Fallon(2)	Vice President	None
Kristie Feinberg(2)	Assistant Treasurer	None
Kristin Fenik(1)	Vice President	None
Josean Fernandez(2)	Assistant Vice President	None
Joseph Fernandez(2)	Vice President	None
Christopher Ferrara(2)	Assistant Vice President	None
Michael Ferrer(2)	Vice President	None
Mark J. Ferro(2)	Senior Vice President	None
Nicole Filingeri(2)	Vice President	None
Eric P. Fishel(2)	Vice President	None
Patrick W. Flynn(1)	Senior Vice President	None
John Fortuna(2)	Vice President	None
Jayme Fowler(2)	Vice President	None
Valeri Fox(2)	Assistant Vice President	None
Jerry Fraustro(2)	Vice President	None
William Friebel(2)	Vice President	None
Alice Fricke(2)	Vice President	None
Alyson Frost(2)	Assistant Vice President	None
Josh Fudge(1)	Assistant Vice President	None
Arthur S. Gabinet(2)	Chief Legal Officer	Secretary and Chief Legal Officer
William Gahagan(2)	Vice President	None
Hazem Gamal(2)	Vice President	None
Charlotte Gardner(1)	Vice President	None
Nancy Girondo	Assistant Vice President	None
Jill E. Glazerman(2)	Senior Vice President	None
Jack Goldin(2)	Vice President	None
Michael Gottesman(2)	Vice President	None
Raquel Granahan(2)	Senior Vice President	None
Eric Grossjung(2)	Vice President	None
Ellen Gutierrez(2)	Assistant Vice President	None
Michael D. Guman(2)	Vice President	None
James E. Gunter(2)	Vice President	None
LeaAnna Hartman(1)	Vice President	None
Alexander Hayes(2)	Vice President	None
John Hauryluke(2)	Assistant Vice President	None
Kevin J. Healy(2)	Vice President	None
Lori M. Heinel(2)	Senior Vice President	None
David Van Hellemont(2)	Assistant Vice President	None
Kenneth Henry(2)	Vice President	None
Philipp Hensler(2)	Chairman, Chief Executive Officer & Director	None
Wendy Hetson Ehrlich(2)	Vice President	None
Jennifer Hoelscher(1)	Assistant Vice President	None
Eric Holquist(2)	Vice President	None
Lucienne Howell(2)	Vice President	None
Edward Hrybenko(2)	Senior Vice President	None
Jason Hubersberger(2)	Vice President	None
Brian F. Husch(2)	Vice President	None
Keith Hylind(2)	Vice President	None
Vincent Iacono(2)	Vice President	None
Kathleen T. Ives(1)	Assistant Secretary	None
Shonda Rae Jaquez(2)	Vice President	None
Allyson Jarecky(2)	Vice President	None
Robin Jennings(2)	Assistant Vice President	None
Brian Johnson(1)	Vice President	None
Eric K. Johnson(1)	Senior Vice President	None
Diane Johnston(2)	Vice President	None
Sarah Joyce(2)	Assistant Vice President	None
Erica Kelley(1)	Assistant Vice President	None
Sean Keller(2)	Vice President	None
Scott Kelley(1)	Vice President	None
Andrew Kehnast(1)	Vice President	None
Richard Keri (2)	Senior Vice President	None
Brian Kiley(2)	Vice President	None
Robert K. Kinsey(2)	Vice President	None
Richard Klein(2)	Senior Vice President	None
Eric Kristenson(2)	Vice President	None
Lamar Kunes(2)	Vice President	None
David T. Kuzia(1)	Vice President	None
Lisa Lamentino(2)	Vice President	None
John Laudadio(2)	Vice President	None
Daniel Lee(2)	Assistant Vice President	None
Wendy Lee(2)	Vice President	None
John Leonard(2)	Vice President	None
Brian Levitt(2)	Vice President	None
Jesse Levitt(2)	Vice President	None
Julie Libby(2)	Senior Vice President	None
Eric J. Liberman(2)	Vice President	None
Lorna Lindquist(2)	Vice President	None
Malissa Lischin(2)	Vice President	None
Christina Loftus(2)	Senior Vice President	None
Thomas Loncar(2)	Vice President	None
Peter Maddox(2)	Vice President	None
Michael Malik(2)	Vice President	None
Joseph Marich(2)	Vice President	None
Steven C. Manns(2)	Vice President	None
Todd A. Marion(2)	Vice President	None
Anthony Mazzariello(2)	Vice President	None
Derren McDaniel(1)	Vice President	None
John C. McDonough(2)	President	None
Matthew McGee(1)	Vice President	None
Brian McGinty(1)	Vice President	None
Kent C. McGowan(2)	Vice President	None
William McNamara(2)	Vice President	None
Daniel Melehan(2)	Vice President	None
Brian F. Medina(1)	Vice President	None
Debbie S. Michaelson	Vice President	None
Toller Miller(1)	Vice President	None
Peter Mintzberg(2)	Senior Vice President	None
Clint Modler(1)	Vice President	None
Joseph Moran(2)	Senior Vice President	None
Robert Moser(2)	Vice President	None
James Mugno(2)	Vice President	None
Matthew Mulcahy(2)	Vice President	None
Wendy Jean Murray(2)	Vice President	None
Kimberly Mustin(2)	Senior Vice President	None
Keith Myers(1)	Assistant Vice President	None
John S. Napier(2)	Senior Vice President	None
Christina Nasta(2)	Senior Vice President	Chief Business Officer and Vice President
Kevin P. Neznek(2)	Senior Vice President	None
Nichola Noriega(2)	Vice President	None
Christopher Nicholson(2)	Vice President	None
Peter Novak(2)	Vice President	None
Timothy O’Connell(2)	Vice President	None
James B. O’Connell(2)	Assistant Vice President	None
Patricia O’Connor	Assistant Vice President	None
Alan Panzer(2)	Vice President	None
Andrea Pash(2)	Assistant Vice President	None
Maria Paster(2)	Assistant Vice President	None
Ashley Patten(1)	Vice President	None
Donald Pawluk(2)	Vice President	None
Russell W. Pearlman(2)	Vice President	None
Brian C. Perkes(2)	Vice President	None
Charles K. Pettit(2)	Vice President	None
David Pfeffer(2)	Director & Chief Financial Officer	None
Andrew Phillips(1)	Assistant Vice President	None
Cheryl Pipia(2)	Senior Vice President	None
Rachel Powers(1)	Vice President	None
Nicole Pretzel Holahan(2)	Vice President	None
Minnie Ra(2)	Vice President	None
Jill S. Rosmarin(2)	Vice President	None
Richard E. Rath(2)	Vice President	None
William J. Raynor(2)	Vice President	None
Dennis Robinson(1)	Vice President	None
Ian M. Roche(2)	Vice President	None
Michael Rock(2)	Vice President	None
Antoinette Rodriguez(2)	Vice President	None
Megan P. Rosenblum(2)	Assistant Vice President	None
Jacob Rothschild(2)	Assistant Vice President	None
Thomas Sabow(2)	Vice President	None
Mark Santero(2)	Senior Vice President	None
Christopher Saul(2)	Assistant Vice President	None
John Saunders(2)	Vice President	None
Timothy Scanlan(2)	Vice President	None
Alex Schardt(2)	Vice President	None
Thomas Schmitt(2)	Vice President	None
Erik Schneberger(2)	Vice President	None
William Schories(2)	Vice President	None
Ryan Sekimoto(1)	Vice President	None
Jennifer Sexton(2)	Vice President	None
Jeffrey Sharon(2)	Vice President	None
Eric M. Schranck(1)	Assistant Vice President	None
Erin Simpson(2)	Assistant Vice President	None
Bryant Smith(2)	Vice President	None
Aaron Spatz(2)	Vice President	None
Christopher M. Spencer(2)	Vice President	None
John A. Spensley(2)	Vice President	None
Amy Sperber(2)	Assistant Vice President	None
Kirti Srikant(2)	Assistant Vice President	None
Michael Staples(2)	Vice President	None
Alfred St. John(2)	Vice President	None
Bryan Stein(2)	Vice President	None
Benjamin Stewart(2)	Vice President	None
Brian C. Summe(2)	Vice President	None
Michael Sussman(2)	Vice President	None
George T. Sweeney(2)	Senior Vice President	None
Leo Tallon(2)	Vice President	None
Brian Taylor(2)	Vice President	None
James Taylor(2)	Vice President	None
Paul Temple(2)	Vice President	None
Saul Tessler(2)	Assistant Vice President	None
Christopher Thabet(2)	Assistant Vice President	None
David G. Thomas(2)	Vice President	None
Jay S. Therrien(2)	Vice President	None
Bryce Tillery(1)	Vice President	None
Stephen D. Tisdalle(2)	Senior Vice President	None
Cenk Toroslu(1)	Vice President	None
Luz Touma(2)	Vice President	None
Wesley Vance(2)	Vice President	None
Mark S. Vandehey(1)	Chief Compliance Officer	Vice President and Chief Compliance Officer
Tanya Valle(2)	Assistant Vice President	None
Vincent Vermette(2)	Vice President	None
Alyse Vishnick(2)	Assistant Vice President	None
Melissa Wade(1)	Assistant Vice President	None
Kenneth Waddell(2)	Assistant Vice President	None
Eliot Walsh(2)	Assistant Vice President	None
Richard Walsh(2)	Vice President	None
Samuel W. Wang(2)	Senior Vice President	None
Jerry Webman(2)	Senior Vice President	None
Janeanne Weickum(1)	Vice President	None
Michael J. Weigner(2)	Vice President	None
Donn S. Weise(2)	Vice President	None
Chris G. Werner(2)	Vice President	None
Laura White(2)	Vice President	None
Jason Widener(2)	Vice President	None
Ryan C. Wilde(1)	Vice President	None
Martha B. Willis(2)	Director & Executive Vice President	None
Patrick Wisneski(1)	Vice President	None
Meredith Wolff(2)	Vice President	None
Kevin Woodson(1)	Assistant Vice President	None
Cary Patrick Wozniak	Vice President	None
Stephen Zhang(2)	Vice President	None
David Zicchinella(2)	Assistant Vice President	None
Steven Zito(1)	Vice President	None

(1)6803 South Tucson Way, Centennial, CO 80112-3924

(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008

(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OFI Global Asset Management, Inc., OppenheimerFunds, Inc. and Shareholder Services, Inc., as applicable, at each entity’s offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 34. Management Services

Not applicable

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of November, 2013.

Oppenheimer Ultra-Short Duration Fund

By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President,
Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Sam Freedman*	Chairman of the	November 25, 2013
Sam Freedman	Board of Trustees

William F. Glavin, Jr.*	President, Principal Executive	November 25, 2013
William F. Glavin, Jr.	Officer and Trustee

Brian W. Wixted*	Treasurer, Principal	November 25, 2013
Brian W. Wixted	Financial & Accounting Officer

Edward L. Cameron*	Trustee	November 25, 2013
Edward L. Cameron

Jon S. Fossel*	Trustee	November 25, 2013
Jon S. Fossel

Richard F. Grabish*	Trustee	November 25, 2013
Richard F. Grabish

Beverly L. Hamilton*	Trustee	November 25, 2013
Beverly L. Hamilton

Victoria J. Herget*	Trustee	November 25, 2013
Victoria J. Herget

Robert J. Malone*	Trustee	November 25, 2013
Robert J. Malone

F. William Marshall, Jr.*	Trustee	November 25, 2013
F. William Marshall, Jr.

Karen L. Stuckey*	Trustee	November 25, 2013
Karen L. Stuckey

James D. Vaughn*	Trustee	November 25, 2013
James D. Vaughn

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

Oppenheimer Ultra-Short Duration Fund

Registration Statement No. 333-171815

Post-Effective Amendment No. 7

EXHIBIT INDEX

Exhibit No. Description

28 (d)(i) Restated Investment Advisory Agreement

28 (d)(ii) Investment SubAdvisory Agreement

28 (j) Independent Registered Public Accounting Firm’s Consent